UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Item 1. Schedule of Investments.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

STATEMENT OF INVESTMENTS (unaudited)

March 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.89%
AMUSEMENT AND RECREATION SERVICES - 1.85%
1,300		Nintendo Co Ltd	$670,345

		TOTAL AMUSEMENT AND RECREATION SERVICES	670,345

APPAREL AND ACCESSORY STORES - 0.24%
1,172	e	Abercrombie & Fitch Co (Class A)	85,720

		TOTAL APPAREL AND ACCESSORY STORES	85,720

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.94%
14,889	e	Lowe’s Cos, Inc	341,554

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	341,554

BUSINESS SERVICES - 16.58%
10,952	*	Adobe Systems, Inc	389,782
6,539	e*	DST Systems, Inc	429,874
19,801	e*	eBay, Inc	590,862
142,215		Experian Group Ltd	1,035,847
3,074	*	Google, Inc (Class A)	1,354,005
13,667	e*	Intuit, Inc	369,146
14,714	e*	Juniper Networks, Inc	367,850
1,842	e	Mastercard, Inc (Class A)	410,748
4,432	e	Omnicom Group, Inc	195,806
39,328	*	Oracle Corp	769,256
1,275	e*	Visa, Inc (Class A)	79,509

		TOTAL BUSINESS SERVICES	5,992,685

CHEMICALS AND ALLIED PRODUCTS - 20.75%
573	*	Abbott Laboratories	31,056
2,426	e	Air Products & Chemicals, Inc	223,192
12,841	*	Avon Products, Inc	507,733
10,474	e*	Celgene Corp	641,951
5,318		Clorox Co	301,212
8,428	e*	Du Pont (E.I.) de Nemours & Co	394,093
10,409	*	Genentech, Inc	845,003
14,662	*	Gilead Sciences, Inc	755,533
21,538		Merck & Co, Inc	817,367
8,892	e	Monsanto Co	991,458
726	e*	Mosaic Co	74,488
8,299	e	Mylan Laboratories, Inc	96,268
12,360		Novartis AG. (ADR)	633,203
7,061		Praxair, Inc	594,748
12,883		Teva Pharmaceutical Industries Ltd (ADR)	595,066

		TOTAL CHEMICALS AND ALLIED PRODUCTS	7,502,371

COAL MINING - 0.92%
6,911	e	Sasol Ltd (ADR)	334,423

		TOTAL COAL MINING	334,423

DEPOSITORY INSTITUTIONS - 2.34%
3,322	e	JPMorgan Chase & Co	142,680
2,102	e	State Street Corp	166,058

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

25,188	e	Western Union Co	$535,749

		TOTAL DEPOSITORY INSTITUTIONS	844,487

ELECTRIC, GAS, AND SANITARY SERVICES - 1.15%
6,603	*	FPL Group, Inc	414,272

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	414,272

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 11.02%
2,093	*	Apple Computer, Inc	300,346
31,319	e*	Cisco Systems, Inc	754,475
27,121		Intel Corp	574,423
17,573	e	Maxim Integrated Products, Inc	358,313
18,887		Qualcomm, Inc	774,367
10,892	*	Research In Motion Ltd	1,222,409

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	3,984,333

ENGINEERING AND MANAGEMENT SERVICES - 1.22%
4,767	*	Jacobs Engineering Group, Inc	350,804
2,741	e*	URS Corp	89,603

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	440,407

GENERAL BUILDING CONTRACTORS - 0.30%
3,244	e	Ryland Group, Inc	106,695

		TOTAL GENERAL BUILDING CONTRACTORS	106,695

GENERAL MERCHANDISE STORES - 2.66%
16,720	e	TJX Cos, Inc	552,930
7,731		Wal-Mart Stores, Inc	407,269

		TOTAL GENERAL MERCHANDISE STORES	960,199

HOLDING AND OTHER INVESTMENT OFFICES - 0.09%
353	*	Affiliated Managers Group, Inc	32,031

		TOTAL HOTELS AND OTHER LODGING PLACES	32,031

HOTELS AND OTHER LODGING PLACES - 0.91%
5,569	e*	MGM Mirage	327,290

		TOTAL HOTELS AND OTHER LODGING PLACES	327,290

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.96%
12,169	e	Applied Materials, Inc	237,417
7,926	e*	EMC Corp	113,659
31,113	*	General Electric Co	1,151,492
8,278	*	Hewlett-Packard Co	377,973
15,793	e	International Game Technology	635,037
352	m,v*	Seagate Technology, Inc	0

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,515,578

INSTRUMENTS AND RELATED PRODUCTS - 7.44%
11,781	e*	Agilent Technologies, Inc	351,427
2,278		Alcon, Inc	324,046
6,956		Allergan, Inc	392,249

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

16,483		Emerson Electric Co	$848,215
7,606	e*	Flir Systems, Inc	228,865
2,430	e*	Hologic, Inc	135,108
3,440	e*	St. Jude Medical, Inc	148,574
3,015	*	Waters Corp	167,936
1,222	*	Zimmer Holdings, Inc	94,975

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,691,395

INSURANCE CARRIERS - 1.32%
9,182	*	Lincoln National Corp	477,464

		TOTAL INSURANCE CARRIERS	477,464

METAL MINING - 0.95%
5,720		Anglo American plc	343,745

		TOTAL METAL MINING	343,745

MISCELLANEOUS RETAIL - 6.64%
8,176	e*	Amazon.com, Inc	582,949
31,682		CVS Corp	1,283,438
24,107	e	Staples, Inc	533,006

		TOTAL MISCELLANEOUS RETAIL	2,399,393

MOTION PICTURES - 0.85%
16,298	e	News Corp (Class A)	305,588

		TOTAL MOTION PICTURES	305,588

NONDEPOSITORY INSTITUTIONS - 0.15%
2,026	e	Fannie Mae	53,324

		TOTAL NONDEPOSITORY INSTITUTIONS	53,324

OIL AND GAS EXTRACTION - 5.04%
11,562	e*	Denbury Resources, Inc	330,095
2,477	e*	National Oilwell Varco, Inc	144,607
10,321		Saipem S.p.A.	417,785
8,271	e*	Schlumberger Ltd	719,577
3,418	e	XTO Energy, Inc	211,437

		TOTAL OIL AND GAS EXTRACTION	1,823,501

PETROLEUM AND COAL PRODUCTS - 1.22%
4,236	e	Devon Energy Corp	441,942

		TOTAL PETROLEUM AND COAL PRODUCTS	441,942

RAILROAD TRANSPORTATION - 0.46%
1,327	e	Union Pacific Corp	166,379

		TOTAL RAILROAD TRANSPORTATION	166,379

SECURITY AND COMMODITY BROKERS - 3.18%
33,825		Charles Schwab Corp	636,925
8,801	e	Lazard Ltd (Class A)	336,198

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

2,365		Morgan Stanley	$108,081
1,132		NYSE Euronext	69,856

		TOTAL SECURITY AND COMMODITY BROKERS	1,151,060

TOBACCO PRODUCTS - 2.38%
11,846		Altria Group, Inc	262,981
11,846	*	Philip Morris International, Inc	599,171

		TOTAL TOBACCO PRODUCTS	862,152

TRANSPORTATION EQUIPMENT - 0.36%
3,746	*	BE Aerospace, Inc	130,923

		TOTAL TRANSPORTATION EQUIPMENT	130,923

WATER TRANSPORTATION - 0.97%
10,688	e	Royal Caribbean Cruises Ltd	351,631

		TOTAL WATER TRANSPORTATION	351,631

		TOTAL COMMON STOCKS (Cost $35,701,339)	35,750,887

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 31.45%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.97%
$ 350,000		Federal Home Loan Bank (FHLB) 0.000%, 04/01/08	350,000

SHARES		COMPANY

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 30.48%
11,018,906		State Street Navigator Securities Lending Prime Portfolio	11,018,906

		TOTAL SHORT-TERM INVESTMENTS (Cost $11,368,906)	11,368,906

		TOTAL PORTFOLIO - 130.34% (Cost $47,070,245)	47,119,793
		OTHER ASSETS & LIABILITIES, NET - (30.34)%	(10,968,121)

		NET ASSETS - 100.00%	$36,151,672

*	Non-income producing

e	All or a portion of these securities are out on loan.

m	Indicates a security that has been deemed illiquid.

v	Security valued at fair value.

ABBREVIATION:

ADR - American Depositary Receipt

At March 31, 2008, the unrealized appreciation on investments was $49,548, consisting of gross unrealized appreciation of $2,091,317 and gross unrealized depreciation of $2,041,769.

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

STATEMENT OF INVESTMENTS (unaudited)

March 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.49%
AMUSEMENT AND RECREATION SERVICES - 1.93%
20,665	*	Activision, Inc	$564,361
834		Nintendo Co Ltd	430,052
12,525	e*	WMS Industries, Inc	450,524

		TOTAL AMUSEMENT AND RECREATION SERVICES	1,444,937

APPAREL AND ACCESSORY STORES - 1.15%
23,803	e	Gap, Inc	468,443
8,911	e*	J Crew Group, Inc	393,599

		TOTAL APPAREL AND ACCESSORY STORES	862,042

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.56%
15,091	e	Home Depot, Inc	422,095

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	422,095

BUSINESS SERVICES - 6.86%
11,363	e*	Adobe Systems, Inc	404,409
27,705	e*	BEA Systems, Inc	530,551
6,945	e*	DynCorp International, Inc (Class A)	115,843
12,665	e*	eBay, Inc	377,924
1,252	e*	Google, Inc (Class A)	551,468
1,200	e	Mastercard, Inc (Class A)	267,588
66,479	e	Microsoft Corp	1,886,674
5,498	e*	NetSuite, Inc	118,427
31,807	*	Oracle Corp	622,145
4,471	*	Symantec Corp	74,308
2,988	e*	Visa, Inc (Class A)	186,332

		TOTAL BUSINESS SERVICES	5,135,669

CHEMICALS AND ALLIED PRODUCTS - 14.68%
18,167	*	Abbott Laboratories	1,001,910
1,812		Akzo Nobel NV	145,380
4,031	*	Amgen, Inc	168,415
7,552	*	Avon Products, Inc	298,606
7,088		Bayer AG.	568,013
8,184	e*	Celgene Corp	501,597
6,947	e*	Chattem, Inc	460,864
2,607		Clorox Co	147,660
7,144		Colgate-Palmolive Co	556,589
17,066	*	Du Pont (E.I.) de Nemours & Co	798,006
12,522	*	Elan Corp plc (ADR)	261,209
5,353	e*	Genentech, Inc	434,557
7,401	*	Genzyme Corp	551,671
16,930	e*	Gilead Sciences, Inc	872,403
22,243		Merck & Co, Inc	844,122
8,202	e	Monsanto Co	914,523
4,928	*	Mosaic Co	505,613
11,587	e	Mylan Laboratories, Inc	134,409
6,851	e	Praxair, Inc	577,060
17,851	*	Procter & Gamble Co	1,250,820

		TOTAL CHEMICALS AND ALLIED PRODUCTS	10,993,427

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

COAL MINING - 0.29%
4,278	e	Peabody Energy Corp	$218,178

		TOTAL COAL MINING	218,178

COMMUNICATIONS - 3.03%
3,926		America Movil S.A. de C.V. (ADR) (Series L)	250,047
43,205		AT&T, Inc	1,654,752
9,911		Verizon Communications, Inc	361,256

		TOTAL COMMUNICATIONS	2,266,055

DEPOSITORY INSTITUTIONS - 7.52%
24,758	e	Bank of America Corp	938,576
24,445	e	Citigroup, Inc	523,612
30,491	e	JPMorgan Chase & Co	1,309,588
6,383	e	M&T Bank Corp	513,704
10,969		Northern Trust Corp	729,109
5,096	e	SunTrust Banks, Inc	280,993
25,142	e	US Bancorp	813,594
18,033		Wells Fargo & Co	524,760

		TOTAL DEPOSITORY INSTITUTIONS	5,633,936

EATING AND DRINKING PLACES - 1.54%
1,997	e*	Chipotle Mexican Grill, Inc (Class A)	226,520
15,488	e	Darden Restaurants, Inc	504,134
7,636	e*	McDonald’s Corp	425,860

		TOTAL EATING AND DRINKING PLACES	1,156,514

ELECTRIC, GAS, AND SANITARY SERVICES - 3.58%
6,082		Constellation Energy Group, Inc	536,858
7,108		Exelon Corp	577,667
9,954	*	FPL Group, Inc	624,514
6,061	e*	NRG Energy, Inc	236,318
6,440		Public Service Enterprise Group, Inc	258,824
7,960	e	Questar Corp	450,218

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,684,399

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.77%
1,895	*	Apple Computer, Inc	271,933
32,409	*	Cisco Systems, Inc	780,733
1,961	e*	First Solar, Inc	453,266
8,337		Gamesa Corp Tecnologica S.A.	380,383
13,227		Honeywell International, Inc	746,267
32,834		Intel Corp	695,424
4,723		L-3 Communications Holdings, Inc	516,413
7,383	*	Nvidia Corp	146,110
22,748	e	Qualcomm, Inc	932,668
1,326	*	Research In Motion Ltd	148,817

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	5,072,014

FABRICATED METAL PRODUCTS - 0.47%
11,101	e	Pentair, Inc	354,122

		TOTAL FABRICATED METAL PRODUCTS	354,122

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

FOOD AND KINDRED PRODUCTS - 4.71%
7,645	*	Anheuser-Busch Cos, Inc	$362,755
15,441		Coca-Cola Co	939,894
12,270		General Mills, Inc	734,728
4,771	e	Kraft Foods, Inc (Class A)	147,949
13,659	*	PepsiCo, Inc	986,180
10,504		Unilever plc	354,187

		TOTAL FOOD AND KINDRED PRODUCTS	3,525,693

GENERAL BUILDING CONTRACTORS - 0.29%
14,889		Amec plc	213,790

		TOTAL GENERAL BUILDING CONTRACTORS	213,790

GENERAL MERCHANDISE STORES - 2.66%
2,605	e	Costco Wholesale Corp	169,247
3,295	e	Macy’s, Inc	75,983
4,584	e*	Saks, Inc	57,162
20,965	e	TJX Cos, Inc	693,313
18,876		Wal-Mart Stores, Inc	994,388

		TOTAL GENERAL MERCHANDISE STORES	1,990,093

HEALTH SERVICES - 2.27%
12,214	e	Cardinal Health, Inc	641,357
12,387	e*	Medco Health Solutions, Inc	542,427
5,772	e	Mindray Medical International Ltd (ADR)	167,042
6,544	e	Universal Health Services, Inc (Class B)	351,347

		TOTAL HEALTH SERVICES	1,702,173

HOLDING AND OTHER INVESTMENT OFFICES - 0.78%
4,440		SPDR Trust Series 1	585,947

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	585,947

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.00%
1,935		Alstom RGPT	419,496
13,773	e	Applied Materials, Inc	268,711
10,004	e	Deere & Co	804,722
75,637	*	General Electric Co	2,799,325
24,284	*	Hewlett-Packard Co	1,108,807
5,161	*	International Business Machines Corp	594,238
582	m,v*	Seagate Technology, Inc	0

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	5,995,299

INSTRUMENTS AND RELATED PRODUCTS - 4.27%
9,156	e	Covidien Ltd	405,153
14,284		Emerson Electric Co	735,055
6,178	e*	Hologic, Inc	343,497
13,065		Johnson & Johnson	847,527
10,186	e	Medtronic, Inc	492,697
8,745	e*	St. Jude Medical, Inc	377,697

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,201,626

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

INSURANCE AGENTS, BROKERS AND SERVICE - 0.30%
5,561		AON Corp	$223,552

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	223,552

INSURANCE CARRIERS - 3.77%
15,619	e	ACE Ltd	859,982
7,677		Aetna, Inc	323,125
12,784	e	Aflac, Inc	830,321
10,927		American International Group, Inc	472,593
5,574		Assurant, Inc	339,234

		TOTAL INSURANCE CARRIERS	2,825,255

LEGAL SERVICES - 0.77%
8,077	e*	FTI Consulting, Inc	573,790

		TOTAL LEGAL SERVICES	573,790

METAL MINING - 0.78%
9,763		Anglo American plc	586,710

		TOTAL METAL MINING	586,710

MISCELLANEOUS RETAIL - 0.75%
13,909		CVS Corp	563,454

		TOTAL MISCELLANEOUS RETAIL	563,454

MOTION PICTURES - 1.49%
15,991	*	Discovery Holding Co (Class A)	339,329
11,518	e*	DreamWorks Animation SKG, Inc (Class A)	296,934
12,160	e*	Viacom, Inc (Class B)	481,779

		TOTAL MOTION PICTURES	1,118,042

NONDEPOSITORY INSTITUTIONS - 0.76%
21,675		Fannie Mae	570,486

		TOTAL NONDEPOSITORY INSTITUTIONS	570,486

OIL AND GAS EXTRACTION - 3.48%
4,294	e	Baker Hughes, Inc	294,139
8,918	e*	Cameron International Corp	371,346
14,218	e	Halliburton Co	559,194
10,810	*	Schlumberger Ltd	940,470
6,079	e*	Weatherford International Ltd	440,545

		TOTAL OIL AND GAS EXTRACTION	2,605,694

PETROLEUM AND COAL PRODUCTS - 7.80%
3,695		Apache Corp	446,430
9,127		Cabot Oil & Gas Corp	464,017
9,411	e	Devon Energy Corp	981,850
36,638		Exxon Mobil Corp	3,098,842
12,956		Marathon Oil Corp	590,794
2,579		Petroleo Brasileiro S.A. (ADR)	263,342

		TOTAL PETROLEUM AND COAL PRODUCTS	5,845,275

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

PRINTING AND PUBLISHING - 0.40%
7,119	e	EW Scripps Co (Class A)	$299,069

		TOTAL PRINTING AND PUBLISHING	299,069

RAILROAD TRANSPORTATION - 0.77%
4,587	e	Union Pacific Corp	575,118

		TOTAL RAILROAD TRANSPORTATION	575,118

SECURITY AND COMMODITY BROKERS - 1.45%
3,485		Goldman Sachs Group, Inc	576,384
13,222	e	Lazard Ltd (Class A)	505,080

		TOTAL SECURITY AND COMMODITY BROKERS	1,081,464

TOBACCO PRODUCTS - 2.88%
26,146		Altria Group, Inc	580,441
31,097	*	Philip Morris International, Inc	1,572,886

		TOTAL TOBACCO PRODUCTS	2,153,327

TRANSPORTATION EQUIPMENT - 2.58%
8,309		Boeing Co	617,941
6,418		Harsco Corp	355,429
4,230		Northrop Grumman Corp	329,135
9,704	e	Raytheon Co	626,970

		TOTAL TRANSPORTATION EQUIPMENT	1,929,475

WATER TRANSPORTATION - 0.15%
3,238	e	K-Sea Transportation Partners LP	114,301

		TOTAL WATER TRANSPORTATION	114,301

		TOTAL COMMON STOCKS (Cost $67,951,259)	74,523,021

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 28.47%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.66%
$ 500,000		Federal Home Loan Bank (FHLB) 0.000%, 04/01/08	500,000

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES	COMPANY	VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 27.81%
20,829,649	State Street Navigator Securities Lending Prime Portfolio	$20,829,649

	TOTAL SHORT-TERM INVESTMENTS (Cost $21,329,649)	21,329,649

	TOTAL PORTFOLIO - 127.96% (Cost $89,280,908)	95,852,670
	OTHER ASSETS & LIABILITIES, NET - (27.96)%	(20,945,380)

	NET ASSETS - 100.00%	$74,907,290

*	Non-income producing

e	All or a portion of these securities are out on loan.

m	Indicates a security that has been deemed illiquid.

v	Security valued at fair value.

ABBREVIATION:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

At March 31, 2008, the unrealized appreciation on investments was $6,571,762, consisting of gross unrealized appreciation of $9,953,323 and gross unrealized depreciation of $3,381,561.

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

STATEMENT OF INVESTMENTS (unaudited)

March 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.37%
AMUSEMENT AND RECREATION SERVICES - 0.46%
1,200		Nintendo Co Ltd	$618,780

		TOTAL AMUSEMENT AND RECREATION SERVICES	618,780

AUTO REPAIR, SERVICES AND PARKING - 0.75%
49,300		NOK Corp	1,008,949

		TOTAL AUTO REPAIR, SERVICES AND PARKING	1,008,949

BUSINESS SERVICES - 0.56%
8	e	NTT Data Corp	34,992
60,545		WPP Group plc	722,166

		TOTAL BUSINESS SERVICES	757,158

CHEMICALS AND ALLIED PRODUCTS - 17.67%
127,174	e	Bayer AG.	10,191,379
276,378		Dabur India Ltd	763,277
50,700	e	Daiichi Sankyo Co Ltd	1,497,908
71,208		Reckitt Benckiser Group plc	3,944,325
50		Shin-Etsu Chemical Co Ltd	2,583
5,568,000	e	Sinochem Hong Kong Holding Ltd	5,136,842
36,982		SSL International plc	332,852
4,186		Syngenta AG.	1,226,589
224,000		UBE Industries Ltd	725,843

		TOTAL CHEMICALS AND ALLIED PRODUCTS	23,821,598

COMMUNICATIONS - 0.17%
9		Nippon Telegraph & Telephone Corp	38,824
22		NTT DoCoMo, Inc	33,327
6,000		Singapore Telecommunications Ltd	17,044
45,429		Vodafone Group plc	136,052

		TOTAL COMMUNICATIONS	225,247

DEPOSITORY INSTITUTIONS - 5.56%
1,553		Australia & New Zealand Banking Group Ltd	32,005
1,068		Commonwealth Bank of Australia	40,808
3,017		DBS Group Holdings Ltd	39,454
23,190	e	Deutsche Bank AG.	2,625,022
14,268		Julius Baer Holding AG.	1,051,674
6,203		Komercni Banka A.S.	1,482,430
63	e	Mizuho Financial Group, Inc	230,688
1,349		National Australia Bank Ltd	37,170
40,273		OTP Bank Rt	1,646,702
3,000		Oversea-Chinese Banking Corp	17,654
272	*	Societe Generale	26,173
1,093	e	Societe Generale	107,020
12	e	Sumitomo Mitsui Financial Group, Inc	78,973
3,000		United Overseas Bank Ltd	41,716
1,533		Westpac Banking Corp	33,274

		TOTAL DEPOSITORY INSTITUTIONS	7,490,763

ELECTRIC, GAS, AND SANITARY SERVICES - 6.64%
123,628		British Energy Group plc	1,600,964
800	e	Chubu Electric Power Co, Inc	19,984

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

52,089		Electricite de France	$4,531,995
20,436	e	Fortum Oyj	832,716
387,000		Hong Kong & China Gas Ltd	1,163,588
800		Kansai Electric Power Co, Inc	19,904
15,701		Reliance Energy Ltd	489,521
10,700	e	Tokyo Electric Power Co, Inc	286,070

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	8,944,742

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.51%
90		Kyocera Corp	7,557
100		Murata Manufacturing Co Ltd	4,966
11,500		TDK Corp	679,524

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	692,047

ENGINEERING AND MANAGEMENT SERVICES - 0.55%
12,311		Tecan Group AG.	741,313

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	741,313

FOOD AND KINDRED PRODUCTS - 6.93%
90,600		Asahi Breweries Ltd	1,867,807
59,142		Groupe Danone	5,288,497
38,352		Sampo Oyj (A Shares)	1,038,401
37,200	e	Yakult Honsha Co Ltd	1,153,170

		TOTAL FOOD AND KINDRED PRODUCTS	9,347,875

FOOD STORES - 0.03%
1,684		Woolworths Ltd	44,631

		TOTAL FOOD STORES	44,631

GENERAL BUILDING CONTRACTORS - 2.86%
53,330	e	Vinci S.A.	3,855,274

		TOTAL GENERAL BUILDING CONTRACTORS	3,855,274

HEALTH SERVICES - 0.42%
19,513	e	Mindray Medical International Ltd (ADR)	564,706

		TOTAL HEALTH SERVICES	564,706

HOLDING AND OTHER INVESTMENT OFFICES - 3.57%
184,000		China Merchants Holdings International Co Ltd	873,584
202,000		Japan Asia Investment Co Ltd	798,435
285,581		Man Group plc	3,142,787

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,814,806

HOTELS AND OTHER LODGING PLACES - 3.53%
65,174	e	Accor S.A.	4,759,847

		TOTAL HOTELS AND OTHER LODGING PLACES	4,759,847

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.30%
2,470		Canon, Inc	113,737
1,240		FUJIFILM Holdings Corp	43,913
59,105		GEA Group AG.	1,987,544

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

2,730		Komatsu Ltd	$75,727
35,624		Krones AG.	2,907,678
2,500	e	Modec, Inc	81,260
15,663		Rheinmetall AG.	1,105,339
75,017	e	SKF AB (B Shares)	1,508,711
100		Sumitomo Heavy Industries Ltd	646
245,000		Synnex Technology International Corp	666,140

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	8,490,695

INSTRUMENTS AND RELATED PRODUCTS - 2.01%
29,599		Phonak Holding AG.	2,715,204

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,715,204

INSURANCE CARRIERS - 4.65%
31,518		Allianz AG.	6,243,760
3,000	e,v	Mitsui Sumitomo Insurance Co Ltd	30,307

		TOTAL INSURANCE CARRIERS	6,274,067

METAL MINING - 2.82%
2,930		BHP Billiton Ltd	95,889
130,214		MMC Norilsk Nickel (ADR)	3,665,524
366	e	Rio Tinto Ltd	40,975

		TOTAL METAL MINING	3,802,388

MISCELLANEOUS RETAIL - 1.21%
170,000		Hutchison Whampoa Ltd	1,608,771
2,406		Origin Energy Ltd	20,141

		TOTAL MISCELLANEOUS RETAIL	1,628,912

NONDEPOSITORY INSTITUTIONS - 3.35%
39,185		Deutsche Postbank AG.	3,740,872
1,531	e	ORIX Corp	208,884
60,367		Tullett Prebon plc	570,583

		TOTAL NONDEPOSITORY INSTITUTIONS	4,520,339

OIL AND GAS EXTRACTION - 0.89%
28,775		Saipem S.p.A.	1,164,787
773		Woodside Petroleum Ltd	38,501

		TOTAL OIL AND GAS EXTRACTION	1,203,288

PETROLEUM AND COAL PRODUCTS - 0.60%
41,465		BP plc	421,343
2,732		ENI S.p.A.	93,164
7,867		Royal Dutch Shell plc (A Shares)	271,202
372		Total S.A.	27,626

		TOTAL PETROLEUM AND COAL PRODUCTS	813,335

PRIMARY METAL INDUSTRIES - 0.74%
11,100		Nippon Steel Corp	56,235
5,000		Sumitomo Metal Industries Ltd	18,961
3,700	e	Sumitomo Metal Mining Co Ltd	68,855
89,696		Welspun-Gujarat Stahl Ltd	856,606

		TOTAL PRIMARY METAL INDUSTRIES	1,000,657

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

RAILROAD TRANSPORTATION - 0.66%
8		East Japan Railway Co	$66,533
72,315		Firstgroup plc	808,735

		TOTAL RAILROAD TRANSPORTATION	875,268

REAL ESTATE - 0.55%
360	e	Risa Partners, Inc	722,311
1,122	e	Westfield Group	18,252

		TOTAL REAL ESTATE	740,563

SECURITY AND COMMODITY BROKERS - 3.30%
86,812		Credit Suisse Group	4,418,837
1,900		Nomura Holdings, Inc	28,401

		TOTAL SECURITY AND COMMODITY BROKERS	4,447,238

STONE, CLAY, AND GLASS PRODUCTS - 3.33%
1,016,000		Nippon Sheet Glass Co Ltd	4,494,944

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	4,494,944

TOBACCO PRODUCTS - 3.57%
3,309		British American Tobacco plc	124,186
3,891,631		Huabao International Holdings Ltd	3,200,252
296		Japan Tobacco, Inc	1,481,782

		TOTAL TOBACCO PRODUCTS	4,806,220

TRANSPORTATION BY AIR - 0.03%
1,954		SABMiller plc	42,813

		TOTAL TRANSPORTATION BY AIR	42,813

TRANSPORTATION EQUIPMENT - 7.20%
720		Denso Corp	23,258
418,834	e	Fiat S.p.A.	9,687,073
20		Toyota Motor Corp	997

		TOTAL TRANSPORTATION EQUIPMENT	9,711,328

TRUCKING AND WAREHOUSING - 6.18%
272,618		Deutsche Post AG.	8,328,150

		TOTAL TRUCKING AND WAREHOUSING	8,328,150

WATER TRANSPORTATION - 0.11%
34		Euro-Kai KGaA	4,078
1,865		Hamburger Hafen und Logistik AG.	142,066

		TOTAL WATER TRANSPORTATION	146,144

WHOLESALE TRADE-DURABLE GOODS - 0.38%
7,560		Kloeckner & Co AG.	386,828
1,440		Mitsubishi Corp	43,483
3,000		Mitsui & Co Ltd	60,795
1,450	e	Sumitomo Corp	19,100

		TOTAL WHOLESALE TRADE-DURABLE GOODS	510,206

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

WHOLESALE TRADE-NONDURABLE GOODS - 0.28%
9,600	e	Kobayashi Pharmaceutical Co Ltd	$369,823

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	369,823

		TOTAL COMMON STOCKS (Cost $135,109,744)	132,609,318

SHORT-TERM INVESTMENTS - 10.67%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -10.67%
14,387,374		State Street Navigator Securities Lending Prime Portfolio	14,387,374

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	14,387,374

		TOTAL SHORT-TERM INVESTMENTS (Cost $14,387,374)	14,387,374

		TOTAL PORTFOLIO - 109.04% (Cost $149,497,118)	146,996,692
		OTHER ASSETS & LIABILITIES, NET - (9.04)%	(12,190,330)

		NET ASSETS - 100.00%	$134,806,362

*	Non-income producing

e	All or a portion of these securities are out on loan.

v	Security valued at fair value.

ABBREVIATION:

ADR - American Depositary Receipt

At March 31, 2008, the unrealized depreciation on investments was $2,500,426, consisting of gross unrealized appreciation of $5,756,489 and gross unrealized depreciation of $8,256,915.

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - International Equity Fund

SUMMARY OF MARKET VALUES BY COUNTRY

INTERNATIONAL EQUITY FUND (unaudited)

March 31, 2008

COUNTRY	VALUE	% OF MARKET VALUE

DOMESTIC
UNITED STATES OF AMERICA	$14,387,374	9.79%

TOTAL DOMESTIC	14,387,374	9.79

FOREIGN
AUSTRALIA	402,978	0.27
CHINA	8,901,799	6.06
CZECH REPUBLIC	1,482,430	1.01
FINLAND	1,871,117	1.27
FRANCE	18,596,434	12.65
GERMANY	37,547,365	25.54
HONG KONG	3,645,943	2.48
HUNGARY	1,646,702	1.12
INDIA	2,192,502	1.49
ITALY	10,945,024	7.45
JAPAN	17,118,431	11.65
RUSSIA	3,665,524	2.49
SINGAPORE	116,122	0.08
SWEDEN	1,508,711	1.03
SWITZERLAND	10,153,617	6.91
TAIWAN	694,102	0.47
UNITED KINGDOM	12,120,517	8.24

TOTAL FOREIGN	132,609,318	90.21

TOTAL PORTFOLIO	$146,996,692	100.00%

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

STATEMENT OF INVESTMENTS (unaudited)

March 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.63%
AMUSEMENT AND RECREATION SERVICES - 0.28%
14,826	e*	Melco PBL Entertainment Macau Ltd (ADR)	$168,720

		TOTAL AMUSEMENT AND RECREATION SERVICES	168,720

APPAREL AND ACCESSORY STORES - 2.72%
84,605	e	Gap, Inc	1,665,026

		TOTAL APPAREL AND ACCESSORY STORES	1,665,026

APPAREL AND OTHER TEXTILE PRODUCTS - 0.07%
584	e	Liz Claiborne, Inc	10,600
405		VF Corp	31,392

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	41,992

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.32%
7,063		Home Depot, Inc	197,552

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	197,552

BUSINESS SERVICES - 2.25%
9,085	e*	Affiliated Computer Services, Inc (Class A)	455,249
5,937	e	CA, Inc	133,583
23,470	*	Oracle Corp	459,073
1,553,556		Solomon Systech International Ltd	89,828
2,198	e*	Visa, Inc (Class A)	137,067
3,392	*	Yahoo!, Inc	98,131

		TOTAL BUSINESS SERVICES	1,372,931

CHEMICALS AND ALLIED PRODUCTS - 7.17%
3,925		Akzo Nobel NV	314,911
12,463		Clorox Co	705,904
2,637	e	Dow Chemical Co	97,173
23,287	*	Du Pont (E.I.) de Nemours & Co	1,088,900
991	*	Eli Lilly & Co	51,126
1,988	*	Genentech, Inc	161,386
27,352	e*	Keryx Biopharmaceuticals, Inc	16,411
8,357		Merck & Co, Inc	317,148
14,218	e	Mylan Laboratories, Inc	164,929
39,732		Pfizer, Inc	831,591
9	e	Tronox, Inc (Class B)	35
17,474	e*	Verasun Energy Corp	128,434
12,098		Wyeth	505,212

		TOTAL CHEMICALS AND ALLIED PRODUCTS	4,383,160

COAL MINING - 0.58%
240		Arch Coal, Inc	10,440
6,805	e	Peabody Energy Corp	347,055

		TOTAL COAL MINING	357,495

COMMUNICATIONS - 5.28%
31,159		AT&T, Inc	1,193,390
12,783	e	Comcast Corp (Class A)	247,223

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

394	e*	Liberty Media Corp - Capital (Series A)	$6,202
1,576	*	Liberty Media Corp - Entertainment (Series A)	35,681
1,970	e*	Liberty Media Holding Corp (Interactive A)	31,796
71,463	e	Sprint Nextel Corp	478,087
11	e*	Time Warner Cable, Inc (Class A)	275
1,411,900	v*	True Corp PCL	228,702
27,576		Verizon Communications, Inc	1,005,145

		TOTAL COMMUNICATIONS	3,226,501

DEPOSITORY INSTITUTIONS - 14.29%
57,037		AMMB Holdings BHD	61,344
4,648	e	Astoria Financial Corp	126,240
23,254		Bank of America Corp	881,559
14,319		Bank of New York Mellon Corp	597,532
3,295	e	BB&T Corp	105,638
41,112	e	Citigroup, Inc	880,619
6,154	e	Comerica, Inc	215,882
3,037	e	Fifth Third Bancorp	63,534
20,761		Hudson City Bancorp, Inc	367,054
36,493		JPMorgan Chase & Co	1,567,374
10,278	e	M&T Bank Corp	827,173
6,771	e	National City Corp	67,371
1,672	e	PNC Financial Services Group, Inc	109,633
8,449		SunTrust Banks, Inc	465,878
35,852	e	TCF Financial Corp	642,468
7,530	e	US Bancorp	243,671
13,927	e	Valley National Bancorp	267,538
26,716	e	Wachovia Corp	721,332
18,059		Wells Fargo & Co	525,517

		TOTAL DEPOSITORY INSTITUTIONS	8,737,357

EATING AND DRINKING PLACES - 1.27%
23,909	e	Darden Restaurants, Inc	778,238

		TOTAL EATING AND DRINKING PLACES	778,238

ELECTRIC, GAS, AND SANITARY SERVICES - 6.52%
44,497	e*	Allied Waste Industries, Inc	481,013
8,762		American Electric Power Co, Inc	364,762
4,658		Aqua America, Inc	87,477
23,166	*	Calpine Corp	426,718
28,599	e	CMS Energy Corp	387,230
3,704		Constellation Energy Group, Inc	326,952
1,946		Dominion Resources, Inc	79,475
4,068	e	Exelon Corp	330,606
2,138		FirstEnergy Corp	146,710
10,514	*	FPL Group, Inc	659,648
774		MDU Resources Group, Inc	19,002
4,836	e	PG&E Corp	178,062
2,439	e	PPL Corp	111,999
2,400	e	Progress Energy, Inc	100,080
3,360	e	Questar Corp	190,042
4,200	e	Westar Energy, Inc	95,634

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	3,985,410

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 2.49%
6,514	e*	Ciena Corp	200,827
6,562		Honeywell International, Inc	370,228

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

46,523	e	Maxim Integrated Products, Inc	$948,604

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,519,659

ENGINEERING AND MANAGEMENT SERVICES - 0.39%
40	e*	Affymax, Inc	564
11,719	e*	Genpact Ltd	143,558
232	e	KBR, Inc	6,433
2,619	e*	URS Corp	85,615

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	236,170

FABRICATED METAL PRODUCTS - 0.41%
10,004	*	Crown Holdings, Inc	251,701

		TOTAL FABRICATED METAL PRODUCTS	251,701

FOOD AND KINDRED PRODUCTS - 3.80%
2,937	*	Archer Daniels Midland Co	120,887
1,483		Coca-Cola Co	90,270
3,930		General Mills, Inc	235,328
31,633		Kraft Foods, Inc (Class A)	980,939
3,290	e	Molson Coors Brewing Co (Class B)	172,955
6,795	*	PepsiCo, Inc	490,599
14,442		Tyson Foods, Inc (Class A)	230,350

		TOTAL FOOD AND KINDRED PRODUCTS	2,321,328

FORESTRY - 0.35%
5,000	e	Rayonier, Inc	217,200

		TOTAL FORESTRY	217,200

FURNITURE AND FIXTURES - 0.38%
11,642	e	Masco Corp	230,861

		TOTAL FURNITURE AND FIXTURES	230,861

GENERAL BUILDING CONTRACTORS - 0.46%
8,591	e	Ryland Group, Inc	282,558

		TOTAL GENERAL BUILDING CONTRACTORS	282,558

GENERAL MERCHANDISE STORES - 0.30%
3,400	e	Macy’s, Inc	78,404
1,983		Wal-Mart Stores, Inc	104,464

		TOTAL GENERAL MERCHANDISE STORES	182,868

HEALTH SERVICES - 0.47%
16,220	e*	Healthsouth Corp	288,554

		TOTAL HEALTH SERVICES	288,554

HOLDING AND OTHER INVESTMENT OFFICES - 0.94%
1,690		Boston Properties, Inc	155,598
2		Cross Timbers Royalty Trust	98
411	e*	HFF, Inc (Class A)	2,059
4,347	e	Plum Creek Timber Co, Inc	176,923
984		Simon Property Group, Inc	91,423

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

1,738		Vornado Realty Trust	$149,833

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	575,934

HOTELS AND OTHER LODGING PLACES - 0.75%
3,367		Accor S.A.	245,902
3,567	e*	MGM Mirage	209,633

		TOTAL HOTELS AND OTHER LODGING PLACES	455,535

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.27%
44,926	e*	Brocade Communications Systems, Inc	327,960
988		Deere & Co	79,475
104,595	*	General Electric Co	3,871,061
4,099	e	International Game Technology	164,821

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	4,443,317

INSTRUMENTS AND RELATED PRODUCTS - 4.76%
14,855	e*	Agilent Technologies, Inc	443,125
4,335	e	Applera Corp (Applied Biosystems Group)	142,448
8,948	e	Covidien Ltd	395,949
4,412	e*	Eagle Test Systems, Inc	46,326
2,465		Emerson Electric Co	126,849
2,000	e*	Hologic, Inc	111,200
15,356		Johnson & Johnson	996,144
6,605		Medtronic, Inc	319,484
7,580	e*	St. Jude Medical, Inc	327,380

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,908,905

INSURANCE AGENTS, BROKERS AND SERVICE - 0.70%
5,619	e	Hartford Financial Services Group, Inc	425,752

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	425,752

INSURANCE CARRIERS - 5.64%
3,826	e	ACE Ltd	210,660
3		Aegon NV	44
4,092		Aetna, Inc	172,232
4,435		Allstate Corp	213,146
11,098	e	American International Group, Inc	479,989
664	e	Aspen Insurance Holdings Ltd	17,516
5,269	e	Genworth Financial, Inc (Class A)	119,290
11,134	e*	Lincoln National Corp	578,968
6,801	e	Max Re Capital Ltd	178,118
6,281	e	MGIC Investment Corp	66,139
7,677		Platinum Underwriters Holdings Ltd	249,195
7,722	e	Principal Financial Group	430,270
1,662	e	Prudential Financial, Inc	130,052
8,376		Travelers Cos, Inc	400,792
6,872	e	XL Capital Ltd (Class A)	203,068

		TOTAL INSURANCE CARRIERS	3,449,479

METAL MINING - 0.89%
4,760		Anglo American plc	286,053
3,343	e	Gold Fields Ltd (ADR)	46,234
7,583		MMC Norilsk Nickel (ADR)	213,461

		TOTAL METAL MINING	545,748

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

MISCELLANEOUS RETAIL - 0.39%
60,500	*	Alibaba.com Ltd	$125,312
2,791		CVS Corp	113,063

		TOTAL MISCELLANEOUS RETAIL	238,375

MOTION PICTURES - 1.05%
20,221		News Corp (Class A)	379,144
18,661		Time Warner, Inc	261,627

		TOTAL MOTION PICTURES	640,771

NONDEPOSITORY INSTITUTIONS - 3.01%
10,542	e	Capital One Financial Corp	518,877
27,139	e	Discover Financial Services	444,265
27,364	e	Fannie Mae	720,220
6,127		Freddie Mac	155,136

		TOTAL NONDEPOSITORY INSTITUTIONS	1,838,498

OIL AND GAS EXTRACTION - 3.06%
2,940		Anadarko Petroleum Corp	185,308
352	e	Baker Hughes, Inc	24,112
5,536	e	BJ Services Co	157,831
6,665	e	Chesapeake Energy Corp	307,590
1,742		Equitable Resources, Inc	102,604
5,777		Halliburton Co	227,209
6,381	e*	Hercules Offshore, Inc	160,291
12,000	*	Integra Group Holdings (GDR)	132,360
7,536		KazMunaiGas Exploration Production (GDR)	188,777
496	*	Plains Exploration & Production Co	26,357
274	e	W&T Offshore, Inc	9,346
5,653	e	XTO Energy, Inc	349,695

		TOTAL OIL AND GAS EXTRACTION	1,871,480

PAPER AND ALLIED PRODUCTS - 0.17%
3,200	e	MeadWestvaco Corp	87,104
695		Mondi Ltd	5,914
1,143	e*	Smurfit-Stone Container Corp	8,801

		TOTAL PAPER AND ALLIED PRODUCTS	101,819

PETROLEUM AND COAL PRODUCTS - 10.60%
7,169		Apache Corp	866,159
7,849		Cabot Oil & Gas Corp	399,043
11,897	e	Chevron Corp	1,015,528
7,143		ConocoPhillips	544,368
5,893	e	Devon Energy Corp	614,817
2,653	e	EOG Resources, Inc	318,360
6,473		Exxon Mobil Corp	547,486
13,239		Marathon Oil Corp	603,698
16,577	*	Occidental Petroleum Corp	1,212,939
2,486		Petroleo Brasileiro S.A. (ADR)	253,845
2,674	e*	SandRidge Energy, Inc	104,687

		TOTAL PETROLEUM AND COAL PRODUCTS	6,480,930

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

PIPELINES, EXCEPT NATURAL GAS - 0.06%
1,515	e	Spectra Energy Corp	$34,466

		TOTAL PIPELINES, EXCEPT NATURAL GAS	34,466

PRIMARY METAL INDUSTRIES - 0.11%
268		Vallourec	65,061

		TOTAL PRIMARY METAL INDUSTRIES	65,061

RAILROAD TRANSPORTATION - 0.63%
3,069	e	Union Pacific Corp	384,791

		TOTAL RAILROAD TRANSPORTATION	384,791

REAL ESTATE - 0.30%
105,567	*	Unitech Corporate Parks plc	184,372

		TOTAL REAL ESTATE	184,372

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.77%
20,492	e	Newell Rubbermaid, Inc	468,652

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	468,652

SECURITY AND COMMODITY BROKERS - 3.03%
4,284	e	Bear Stearns Cos, Inc	44,939
19,492		Charles Schwab Corp	367,034
2,211		Goldman Sachs Group, Inc	365,677
10,722	e	Merrill Lynch & Co, Inc	436,814
14,009		Morgan Stanley	640,211

		TOTAL SECURITY AND COMMODITY BROKERS	1,854,675

SPECIAL TRADE CONTRACTORS - 0.39%
10,407	e*	Quanta Services, Inc	241,130

		TOTAL SPECIAL TRADE CONTRACTORS	241,130

TOBACCO PRODUCTS - 2.06%
17,302		Altria Group, Inc	384,104
17,302	*	Philip Morris International, Inc	875,135

		TOTAL TOBACCO PRODUCTS	1,259,239

TRANSPORTATION BY AIR - 0.44%
7,722	e*	AMR Corp	69,652
18,006	e*	JetBlue Airways Corp	104,435
4,521	e	UAL Corp	97,337

		TOTAL TRANSPORTATION BY AIR	271,424

TRANSPORTATION EQUIPMENT - 1.67%
98,536	e*	Ford Motor Co	563,626
67		Genuine Parts Co	2,695
603		Lockheed Martin Corp	59,878
5,105		Northrop Grumman Corp	397,220

		TOTAL TRANSPORTATION EQUIPMENT	1,023,419

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

TRANSPORTATION SERVICES - 0.74%
22,387	e	UTI Worldwide, Inc	$449,531

		TOTAL TRANSPORTATION SERVICES	449,531

WATER TRANSPORTATION - 0.52%
9,651	e	Royal Caribbean Cruises Ltd	317,519

		TOTAL WATER TRANSPORTATION	317,519

WHOLESALE TRADE-NONDURABLE GOODS - 0.88%
10,219	e	Cardinal Health, Inc	536,600
162	e	Idearc, Inc	590

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	537,190

		TOTAL COMMON STOCKS (Cost $63,869,415)	61,513,293

SHORT-TERM INVESTMENTS - 33.26%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 33.26%
20,330,237		State Street Navigator Securities Lending Prime Portfolio	20,330,237

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	20,330,237

		TOTAL SHORT-TERM INVESTMENTS (Cost $20,330,237)	20,330,237

		TOTAL PORTFOLIO - 133.89% (Cost $84,199,652)	81,843,530
		OTHER ASSETS & LIABILITIES, NET - (33.89)%	(20,713,964)

		NET ASSETS - 100.00%	$61,129,566

*	Non-income producing

e	All or a portion of these securities are out on loan.

v	Security valued at fair value.

ABBREVIATION:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

At March 31, 2008, the unrealized depreciation on investments was $2,356,122, consisting of gross unrealized appreciation of $4,983,604 and gross unrealized depreciation of $7,339,726.

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

STATEMENT OF INVESTMENTS (unaudited)

March 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.50%
AGRICULTURAL PRODUCTION-CROPS - 0.10%
2,100	e*	Chiquita Brands International, Inc	$48,531

		TOTAL AGRICULTURAL PRODUCTION-CROPS	48,531

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.27%
3,773	e	Cal-Maine Foods, Inc	125,943

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	125,943

AMUSEMENT AND RECREATION SERVICES - 0.35%
2,000	e*	Bally Technologies, Inc	68,680
136	e	Dover Downs Gaming & Entertainment, Inc	1,157
8,800	e*	Magna Entertainment Corp	2,992
1,004	e*	Town Sports International Holdings, Inc	6,436
8,537	e	Westwood One, Inc	17,928
3,500	e	World Wrestling Entertainment, Inc	65,135

		TOTAL AMUSEMENT AND RECREATION SERVICES	162,328

APPAREL AND ACCESSORY STORES - 1.44%
5,250	e*	Aeropostale, Inc	142,328
6,600	e	Brown Shoe Co, Inc	99,462
226	e	Cato Corp (Class A)	3,376
3,800	*	Charlotte Russe Holding, Inc	65,892
3,200	*	Children’s Place Retail Stores, Inc	78,592
5,800	*	Collective Brands, Inc	70,296
6,280	e*	Dress Barn, Inc	81,263
2,980	e*	DSW, Inc (Class A)	38,591
1,000	e*	J Crew Group, Inc	44,170
2,500	e*	JOS A Bank Clothiers, Inc	51,250

		TOTAL APPAREL AND ACCESSORY STORES	675,220

APPAREL AND OTHER TEXTILE PRODUCTS - 0.90%
4,049	e*	Gymboree Corp	161,474
3,900	e*	Maidenform Brands, Inc	63,453
10,000	*	Quiksilver, Inc	98,100
2,500	*	Warnaco Group, Inc	98,600

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	421,627

AUTO REPAIR, SERVICES AND PARKING - 0.01%
100	*	Wright Express Corp	3,073

		TOTAL AUTO REPAIR, SERVICES AND PARKING	3,073

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.00%**
100	*	Central Garden & Pet Co	461

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	461

BUSINESS SERVICES - 11.51%
19,890	e*	3Com Corp	45,548
4,190	e	ABM Industries, Inc	94,024
15,893	e*	Actuate Corp	65,161
4,900	e	Administaff, Inc	115,689
6,200	e*	American Reprographics Co	92,008

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

3,692	e*	Ansoft Corp	$112,680
1,315	e*	Ansys, Inc	45,394
7,500	e*	Avocent Corp	126,750
600	e	Barrett Business Services	10,278
1,731	*	BGC Partners, Inc	20,183
1,400	*	Blackboard, Inc	46,662
4,300	e*	Blue Coat Systems, Inc	94,772
1,200	e*	CACI International, Inc (Class A)	54,660
4,800	e*	Chordiant Software, Inc	28,944
2,570	e	Compass Diversified Trust	33,796
8,363	e*	COMSYS IT Partners, Inc	70,751
13,089	*	CSG Systems International, Inc	148,822
200	e*	DealerTrack Holdings, Inc	4,044
4,200		Deluxe Corp	80,682
2,800	*	Digital River, Inc	86,716
20,056	e*	Earthlink, Inc	151,423
900	e*	Equinix, Inc	59,841
3,300	e*	FalconStor Software, Inc	25,113
9,520	e*	Gartner, Inc	184,117
5,800	e*	Global Cash Access, Inc	33,988
5,730	e*	Global Sources Ltd	85,091
6,700	e*	H&E Equipment Services, Inc	84,219
7,100	e	Heartland Payment Systems, Inc	163,371
2,210	e	Heidrick & Struggles International, Inc	71,891
6,040	e*	Informatica Corp	103,042
105		Infospace, Inc	1,215
4,800	e*	Interwoven, Inc	51,264
700	e	Jack Henry & Associates, Inc	17,269
2,600	e*	JDA Software Group, Inc	47,450
3,385	e*	Kforce, Inc	29,923
1,300	e*	Korn/Ferry International	21,970
5,041	e*	LoJack Corp	63,718
6,760	e*	Manhattan Associates, Inc	155,007
3,413	e*	Mantech International Corp (Class A)	154,814
2,000	e*	Mentor Graphics Corp	17,660
2,199	*	MicroStrategy, Inc (Class A)	162,704
12,800	e*	MPS Group, Inc	151,296
139	e*	Ness Technologies, Inc	1,319
2,310	e*	NetFlix, Inc	80,042
3,100	e*	Nuance Communications, Inc	53,971
2,000	e*	On Assignment, Inc	12,700
3,037	e*	Parametric Technology Corp	48,531
3,100	e*	Perficient, Inc	24,614
6,673	e*	Perot Systems Corp (Class A)	100,362
7,100	*	Progress Software Corp	212,432
1,500	e*	Quest Software, Inc	19,605
6,000	e*	Rent-A-Center, Inc	110,100
19,530	e*	Sapient Corp	135,929
800	e*	Sonus Networks, Inc	2,752
5,540	e	Sotheby’s	160,161
4,800	*	SPSS, Inc	186,144
7,200	*	Sybase, Inc	189,360
6,900	e*	SYKES Enterprises, Inc	121,371
2,500	e*	Synchronoss Technologies, Inc	50,075
5,030	e*	Take-Two Interactive Software, Inc	128,366
6,896	e*	TeleTech Holdings, Inc	154,884
5,000	e*	THQ, Inc	109,000
3,833	*	TIBCO Software, Inc	27,368
779		United Online, Inc	8,226

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

6,100	*	Valueclick, Inc	$105,225
1,500	e*	Vocus, Inc	39,600
5,868	e*	Websense, Inc	110,025

		TOTAL BUSINESS SERVICES	5,406,112

CHEMICALS AND ALLIED PRODUCTS - 8.06%
2,500	e*	Acorda Therapeutics, Inc	44,875
900	e*	Alexion Pharmaceuticals, Inc	53,370
12,051	e*	Alkermes, Inc	143,166
1,565	e*	Alnylam Pharmaceuticals, Inc	38,186
6,080	e*	American Oriental Bioengineering, Inc	49,248
3,355	e*	Animal Health International, Inc	36,704
4,970	e	Arch Chemicals, Inc	185,182
1,000	e*	Auxilium Pharmaceuticals, Inc	26,740
200	e*	Bentley Pharmaceuticals, Inc	3,250
4,260	e*	BioMarin Pharmaceuticals, Inc	150,676
400	e*	Caraco Pharmaceutical Laboratories Ltd	7,180
200	e*	Cell Genesys, Inc	470
3,105	e	CF Industries Holdings, Inc	321,740
1,780	*	Chattem, Inc	118,085
8,200	e*	Cubist Pharmaceuticals, Inc	151,044
5,600	e*	Dendreon Corp	26,992
2,000	e*	Enzon Pharmaceuticals, Inc	18,420
4,600	e*	Halozyme Therapeutics, Inc	29,256
2,200	e	Hercules, Inc	40,238
2,244	*	Immucor, Inc	47,887
13,090	e*	Indevus Pharmaceuticals, Inc	62,439
5,000	e	Innophos Holdings, Inc	80,450
1,900		Innospec, Inc	40,280
3,000	e*	Inverness Medical Innovations, Inc	90,300
4,500	e	Koppers Holdings, Inc	199,395
3,662	e*	Martek Biosciences Corp	111,947
4,000	e*	Medicines Co	80,800
3,100	e	Medicis Pharmaceutical Corp (Class A)	61,039
1,500	e	Minerals Technologies, Inc	94,200
16,156	e*	Nabi Biopharmaceuticals	64,947
1,910	e	NewMarket Corp	144,110
800	e*	Noven Pharmaceuticals, Inc	7,184
1,500	e*	Obagi Medical Products, Inc	13,020
1,720	e*	OM Group, Inc	93,809
1,940	e*	Omrix Biopharmaceuticals, Inc	27,160
900	e*	Onyx Pharmaceuticals, Inc	26,127
6,746	e*	OraSure Technologies, Inc	49,313
6,034	e*	OSI Pharmaceuticals, Inc	225,611
500	e*	Osiris Therapeutics, Inc	6,290
333	e*	Pain Therapeutics, Inc	2,814
6,703	e	Perrigo Co	252,904
2,273	e*	PetMed Express, Inc	25,208
1,700	e v*	Revlon, Inc (Class A)	1,649
7,103	e*	Sciele Pharma, Inc	138,509
1,500	*	United Therapeutics Corp	130,050
5,980	e*	Valeant Pharmaceuticals International	76,723
6,057	e*	WR Grace & Co	138,221
700	*	Xenoport, Inc	28,329
7,300	e*	XOMA Ltd	18,907

		TOTAL CHEMICALS AND ALLIED PRODUCTS	3,784,444

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

COAL MINING - 0.42%
4,500	e*	Alpha Natural Resources, Inc	$195,480

		TOTAL COAL MINING	195,480

COMMUNICATIONS - 2.82%
2,930	e*	Anixter International, Inc	187,637
5,091	e	Atlantic Tele-Network, Inc	172,229
500	e*	Cbeyond Communications, Inc	9,395
23,415	e*	Centennial Communications Corp	138,383
45,100	e*	Cincinnati Bell, Inc	192,126
10,375	e*	Foundry Networks, Inc	120,143
3,400	*	GeoEye, Inc	88,366
1,200	e	Ibasis, Inc	4,920
6,200	e*	j2 Global Communications, Inc	138,384
4,900	e*	Mediacom Communications Corp (Class A)	21,217
2,750	e*	Nexstar Broadcasting Group, Inc (Class A)	16,225
9,500	e*	Novatel Wireless, Inc	91,960
5,900	e	NTELOS Holdings Corp	142,780

		TOTAL COMMUNICATIONS	1,323,765

DEPOSITORY INSTITUTIONS - 6.96%
800	e	1st Source Corp	16,840
3,040	e	Ameris Bancorp	48,822
2,760	e	Anchor Bancorp Wisconsin, Inc	52,357
1,842	e	Bancfirst Corp	84,327
3,780	e*	Bancorp, Inc	45,662
100	e	Bank Mutual Corp	1,074
1,316	e	Bank of the Ozarks, Inc	31,452
3,709	e	Banner Corp	85,455
2,800	e	Berkshire Hills Bancorp, Inc	70,532
471	e	Capital Corp of the West	3,777
700	e	Capitol Bancorp Ltd	14,798
3,990	e	Center Financial Corp	36,149
1,016	e	Chemical Financial Corp	24,221
2,300	e	Columbia Banking System, Inc	51,474
1,800	e*	Community Bancorp	24,408
3,433	e	Community Trust Bancorp, Inc	100,587
2,100	e*	Dollar Financial Corp	48,300
4,260		First Financial Bancorp	57,297
3,990	e	First Merchants Corp	113,875
14,974	e	First Niagara Financial Group, Inc	203,497
1,030	e	First Place Financial Corp	13,390
561	e*	First Regional Bancorp	9,200
1,960	e	First South Bancorp, Inc	44,100
9,300	e	First State Bancorporation	124,527
389	e*	Franklin Bank Corp	1,179
4,600	e	Frontier Financial Corp	81,328
2,685	e	Hanmi Financial Corp	19,842
1,200	e	Horizon Financial Corp	16,572
3,670	e	Integra Bank Corp	59,454
2,000	e	Nara Bancorp, Inc	25,980
1,000	e	NBT Bancorp, Inc	22,200
3,630	e	Northwest Bancorp, Inc	99,208
4,500	e	Preferred Bank	75,105
6,912	e	Prosperity Bancshares, Inc	198,098
1,670	e	Renasant Corp	37,575

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,665	e	Republic Bancorp, Inc (Class A)	$31,435
1,182		SCBT Financial Corp	39,952
1,100	e	Sierra Bancorp	23,771
2,030		Simmons First National Corp (Class A)	60,352
6,485		Southwest Bancorp, Inc	113,552
12,568		Sterling Bancshares, Inc	124,926
1,844	e	Sterling Financial Corp	32,178
5,000	e	Sterling Financial Corp	78,050
100		Suffolk Bancorp	3,168
5,441	e*	Sun Bancorp, Inc	71,658
3,400	e*	SVB Financial Group	148,376
6,700	e*	Texas Capital Bancshares, Inc	113,096
761		TierOne Corp	8,584
4,850	e	Trustmark Corp	108,058
8,400	e	Umpqua Holdings Corp	130,284
3,400	e	United Community Banks, Inc	57,732
600		ViewPoint Financial Group	9,906
1,500	*	Virginia Commerce Bancorp	17,220
4,700	e	West Coast Bancorp	68,573
9,252	e	Wilshire Bancorp, Inc	70,685
400		Wintrust Financial Corp	13,980

		TOTAL DEPOSITORY INSTITUTIONS	3,268,198

EATING AND DRINKING PLACES - 1.25%
2,500	e*	AFC Enterprises	22,475
3,400	e	Bob Evans Farms, Inc	93,806
2,450	e*	CEC Entertainment, Inc	70,756
300	e*	Chipotle Mexican Grill, Inc (Class B)	29,127
26,197	e*	Denny’s Corp	78,067
3,920	*	Jack in the Box, Inc	105,330
4,842	e*	Papa John’s International, Inc	117,225
2,500	e*	PF Chang’s China Bistro, Inc	71,100

		TOTAL EATING AND DRINKING PLACES	587,886

EDUCATIONAL SERVICES - 0.44%
1,700	e	DeVry, Inc	71,128
903	e	Strayer Education, Inc	137,708

		TOTAL EDUCATIONAL SERVICES	208,836

ELECTRIC, GAS, AND SANITARY SERVICES - 2.55%
1,860	e	American States Water Co	66,960
2,620		Avista Corp	51,247
2,980	e	Black Hills Corp	106,624
2,150	e*	Clean Harbors, Inc	139,750
1,455		NorthWestern Corp	35,458
800	e	Otter Tail Corp	28,312
8,043		Portland General Electric Co	181,370
7,700		Southwest Gas Corp	215,292
5,500	e	UIL Holdings Corp	165,715
2,900		Unisource Energy Corp	64,554
4,400	e	WGL Holdings, Inc	141,064

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,196,346

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.22%
4,100	e	Acuity Brands, Inc	176,095
1,320	e*	Advanced Energy Industries, Inc	17,503
12,370	e*	Amkor Technology, Inc	132,359

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,653	e*	Arris Group, Inc	$9,620
5,000	e*	Atheros Communications, Inc	104,200
2,400	e*	Ceradyne, Inc	76,704
1,700	e*	Checkpoint Systems, Inc	45,645
2,300	e	Cubic Corp	65,389
4,200	*	Gemstar-TV Guide International, Inc	19,740
9,480	e*	GrafTech International Ltd	153,671
9,900	*	Harmonic, Inc	75,240
3,200	e*	Littelfuse, Inc	111,904
12,900	e*	Mattson Technology, Inc	78,561
9,723		Methode Electronics, Inc	113,662
1,500	e*	Microsemi Corp	34,200
1,200	*	MIPS Technologies, Inc	4,752
3,000	e*	Monolithic Power Systems, Inc	52,890
2,587	e*	Moog, Inc (Class A)	109,197
500	e*	MRV Communications, Inc	685
1,408	e*	Multi-Fineline Electronix, Inc	26,428
400	e	National Presto Industries, Inc	20,960
4,756	e*	Omnivision Technologies, Inc	79,996
22,454	e*	ON Semiconductor Corp	127,539
3,000	*	Pericom Semiconductor Corp	44,040
600	e	Plantronics, Inc	11,586
5,400	e*	Plexus Corp	151,470
14,500	*	PMC - Sierra, Inc	82,650
8,600	e*	Polycom, Inc	193,844
6,000	e*	Polypore International, Inc	124,140
2,100	e*	Semtech Corp	30,093
14,394	e*	Silicon Image, Inc	72,114
15,637	e*	Silicon Storage Technology, Inc	40,969
3,513	e*	Stoneridge, Inc	47,250
8,200	e	Technitrol, Inc	189,666
4,810	e*	Tessera Technologies, Inc	100,048
11,500	e*	Trident Microsystems, Inc	59,225
10,727	*	Triquint Semiconductor, Inc	54,279
2,500	e*	TTM Technologies, Inc	28,300
1,190	e*	Varian Semiconductor Equipment Associates, Inc	33,499
940	e*	Viasat, Inc	20,417

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	2,920,530

ENGINEERING AND MANAGEMENT SERVICES - 2.39%
4,600	*	Applera Corp (Celera Genomics Group)	67,620
2,213	e	CDI Corp	55,436
500	e*	comScore, Inc	10,030
10,838		Diamond Management & Technology Consultants, Inc	69,905
7,890	e*	Exelixis, Inc	54,836
2,799	*	Greenfield Online, Inc	33,196
871	e*	Harris Interactive, Inc	2,378
3,500	e*	Incyte Corp	36,785
2,700	e*	Isis Pharmaceuticals, Inc	38,097
200	e*	LECG Corp	1,872
2,371	e*	Lifecell Corp	99,653
2,142	e*	Luminex Corp	42,090
2,001	e*	Michael Baker Corp	44,942
1,120	e*	Myriad Genetics, Inc	45,125
2,533	e*	PharmaNet Development Group, Inc	63,908
2,700	e*	Regeneron Pharmaceuticals, Inc	51,813
500	e*	Rigel Pharmaceuticals, Inc	9,330
11,620	e*	SAIC, Inc	216,016

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

3,775	e*	Seattle Genetics, Inc	$34,353
2,569	e	Watson Wyatt & Co Holdings (Class A)	145,791

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,123,176

FABRICATED METAL PRODUCTS - 1.01%
800	e	Aptargroup, Inc	31,144
4,323	e*	Chart Industries, Inc	146,290
5,294	e	Gulf Island Fabrication, Inc	152,044
3,900	e*	Sturm Ruger & Co, Inc	32,136
1,300	e	Valmont Industries, Inc	114,257

		TOTAL FABRICATED METAL PRODUCTS	475,871

FOOD AND KINDRED PRODUCTS - 0.90%
1,800	e*	Boston Beer Co, Inc (Class A)	85,572
7,370	*	Darling International, Inc	95,442
5,150		Flowers Foods, Inc	127,463
1,500		National Beverage Corp	11,505
1,800	e*	Ralcorp Holdings, Inc	104,670

		TOTAL FOOD AND KINDRED PRODUCTS	424,652

FOOD STORES - 0.23%
540		Ingles Markets, Inc (Class A)	13,279
2,582	e	Ruddick Corp	95,173

		TOTAL FOOD STORES	108,452

FURNITURE AND FIXTURES - 0.32%
3,830	e	Herman Miller, Inc	94,103
5,300	e	Tempur-Pedic International, Inc	58,300

		TOTAL FURNITURE AND FIXTURES	152,403

FURNITURE AND HOMEFURNISHINGS STORES - 0.27%
11,000		Knoll, Inc	126,940

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	126,940

GENERAL BUILDING CONTRACTORS - 0.55%
4,500	e*	Perini Corp	163,035
1,500	e	Walter Industries, Inc	93,945

		TOTAL GENERAL BUILDING CONTRACTORS	256,980

GENERAL MERCHANDISE STORES - 0.31%
5,400	e	Casey’s General Stores, Inc	122,040
1,518	e*	Conn’s, Inc	24,759

		TOTAL GENERAL MERCHANDISE STORES	146,799

HEALTH SERVICES - 0.48%
2,224	e*	Apria Healthcare Group, Inc	43,924
4,700	e*	CryoLife, Inc	44,180
1,600	*	Genoptix, Inc	40,016
1,430	e*	Healthsouth Corp	25,440
316	e	LCA-Vision, Inc	3,950
2,775	e*	Medcath Corp	50,505

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,500	e*	Nektar Therapeutics	$10,410
417	e*	Odyssey HealthCare, Inc	3,753
100	*	RehabCare Group, Inc	1,500

		TOTAL HEALTH SERVICES	223,678

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.42%
4,400	e	Granite Construction, Inc	143,924
2,983	e*	Matrix Service Co	51,248

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	195,172

HOLDING AND OTHER INVESTMENT OFFICES - 6.01%
1,429	e	Agree Realty Corp	39,226
300		Alexandria Real Estate Equities, Inc	27,816
7,200	e	Anthracite Capital, Inc	47,520
7,200	e	Anworth Mortgage Asset Corp	44,136
13,000	e	Ashford Hospitality Trust, Inc	73,840
2,000		Corporate Office Properties Trust	67,220
3,000		Crystal River Capital, Inc	26,790
13,900	e	DiamondRock Hospitality Co	176,113
700	e	Entertainment Properties Trust	34,531
2,500	e	Equity Lifestyle Properties, Inc	123,425
4,900	e	Extra Space Storage, Inc	79,331
6,300	e	FelCor Lodging Trust, Inc	75,789
4,700	e	Gramercy Capital Corp	98,371
5,400	e	Hersha Hospitality Trust	48,762
5,770		Highwoods Properties, Inc	179,274
32		Home Properties, Inc	1,536
1,500	e	Investors Real Estate Trust	14,670
3,400	e	LaSalle Hotel Properties	97,682
2,000	e	LTC Properties, Inc	51,420
3,352		Mid-America Apartment Communities, Inc	167,064
2,210	e	Mission West Properties, Inc	20,885
4,000	e	Nationwide Health Properties, Inc	135,000
1,200	e	Post Properties, Inc	46,344
4,261	e	Potlatch Corp	175,851
2,020		PS Business Parks, Inc	104,838
2,200	e	Realty Income Corp	56,364
2,510		Saul Centers, Inc	126,102
5,600	e	Senior Housing Properties Trust	132,720
11,110	e	Strategic Hotels & Resorts, Inc	145,874
11,300	e	Sunstone Hotel Investors, Inc	180,913
4,500	e	Tanger Factory Outlet Centers, Inc	173,115
3,050	e	Urstadt Biddle Properties, Inc (Class A)	47,977

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,820,499

HOTELS AND OTHER LODGING PLACES - 0.24%
1,890	e*	Monarch Casino & Resort, Inc	33,472
1,600	e*	Vail Resorts, Inc	77,264

		TOTAL HOTELS AND OTHER LODGING PLACES	110,736

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.67%
4,000	e	Ampco-Pittsburgh Corp	171,960
2,900	*	Astec Industries, Inc	112,404
100		Black Box Corp	3,085
1,064	e	Bucyrus International, Inc (Class A)	108,156

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,400	e*	Columbus McKinnon Corp	$74,352
400	e	Curtiss-Wright Corp	16,592
1,200	*	Dril-Quip, Inc	55,764
13,400	e*	Emulex Corp	217,616
6,150	e*	EnPro Industries, Inc	191,819
11,156	e*	Extreme Networks, Inc	34,584
3,331	*	Hurco Cos, Inc	155,824
3,200	e*	Intevac, Inc	41,440
1,200	e	Lindsay Manufacturing Co	122,964
1,621		Lufkin Industries, Inc	103,452
5,400	*	Micros Systems, Inc	181,764
860		Nacco Industries, Inc (Class A)	69,608
1,200	*	NATCO Group, Inc (Class A)	56,100
3,200	e*	Netgear, Inc	63,840
3,100	e*	Oil States International, Inc	138,911
49,439	e*	Quantum Corp	105,799
1,900	*	Rimage Corp	41,610
5,000	e	Robbins & Myers, Inc	163,250
1,700	e*	Safeguard Scientifics, Inc	2,533
2,400	e	Sauer-Danfoss, Inc	53,136
3,000	e*	Scansource, Inc	108,570
2,200	e*	Sigma Designs, Inc	49,874
1,570	e*	Super Micro Computer, Inc	13,110
600	e*	Tecumseh Products Co (Class A)	18,408
1,900	e	Tennant Co	75,639
4,100	e	Woodward Governor Co	109,552

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,661,716

INSTRUMENTS AND RELATED PRODUCTS - 7.08%
2,000	e*	Affymetrix, Inc	34,820
7,300	e*	Align Technology, Inc	81,103
2,600	*	Anaren, Inc	32,916
1,700	e*	Arthrocare Corp	56,695
1,750	*	Bio-Rad Laboratories, Inc (Class A)	155,663
6,807	e*	Bruker BioSciences Corp	104,760
2,830	e*	Conmed Corp	72,561
2,300	e*	Credence Systems Corp	3,910
3,600	e*	Cutera, Inc	48,492
5,900	e*	Cynosure, Inc (Class A)	125,670
5,100	e*	FARO Technologies, Inc	159,018
2,800	e*	Flir Systems, Inc	84,252
1,000	e*	Formfactor, Inc	19,100
5,100	e*	Fossil, Inc	155,754
1,440	*	Haemonetics Corp	85,795
4,200	e*	Hologic, Inc	233,520
3,520	e*	II-VI, Inc	133,690
4,010	e*	Illumina, Inc	304,359
2,400	e	Invacare Corp	53,472
5,970	e*	ION Geophysical Corp	82,386
7,220	e*	Merit Medical Systems, Inc	114,293
2,800	e	Mine Safety Appliances Co	115,332
5,200		Movado Group, Inc	101,348
3,097		MTS Systems Corp	99,909
800	e*	Rofin-Sinar Technologies, Inc	35,920
6,400	e*	Sirf Technology Holdings, Inc	32,576
1,600	e*	Sirona Dental Systems, Inc	43,152
7,100	e	STERIS Corp	190,493
4,200	e*	Teledyne Technologies, Inc	197,400

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

4,028	*	Varian, Inc	$233,302
9,436	e*	Vivus, Inc	56,899
2,657	e*	Zoll Medical Corp	70,650
400	e*	Zygo Corp	4,976

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,324,186

INSURANCE AGENTS, BROKERS AND SERVICE - 0.29%
100	e	Hilb Rogal & Hobbs Co	3,147
6,795	*	United America Indemnity Ltd (Class A)	130,872

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	134,019

INSURANCE CARRIERS - 3.64%
4,900	e*	AMERIGROUP Corp	133,917
8,200	*	Amerisafe, Inc	103,648
441	*	Argo Group International Holdings Ltd	15,664
6,170		Aspen Insurance Holdings Ltd	162,765
5,000		Assured Guaranty Ltd	118,700
8,100	e*	Centene Corp	112,914
4,830	e*	CNA Surety Corp	74,285
200	e	EMC Insurance Group, Inc	5,378
4,200	e*	Hallmark Financial Services	46,872
3,100	*	HealthExtras, Inc	77,004
6,100	*	Healthspring, Inc	85,888
1,800	e	Max Re Capital Ltd	47,142
4,100	e*	Molina Healthcare, Inc	100,122
100		National Interstate Corp	2,335
1,136	e*	Navigators Group, Inc	61,798
4,320	e	Odyssey Re Holdings Corp	158,760
5,200		Platinum Underwriters Holdings Ltd	168,792
200	e	Presidential Life Corp	3,488
2,878	e*	Primus Guaranty Ltd	10,303
6,506	*	Universal American Financial Corp	68,964
6,500	e	Validus Holdings Ltd	152,295

		TOTAL INSURANCE CARRIERS	1,711,034

LEATHER AND LEATHER PRODUCTS - 0.22%
3,500		Wolverine World Wide, Inc	101,535

		TOTAL LEATHER AND LEATHER PRODUCTS	101,535

LEGAL SERVICES - 0.18%
450	e*	FTI Consulting, Inc	31,968
1,294	*	Pre-Paid Legal Services, Inc	54,879

		TOTAL LEGAL SERVICES	86,847

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.11%
2,150	e*	Emergency Medical Services Corp (Class A)	53,084

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	53,084

METAL MINING - 0.61%
200	e*	Apex Silver Mines Ltd	2,424
5,000	e*	Coeur d’Alene Mines Corp	20,200
11,900	e*	Hecla Mining Co	132,804
6,700	*	Rosetta Resources, Inc	131,789

		TOTAL METAL MINING	287,217

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.74%
6,000		Blyth, Inc	$118,320
10,000		Callaway Golf Co	146,800
2,400	*	Jakks Pacific, Inc	66,168
730	e*	RC2 Corp	15,308

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	346,596

MISCELLANEOUS RETAIL - 1.57%
8,300	*	1-800-FLOWERS.COM, Inc (Class A)	70,633
1,800	e	Big 5 Sporting Goods Corp	15,786
13,527	*	Ezcorp, Inc (Class A)	166,517
3,000	e	Longs Drug Stores Corp	127,380
2,092	e*	Priceline.com, Inc	252,839
4,985	e	Systemax, Inc	60,119
1,500	e	World Fuel Services Corp	42,105

		TOTAL MISCELLANEOUS RETAIL	735,379

MOTION PICTURES - 0.07%
9,571	e*	Blockbuster, Inc (Class A)	31,201
221	*	Macrovision Corp	2,984

		TOTAL MOTION PICTURES	34,185

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS - 0.07%
5,500	e*	Premier Exhibitions, Inc	33,220

		TOTAL MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS	33,220

NONDEPOSITORY INSTITUTIONS - 0.25%
15,574	e	Advance America Cash Advance Centers, Inc	117,584
200	b*	DVI, Inc	0

		TOTAL NONDEPOSITORY INSTITUTIONS	117,584

OIL AND GAS EXTRACTION - 5.24%
560	e	APCO Argentina, Inc	14,543
1,900	e*	ATP Oil & Gas Corp	62,168
2,290	*	Atwood Oceanics, Inc	210,039
8,100	*	Bois d’Arc Energy, Inc	174,069
2,100	e*	Clayton Williams Energy, Inc	110,229
2,364	e*	Comstock Resources, Inc	95,269
1,940	e*	Dawson Geophysical Co	130,950
7,900	*	Energy Partners Ltd	74,813
1,566	e*	Exterran Holdings, Inc	101,070
20,232	e*	Grey Wolf, Inc	137,173
6,400	e*	Mariner Energy, Inc	172,864
200	m,v	Petrocorp, Inc	0
8,309	e*	PetroHawk Energy Corp	167,593
12,600	e*	Petroquest Energy, Inc	218,484
4,400	*	Stone Energy Corp	230,164
3,220	*	Swift Energy Co	144,868
3,270	e*	Trico Marine Services, Inc	127,432
1,860	e*	Union Drilling, Inc	32,531
2,400	e*	Vaalco Energy, Inc	11,928
2,730	e*	W-H Energy Services, Inc	187,961
900	e*	Whiting Petroleum Corp	58,185

		TOTAL OIL AND GAS EXTRACTION	2,462,333

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

PAPER AND ALLIED PRODUCTS - 1.03%
10,700	e*	Buckeye Technologies, Inc	$119,412
2,757		Greif, Inc (Class A)	187,283
5,927		Rock-Tenn Co (Class A)	177,632

		TOTAL PAPER AND ALLIED PRODUCTS	484,327

PERSONAL SERVICES - 0.04%
1,100	e	CPI Corp	18,997

		TOTAL PERSONAL SERVICES	18,997

PETROLEUM AND COAL PRODUCTS - 0.18%
5,600	e	Alon USA Energy, Inc	85,176

		TOTAL PETROLEUM AND COAL PRODUCTS	85,176

PRIMARY METAL INDUSTRIES - 1.84%
1,600	e	AK Steel Holding Corp	87,072
4,690	e	Belden CDT, Inc	165,651
2,600	e*	Century Aluminum Co	172,224
1,084	e*	CommScope, Inc	37,756
1,173		Matthews International Corp (Class A)	56,597
4,920		Mueller Industries, Inc	141,942
1,700	e	Schnitzer Steel Industries, Inc (Class A)	120,734
2,700	e*	Universal Stainless & Alloy	80,217

		TOTAL PRIMARY METAL INDUSTRIES	862,193

PRINTING AND PUBLISHING - 0.89%
800	e*	ACCO Brands Corp	10,856
5,000	e	Bowne & Co, Inc	76,250
2,650	e*	Consolidated Graphics, Inc	148,533
7,000	e*	Valassis Communications, Inc	75,950
3,000	e*	VistaPrint Ltd	104,850

		TOTAL PRINTING AND PUBLISHING	416,439

REAL ESTATE - 0.19%
1,837	e	Grubb & Ellis Co	12,620
6,000	e*	LoopNet, Inc	76,200

		TOTAL REAL ESTATE	88,820

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 1.22%
9,746	e	Cooper Tire & Rubber Co	145,898
900	e*	Deckers Outdoor Corp	97,038
1,500		Schulman (A.), Inc	30,795
3,000	e*	Skechers U.S.A., Inc (Class A)	60,630
6,200	e	Tupperware Corp	239,816

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	574,177

SECURITY AND COMMODITY BROKERS - 1.36%
5,900	e	Evercore Partners, Inc (Class A)	104,725
2,480	e	GFI Group, Inc	142,104
2,450	*	Interactive Brokers Group, Inc (Class A)	62,892
1,600		optionsXpress Holdings, Inc	33,136
1,800	e*	Stifel Financial Corp	80,820

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

6,660	e	Waddell & Reed Financial, Inc (Class A)	$213,986

		TOTAL SECURITY AND COMMODITY BROKERS	637,663

SOCIAL SERVICES - 0.08%
850	*	Bright Horizons Family Solutions, Inc	36,584
189	*	Res-Care, Inc	3,241

		TOTAL SOCIAL SERVICES	39,825

SPECIAL TRADE CONTRACTORS - 1.15%
6,346	e*	AsiaInfo Holdings, Inc	68,918
3,400	e	Chemed Corp	143,480
10,500	e	Comfort Systems USA, Inc	136,605
8,200	*	EMCOR Group, Inc	182,122
600	e*	Integrated Electrical Services, Inc	9,426

		TOTAL SPECIAL TRADE CONTRACTORS	540,551

STONE, CLAY, AND GLASS PRODUCTS - 0.19%
5,900	e	Apogee Enterprises, Inc	90,860

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	90,860

TEXTILE MILL PRODUCTS - 0.03%
3,500	e*	Heelys, Inc	15,015

		TOTAL TEXTILE MILL PRODUCTS	15,015

TOBACCO PRODUCTS - 0.27%
1,900	e	Universal Corp	124,507

		TOTAL TOBACCO PRODUCTS	124,507

TRANSPORTATION BY AIR - 0.24%
1,200	e*	Allegiant Travel Co	31,704
100	e*	PHI, Inc	3,154
2,340	e*	Republic Airways Holdings, Inc	50,684
1,400	e	Skywest, Inc	29,568

		TOTAL TRANSPORTATION BY AIR	115,110

TRANSPORTATION EQUIPMENT - 2.30%
4,100	e	American Axle & Manufacturing Holdings, Inc	84,050
2,030	e	American Railcar Industries, Inc	41,270
2,508	e*	Amerigon, Inc	37,118
6,319	e	ArvinMeritor, Inc	79,051
8,300	e*	Comtech Group, Inc	89,557
1,410	e	Heico Corp	68,738
600	e*	Miller Industries, Inc	5,778
4,400	e*	Orbital Sciences Corp	106,040
3,520	e	Polaris Industries, Inc	144,355
5,700	*	Tenneco, Inc	159,258
2,700	e	Triumph Group, Inc	153,711
3,000		Westinghouse Air Brake Technologies Corp	112,980

		TOTAL TRANSPORTATION EQUIPMENT	1,081,906

TRANSPORTATION SERVICES - 1.06%
200	*	Dynamex, Inc	5,060

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

4,748	*	HUB Group, Inc (Class A)	$156,162
7,800	*	Lear Corp	202,098
8,190		Pacer International, Inc	134,562

		TOTAL TRANSPORTATION SERVICES	497,882

TRUCKING AND WAREHOUSING - 0.33%
2,364	e	Arkansas Best Corp	75,317
4,200	e	Werner Enterprises, Inc	77,952

		TOTAL TRUCKING AND WAREHOUSING	153,269

WATER TRANSPORTATION - 0.53%
1,300	e	Genco Shipping & Trading Ltd	73,359
3,310	e	Horizon Lines, Inc (Class A)	61,599
3,400	e*	TBS International Ltd (Class A)	102,680
1,000	e*	Ultrapetrol Bahamas Ltd	10,240

		TOTAL WATER TRANSPORTATION	247,878

WHOLESALE TRADE-DURABLE GOODS - 1.89%
6,700		Applied Industrial Technologies, Inc	200,263
5,700	e	Barnes Group, Inc	130,815
300	e	BlueLinx Holdings, Inc	1,530
1,970	e	Castle (A.M.) & Co	53,193
185	e*	Digi International, Inc	2,133
4,310	e*	Drew Industries, Inc	105,423
1,845	e	Houston Wire & Cable Co	29,558
2,000	*	LKQ Corp	44,941
1,626	*	MWI Veterinary Supply, Inc	57,334
3,720	e	Owens & Minor, Inc	146,346
3,128	e*	PSS World Medical, Inc	52,113
2,600	*	Solera Holdings, Inc	63,338

		TOTAL WHOLESALE TRADE-DURABLE GOODS	886,987

WHOLESALE TRADE-NONDURABLE GOODS - 2.51%
12,214	e*	Alliance One International, Inc	73,778
1,700	e	Andersons, Inc	75,837
2,600	e*	Central European Distribution Corp	151,294
2,400	*	Fresh Del Monte Produce, Inc	87,360
3,200	e*	LSB Industries, Inc	47,168
3,200	e	Men’s Wearhouse, Inc	74,464
7,411	e	Myers Industries, Inc	97,306
7,113	e	Spartan Stores, Inc	148,306
6,900	e*	Terra Industries, Inc	245,157
3,770	*	United Stationers, Inc	179,829

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,180,499

		TOTAL COMMON STOCKS
		(Cost $50,101,422)	46,725,154

SHORT-TERM INVESTMENTS - 58.91%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 58.91%
27,664,100		State Street Navigator Securities Lending Prime Portfolio	27,664,100

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $27,664,100)	27,664,100

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES	COMPANY	VALUE

	TOTAL PORTFOLIO - 158.41%
	(Cost $77,765,522)	$74,389,254
	OTHER ASSETS & LIABILITIES, NET - (58.41)%	(27,428,664)

	NET ASSETS - 100.00%	$46,960,590

*	Non-income producing.

**	Percentage is less than .1%.

b	In bankruptcy.

e	All or a portion of these securities are out on loan.

m	Indicates a security has been deemed illiquid.

v	Security valued at fair value.

At March 31, 2008, the unrealized depreciation on investments was $3,376,268, consisting of gross unrealized appreciation of $3,740,356 and gross unrealized depreciation of $7,116,624.

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

STATEMENT OF INVESTMENTS (unaudited)

March 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.93%
AGRICULTURAL PRODUCTION-CROPS - 0.01%
439	e*	Chiquita Brands International, Inc	$10,145

		TOTAL AGRICULTURAL PRODUCTION-CROPS	10,145

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
439	e	Pilgrim’s Pride Corp	8,881
4	e	Seaboard Corp	6,260

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	15,141

AGRICULTURAL SERVICES - 0.00%**
130	e*	Cadiz, Inc	1,999

		TOTAL AGRICULTURAL SERVICES	1,999

AMUSEMENT AND RECREATION SERVICES - 0.58%
3,318	*	Activision, Inc	90,615
604	*	Bally Technologies, Inc	20,741
134	e	Churchill Downs, Inc	6,330
267	e	Dover Downs Gaming & Entertainment, Inc	2,272
309	e	International Speedway Corp (Class A)	12,731
250	e*	Lakes Entertainment, Inc	1,105
256	e*	Leapfrog Enterprises, Inc	1,805
387	e*	Life Time Fitness, Inc	12,078
749	e*	Live Nation, Inc	9,085
500	e*	Magna Entertainment Corp	170
593	e*	Marvel Entertainment, Inc	15,886
194	e*	MTR Gaming Group, Inc	1,358
488	e*	Multimedia Games, Inc	2,606
786	e*	Penn National Gaming, Inc	34,372
793	e*	Pinnacle Entertainment, Inc	10,150
1,200	e*	Six Flags, Inc	1,968
164	e	Speedway Motorsports, Inc	4,111
178	e*	Town Sports International Holdings, Inc	1,141
22,523	e*	Walt Disney Co	706,772
675	e	Warner Music Group Corp	3,362
859	e	Westwood One, Inc	1,804
442	e*	WMS Industries, Inc	15,899
251	e	World Wrestling Entertainment, Inc	4,671

		TOTAL AMUSEMENT AND RECREATION SERVICES	961,032

APPAREL AND ACCESSORY STORES - 0.54%
944	e	Abercrombie & Fitch Co (Class A)	69,044
883	e*	Aeropostale, Inc	23,938
2,136	e	American Eagle Outfitters, Inc	37,401
772	e*	AnnTaylor Stores Corp	18,667
380		Bebe Stores, Inc	4,085
482	e	Brown Shoe Co, Inc	7,264
97	e	Buckle, Inc	4,339
300	*	Cache, Inc	3,387
638	e*	Carter’s, Inc	10,304
318	e*	Casual Male Retail Group, Inc	1,336
325	e	Cato Corp (Class A)	4,856
270	*	Charlotte Russe Holding, Inc	4,682
1,400	e*	Charming Shoppes, Inc	6,762
1,896	e*	Chico’s FAS, Inc	13,481
222	*	Children’s Place Retail Stores, Inc	5,452

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

390	e	Christopher & Banks Corp	$3,896
380	e*	Citi Trends, Inc	7,011
733	e*	Collective Brands, Inc	8,884
600	*	Dress Barn, Inc	7,764
200	e*	DSW, Inc (Class A)	2,590
337	e*	Eddie Bauer Holdings, Inc	1,311
565	e	Finish Line, Inc (Class A)	2,689
1,692	e	Foot Locker, Inc	19,915
6,266	e	Gap, Inc	123,315
1,034	e*	Hanesbrands, Inc	30,193
450	e*	HOT Topic, Inc	1,940
510	e*	J Crew Group, Inc	22,527
242	e*	Jo-Ann Stores, Inc	3,565
180	e*	JOS A Bank Clothiers, Inc	3,690
3,643	*	Kohl’s Corp	156,248
3,349	e*	Limited Brands, Inc	57,268
1,060	e*	New York & Co, Inc	6,084
2,511	e	Nordstrom, Inc	81,859
675	*	Pacific Sunwear Of California, Inc	8,512
1,561		Ross Stores, Inc	46,768
66	e*	Shoe Carnival, Inc	893
411		Stage Stores, Inc	6,658
232	e	Talbots, Inc	2,501
359	e*	Tween Brands, Inc	8,882
311	e*	Under Armour, Inc (Class A)	11,383
1,238	e*	Urban Outfitters, Inc	38,811
1,045	e*	Wet Seal, Inc (Class A)	3,543

		TOTAL APPAREL AND ACCESSORY STORES	883,698

APPAREL AND OTHER TEXTILE PRODUCTS - 0.17%
165	e	Columbia Sportswear Co	7,265
340	e*	G-III Apparel Group Ltd	4,563
541	e	Guess ?, Inc	21,894
377	*	Gymboree Corp	15,035
1,198		Jones Apparel Group, Inc	16,077
1,260	e	Liz Claiborne, Inc	22,869
150	e*	Lululemon Athletica, Inc	4,265
300	e*	Maidenform Brands, Inc	4,881
672	e	Phillips-Van Heusen Corp	25,482
663	e	Polo Ralph Lauren Corp	38,646
1,365	*	Quiksilver, Inc	13,391
141	e*	True Religion Apparel, Inc	2,616
995		VF Corp	77,122
488	*	Warnaco Group, Inc	19,247

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	273,353

AUTO REPAIR, SERVICES AND PARKING - 0.08%
100	e*	Amerco, Inc	5,709
268	e*	Dollar Thrifty Automotive Group, Inc	3,656
816	e*	Exide Technologies	10,690
3,615	e*	Hertz Global Holdings, Inc	43,597
251	e*	Midas, Inc	4,315
349		Monro Muffler, Inc	5,898
772		Ryder System, Inc	47,023
400	e*	Wright Express Corp	12,292

		TOTAL AUTO REPAIR, SERVICES AND PARKING	133,180

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.16%
1,182		Advance Auto Parts	$40,247
200		Asbury Automotive Group, Inc	2,752
1,724	e*	Autonation, Inc	25,808
467	e*	Autozone, Inc	53,159
2,342	e*	Carmax, Inc	45,482
817	e*	Copart, Inc	31,667
495	e*	CSK Auto Corp	4,608
220	e	Lithia Motors, Inc (Class A)	2,235
200	e*	MarineMax, Inc	2,492
1,400	e*	O’Reilly Automotive, Inc	39,928
570	e	Penske Auto Group, Inc	11,092
333	e*	Rush Enterprises, Inc (Class A)	5,275
287	e	Sonic Automotive, Inc (Class A)	5,898

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	270,643

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.61%
200	e*	Builders FirstSource, Inc	1,452
798	e*	Central Garden and Pet Co (Class A)	3,543
1,396	e	Fastenal Co	64,118
19,168		Home Depot, Inc	536,129
17,104		Lowe’s Cos, Inc	392,366

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	997,608

BUSINESS SERVICES - 6.75%
4,200	*	3Com Corp	9,618
128	e*	3D Systems Corp	1,880
556	e	Aaron Rents, Inc	11,976
474	e	ABM Industries, Inc	10,637
305	e*	Acacia Research (Acacia Technologies)	1,754
6,743	e	Accenture Ltd (Class A)	237,151
400	e*	ACI Worldwide, Inc	7,968
620	*	Actuate Corp	2,542
741	e	Acxiom Corp	8,796
200	e	Administaff, Inc	4,722
6,257	*	Adobe Systems, Inc	222,687
300	e*	Advent Software, Inc	12,786
1,024	e*	Affiliated Computer Services, Inc (Class A)	51,313
269	e	Aircastle Ltd	3,026
1,807	e*	Akamai Technologies, Inc	50,885
883	e*	Alliance Data Systems Corp	41,951
2,332	*	Amdocs Ltd	66,136
283	e*	American Reprographics Co	4,200
357	*	AMN Healthcare Services, Inc	5,505
136	*	Ansoft Corp	4,151
845	e*	Ansys, Inc	29,169
410	e	Arbitron, Inc	17,696
706	*	Ariba, Inc	6,820
1,213	e*	Art Technology Group, Inc	4,706
96	e	Asset Acceptance Capital Corp	924
2,655	e*	Autodesk, Inc	83,579
5,922		Automatic Data Processing, Inc	251,034
1,088	*	Avis Budget Group, Inc	11,555
484	e*	Avocent Corp	8,180
140	e*	Bankrate, Inc	6,985
4,595	*	BEA Systems, Inc	87,994
2,100	e*	BearingPoint, Inc	3,528
248	*	BGC Partners, Inc	2,892

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

479		Blackbaud, Inc	$11,630
304	*	Blackboard, Inc	10,132
390	e*	Blue Coat Systems, Inc	8,596
2,197	e*	BMC Software, Inc	71,446
600	e*	Borland Software Corp	1,212
300	e*	Bottomline Technologies, Inc	3,780
487	e*	BPZ Energy, Inc	10,583
549		Brady Corp (Class A)	18,353
477	e	Brink’s Co	32,045
4,746		CA, Inc	106,785
357	e*	CACI International, Inc (Class A)	16,261
3,072	*	Cadence Design Systems, Inc	32,809
120	*	Capella Education Co	6,552
220	*	Cavium Networks, Inc	3,608
854	e*	CBIZ, Inc	6,934
707	e*	Cerner Corp	26,357
852	e*	ChoicePoint, Inc	40,555
338	*	Chordiant Software, Inc	2,038
532	*	Ciber, Inc	2,607
1,981	*	Citrix Systems, Inc	58,103
400	e*	Clear Channel Outdoor Holdings, Inc (Class A)	7,604
529	e*	CMGI, Inc	7,015
1,627	e*	CNET Networks, Inc	11,552
396	e*	Cogent Communications Group, Inc	7,251
473	e*	Cogent, Inc	4,460
459	e	Cognex Corp	10,020
3,324	e*	Cognizant Technology Solutions Corp (Class A)	95,831
386	*	Commvault Systems, Inc	4,786
227		Compass Diversified Trust	2,985
65		Computer Programs & Systems, Inc	1,359
2,004	e*	Computer Sciences Corp	81,743
3,298	e*	Compuware Corp	24,207
100	e*	COMSYS IT Partners, Inc	846
410	e*	Concur Technologies, Inc	12,731
1,524	*	Convergys Corp	22,951
183	e*	CoStar Group, Inc	7,869
485	e*	CSG Systems International, Inc	5,514
843	*	Cybersource Corp	12,316
60	*	Data Domain, Inc	1,428
367	e*	DealerTrack Holdings, Inc	7,421
567		Deluxe Corp	10,892
453	e*	Digital River, Inc	14,029
259	*	DivX, Inc	1,813
590	e*	DST Systems, Inc	38,787
510	e*	DynCorp International, Inc (Class A)	8,507
1,405	*	Earthlink, Inc	10,608
12,986	*	eBay, Inc	387,502
330	e*	Echelon Corp	4,455
518	e*	Eclipsys Corp	10,158
100	e	Electro Rent Corp	1,515
3,539	e*	Electronic Arts, Inc	176,667
5,835		Electronic Data Systems Corp	97,153
698	e*	Epicor Software Corp	7,818
134	e*	EPIQ Systems, Inc	2,080
1,500		Equifax, Inc	51,720
345	e*	Equinix, Inc	22,939
1,464	e*	Evergreen Energy, Inc	2,255
250	e*	ExlService Holdings, Inc	5,740

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,215	*	Expedia, Inc	$48,486
920	*	F5 Networks, Inc	16,716
455	e	Factset Research Systems, Inc	24,511
659	e	Fair Isaac Corp	14,182
313	e*	FalconStor Software, Inc	2,382
2,182	e	Fidelity National Information Services, Inc	83,221
113	e*	First Advantage Corp (Class A)	2,394
1,971	*	Fiserv, Inc	94,785
100	e*	Forrester Research, Inc	2,658
300	e	FTD Group, Inc	4,026
739	e*	Gartner, Inc	14,292
244	e*	Gerber Scientific, Inc	2,169
565	*	Getty Images, Inc	18,080
252	e	Gevity HR, Inc	2,182
362	e*	Global Cash Access, Inc	2,121
190	e*	Global Sources Ltd	2,826
2,603	e*	Google, Inc (Class A)	1,146,543
180	e*	H&E Equipment Services, Inc	2,263
739		Healthcare Services Group	15,253
310	e	Heartland Payment Systems, Inc	7,133
200		Heidrick & Struggles International, Inc	6,506
1,889	e*	HLTH Corp	18,021
227	*	HMS Holdings Corp	6,481
326	*	Hudson Highland Group, Inc	2,761
570	*	Hypercom Corp	2,474
400	e*	i2 Technologies, Inc	4,504
213	*	iGate Corp	1,517
346	e*	IHS, Inc (Class A)	22,251
138	e	Imergent, Inc	1,572
2,143		IMS Health, Inc	45,024
974	*	Informatica Corp	16,616
367	e	Infospace, Inc	4,246
311		infoUSA, Inc	1,900
259	*	Innerworkings, Inc	3,634
300	e*	Innovative Solutions & Support, Inc	3,171
87	e	Integral Systems, Inc	2,543
387		Interactive Data Corp	11,018
144	e*	Interactive Intelligence, Inc	1,695
538	e*	Internap Network Services Corp	2,668
405	e*	Internet Capital Group, Inc	4,240
5,198	e*	Interpublic Group of Cos, Inc	43,715
401	*	Interwoven, Inc	4,283
3,905	e*	Intuit, Inc	105,474
306	*	inVentiv Health, Inc	8,816
470	e*	Ipass, Inc	1,419
2,090	e*	Iron Mountain, Inc	55,260
800	e	Jack Henry & Associates, Inc	19,736
245	*	JDA Software Group, Inc	4,471
5,853	e*	Juniper Networks, Inc	146,325
300	e	Kelly Services, Inc (Class A)	6,168
276	e*	Kenexa Corp	5,100
168	e*	Keynote Systems, Inc	1,981
271	*	Kforce, Inc	2,396
582	e*	Kinetic Concepts, Inc	26,906
298	e*	Knot, Inc	3,502
500	e*	Korn/Ferry International	8,450
905	e*	Lamar Advertising Co (Class A)	32,517
1,343	*	Lawson Software, Inc	10,113

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

638	e*	Lionbridge Technologies	$2,137
402	e*	LivePerson, Inc	1,246
176	*	LoJack Corp	2,225
570	*	Magma Design Automation, Inc	5,455
311	e*	Manhattan Associates, Inc	7,131
925		Manpower, Inc	52,041
309	*	Mantech International Corp (Class A)	14,016
206	e	Marchex, Inc (Class B)	2,056
915	e	Mastercard, Inc (Class A)	204,036
1,730	*	McAfee, Inc	57,246
824	e*	Mentor Graphics Corp	7,276
93,229		Microsoft Corp	2,645,839
100	e*	MicroStrategy, Inc (Class A)	7,399
300	e*	Midway Games, Inc	810
837		MoneyGram International, Inc	1,557
1,346	e*	Monster Worldwide, Inc	32,587
3,079	e*	Move, Inc	9,483
1,117	*	MPS Group, Inc	13,203
477	*	MSC.Software Corp	6,196
1,071	*	NAVTEQ Corp	72,828
2,098	e*	NCR Corp	47,897
400	e*	Ness Technologies, Inc	3,796
510	e*	NetFlix, Inc	17,672
288	*	Network Equipment Technologies, Inc	1,892
310	e	NIC, Inc	2,204
4,067	*	Novell, Inc	25,581
1,532	e*	Nuance Communications, Inc	26,672
3,758		Omnicom Group, Inc	166,028
531	*	Omniture, Inc	12,325
282	*	On Assignment, Inc	1,791
222	e*	Online Resources Corp	2,136
43,820	*	Oracle Corp	857,119
500	e*	Packeteer, Inc	2,545
1,480	e*	Parametric Technology Corp	23,650
300	e*	PDF Solutions, Inc	1,653
202	*	PeopleSupport, Inc	1,842
320	e*	Perficient, Inc	2,541
953	*	Perot Systems Corp (Class A)	14,333
640	*	Phase Forward, Inc	10,931
176	e	Portfolio Recovery Associates, Inc	7,549
762	*	Premiere Global Services, Inc	10,927
395	*	Progress Software Corp	11,818
108	e	QAD, Inc	908
140	e	Quality Systems, Inc	4,182
829	e*	Quest Software, Inc	10,835
237	*	Radiant Systems, Inc	3,311
187	*	Radisys Corp	1,887
754	e*	Raser Technologies, Inc	6,477
1,196	e*	RealNetworks, Inc	6,853
2,113	*	Red Hat, Inc	38,858
100	e	Renaissance Learning, Inc	1,399
770	*	Rent-A-Center, Inc	14,130
200	e*	RightNow Technologies, Inc	2,380
1,761		Robert Half International, Inc	45,328
466	e	Rollins, Inc	8,244
230	e*	RSC Holdings, Inc	2,507
792	*	S1 Corp	5,631
1,037	e*	Salesforce.com, Inc	60,011
700	e*	Sapient Corp	4,872

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

618	e*	Secure Computing Corp	$3,986
101	e*	SI International, Inc	1,938
620	e*	Smith Micro Software, Inc	3,794
378	e*	Sohu.com, Inc	17,059
542	*	SonicWALL, Inc	4,428
3,028	e*	Sonus Networks, Inc	10,416
720		Sotheby’s	20,815
624	*	Spherion Corp	3,819
200	*	SPSS, Inc	7,756
419	e*	SRA International, Inc (Class A)	10,186
146	e*	Stratasys, Inc	2,599
8,985	e*	Sun Microsystems, Inc	139,537
1,054	*	Sybase, Inc	27,720
356	*	SYKES Enterprises, Inc	6,262
9,587	*	Symantec Corp	159,336
203	e*	Synchronoss Technologies, Inc	4,066
134	e*	SYNNEX Corp	2,843
1,602	*	Synopsys, Inc	36,381
140	e	Syntel, Inc	3,731
685	*	Take-Two Interactive Software, Inc	17,481
200	e	TAL International Group, Inc	4,714
177	e*	Taleo Corp (Class A)	3,434
455	e*	TeleTech Holdings, Inc	10,219
196	e	TheStreet.com, Inc	1,584
787	e*	THQ, Inc	17,157
2,110	e*	TIBCO Software, Inc	15,065
259	e	TNS, Inc	5,346
2,002		Total System Services, Inc	47,367
183	e*	TradeStation Group, Inc	1,559
100	e*	Travelzoo, Inc	1,104
444	e*	Trizetto Group, Inc	7,410
550	e*	TrueBlue, Inc	7,392
242	e*	Ultimate Software Group, Inc	7,275
3,813	*	Unisys Corp	16,892
750		United Online, Inc	7,920
1,054	e*	United Rentals, Inc	19,857
1,094	e*	Valueclick, Inc	18,872
248	e*	Vasco Data Security International	3,393
2,508	e*	VeriSign, Inc	83,366
263	e	Viad Corp	9,471
306	e*	Vignette Corp	4,042
380	e*	VMware, Inc (Class A)	16,272
142	*	Vocus, Inc	3,749
150	e*	Volt Information Sciences, Inc	2,544
5,859		Waste Management, Inc	196,628
51	e*	WebMD Health Corp (Class A)	1,202
564	e*	Websense, Inc	10,575
752	e*	Wind River Systems, Inc	5,820
13,740	*	Yahoo!, Inc	397,498

		TOTAL BUSINESS SERVICES	11,112,718

CHEMICALS AND ALLIED PRODUCTS - 9.59%
17,403	*	Abbott Laboratories	959,775
75	*	Abraxis Bioscience, Inc	4,431
300	e*	Acadia Pharmaceuticals, Inc	2,718
232	e*	Acorda Therapeutics, Inc	4,164
2,459		Air Products & Chemicals, Inc	226,228
276	*	Albany Molecular Research, Inc	3,351
852		Albemarle Corp	31,115

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

887		Alberto-Culver Co	$24,313
400	e*	Alexion Pharmaceuticals, Inc	23,720
1,288	e*	Alkermes, Inc	15,301
468	e*	Allos Therapeutics, Inc	2,845
344	e*	Alnylam Pharmaceuticals, Inc	8,394
534	e*	Alpharma, Inc (Class A)	13,996
157	e*	AMAG Pharmaceuticals, Inc	6,348
479	*	American Oriental Bioengineering, Inc	3,880
146	e	American Vanguard Corp	2,429
12,348	*	Amgen, Inc	515,899
303	*	APP Pharmaceuticals, Inc	3,660
340	e	Arch Chemicals, Inc	12,668
492	e*	Arena Pharmaceuticals, Inc	3,365
364	e*	Arqule, Inc	1,558
600	e*	Array Biopharma, Inc	4,206
1,200	e*	Arrowhead Research Corp	3,396
600	e*	Auxilium Pharmaceuticals, Inc	16,044
550	e*	Aventine Renewable Energy Holdings, Inc	2,860
1,116		Avery Dennison Corp	54,963
4,980	*	Avon Products, Inc	196,909
184	e	Balchem Corp	4,217
1,274	e*	Barr Pharmaceuticals, Inc	61,547
111	e*	Bentley Pharmaceuticals, Inc	1,804
3,245	*	Biogen Idec, Inc	200,184
967	e*	BioMarin Pharmaceuticals, Inc	34,203
22,341		Bristol-Myers Squibb Co	475,863
696	e	Cabot Corp	19,488
730	e*	Calgon Carbon Corp	10,987
206		Cambrex Corp	1,428
1,384		Celanese Corp (Series A)	54,045
300	e*	Cell Genesys, Inc	705
724	e*	Cephalon, Inc	46,626
607		CF Industries Holdings, Inc	62,897
749	e*	Charles River Laboratories International, Inc	44,146
249	*	Chattem, Inc	16,519
2,512	e	Chemtura Corp	18,438
852	e	Church & Dwight Co, Inc	46,212
1,659		Clorox Co	93,966
5,827		Colgate-Palmolive Co	453,983
711	e*	Cubist Pharmaceuticals, Inc	13,097
565	e*	Cypress Bioscience, Inc	4,045
525		Cytec Industries, Inc	28,271
2,686	e*	CytRx Corp	3,089
1,113	e*	Dendreon Corp	5,365
911	e*	Discovery Laboratories, Inc	2,141
10,840	e	Dow Chemical Co	399,454
10,524	*	Du Pont (E.I.) de Nemours & Co	492,102
698	e*	Durect Corp	3,665
979	e	Eastman Chemical Co	61,139
2,062	e	Ecolab, Inc	89,553
11,292	*	Eli Lilly & Co	582,554
350	e*	Elizabeth Arden, Inc	6,983
2,400	*	Encysive Pharmaceuticals, Inc	5,640
400	e*	Enzon Pharmaceuticals, Inc	3,684
1,252	e	Estee Lauder Cos (Class A)	57,404
396		Ferro Corp	5,885
854		FMC Corp	47,388
3,663	*	Forest Laboratories, Inc	146,557
5,297	*	Genentech, Inc	430,010
2,640	e*	GenVec, Inc	4,646

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,004	*	Genzyme Corp	$223,918
400	e	Georgia Gulf Corp	2,772
1,012	e*	Geron Corp	4,939
10,604	*	Gilead Sciences, Inc	546,424
400	e*	GTx, Inc	6,432
600		H.B. Fuller Co	12,246
705	e*	Halozyme Therapeutics, Inc	4,484
1,449	e	Hercules, Inc	26,502
1,885	e*	Hospira, Inc	80,621
1,379	e*	Human Genome Sciences, Inc	8,122
982	e	Huntsman Corp	23,126
135	e*	Idenix Pharmaceuticals, Inc	678
720	e*	Idexx Laboratories, Inc	35,467
675	e*	ImClone Systems, Inc	28,634
866	*	Immucor, Inc	18,480
507	e*	Indevus Pharmaceuticals, Inc	2,418
229	e	Innophos Holdings, Inc	3,685
262		Innospec, Inc	5,554
94	e	Inter Parfums, Inc	2,076
314	e*	InterMune, Inc	4,578
910		International Flavors & Fragrances, Inc	40,086
757	e*	Inverness Medical Innovations, Inc	22,786
524	e*	Invitrogen Corp	44,786
453	e*	Javelin Pharmaceuticals, Inc	1,273
162	e	Kaiser Aluminum Corp	11,227
230	*	Keryx Biopharmaceuticals, Inc	138
2,581	*	King Pharmaceuticals, Inc	22,455
193		Koppers Holdings, Inc	8,552
56	e	Kronos Worldwide, Inc	1,352
360	e*	KV Pharmaceutical Co (Class A)	8,986
230	e*	Landec Corp	1,939
993	e	Ligand Pharmaceuticals, Inc (Class B)	3,972
822		Lubrizol Corp	45,629
342	e	Mannatech, Inc	2,438
300	e*	MannKind Corp	1,791
338	e*	Martek Biosciences Corp	10,333
1,476	e*	Medarex, Inc	13,063
547	e*	Medicines Co	11,049
596	e	Medicis Pharmaceutical Corp (Class A)	11,735
232	e*	Medivation, Inc	3,301
24,632		Merck & Co, Inc	934,784
433		Meridian Bioscience, Inc	14,475
3,429	*	Millennium Pharmaceuticals, Inc	53,012
246	e	Minerals Technologies, Inc	15,449
528	e*	Minrad International, Inc	1,241
571	e*	Momenta Pharmaceuticals, Inc	6,241
6,170		Monsanto Co	687,955
1,731	*	Mosaic Co	177,601
3,428	e	Mylan Laboratories, Inc	39,765
612	e*	Nabi Biopharmaceuticals	2,460
1,497	e	Nalco Holding Co	31,662
187	e*	Nastech Pharmaceutical Co, Inc	439
580	*	NBTY, Inc	17,371
559	e*	Neurocrine Biosciences, Inc	3,019
154	e	NewMarket Corp	11,619
113	e	NL Industries, Inc	1,234
200	e*	Noven Pharmaceuticals, Inc	1,796
739		Olin Corp	14,603
298	e*	OM Group, Inc	16,253
151	e*	Omrix Biopharmaceuticals, Inc	2,114

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

600	e*	Onyx Pharmaceuticals, Inc	$17,418
360	*	OraSure Technologies, Inc	2,632
596	e*	OSI Pharmaceuticals, Inc	22,284
235	e*	Pacific Ethanol, Inc	1,034
300	e*	Pain Therapeutics, Inc	2,535
364	e*	Par Pharmaceutical Cos, Inc	6,330
540	*	Parexel International Corp	14,094
1,273	e*	PDL BioPharma, Inc	13,481
252	e*	Penwest Pharmaceuticals Co	655
889	e	Perrigo Co	33,542
199	e*	PetMed Express, Inc	2,207
79,706		Pfizer, Inc	1,668,247
321	e*	PharMerica Corp	5,319
965	*	PolyOne Corp	6,147
200	e*	Pozen, Inc	2,072
1,886	*	PPG Industries, Inc	114,122
3,626		Praxair, Inc	305,418
400	e*	Prestige Brands Holdings, Inc	3,272
35,801	*	Procter & Gamble Co	2,508,576
300	e*	Progenics Pharmaceuticals, Inc	1,959
26	*	Protalix BioTherapeutics, Inc	68
333	*	Quidel Corp	5,348
1,643	e v*	Revlon, Inc (Class A)	1,594
300	*	Rockwood Holdings, Inc	9,831
1,578	e	Rohm & Haas Co	85,338
1,300	e	RPM International, Inc	27,222
3	e*	RXi Pharmaceuticals Corp	29
382	e*	Salix Pharmaceuticals Ltd	2,399
2,942	e*	Santarus, Inc	7,561
18,353		Schering-Plough Corp	264,467
375	e*	Sciele Pharma, Inc	7,313
464		Scotts Miracle-Gro Co (Class A)	15,043
600	e	Sensient Technologies Corp	17,694
1,184	e*	Sepracor, Inc	23,112
1,306	e	Sherwin-Williams Co	66,658
1,508	e	Sigma-Aldrich Corp	89,952
470	*	Somaxon Pharmaceuticals, Inc	2,233
100		Stepan Co	3,823
900	e*	SuperGen, Inc	2,259
147	e*	SurModics, Inc	6,156
445	e	Tronox, Inc (Class B)	1,736
500		UAP Holding Corp	19,170
240	*	United Therapeutics Corp	20,808
92	e*	USANA Health Sciences, Inc	2,027
1,324	e*	USEC, Inc	4,899
1,091	e*	Valeant Pharmaceuticals International	13,998
1,308		Valspar Corp	25,951
1,018	e*	VCA Antech, Inc	27,842
400	e*	Verasun Energy Corp	2,940
1,500	e*	Vertex Pharmaceuticals, Inc	35,835
739	e*	Viropharma, Inc	6,607
994	e*	Warner Chilcott Ltd (Class A)	17,892
1,123	e*	Watson Pharmaceuticals, Inc	32,926
220	e	Westlake Chemical Corp	2,871
802	e*	WR Grace & Co	18,302
15,286		Wyeth	638,343
200	*	Xenoport, Inc	8,094
1,452	*	XOMA Ltd	3,761

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

405	e*	Zymogenetics, Inc	$3,969

		TOTAL CHEMICALS AND ALLIED PRODUCTS	15,787,021

COAL MINING - 0.26%
721	*	Alpha Natural Resources, Inc	31,320
1,502		Arch Coal, Inc	65,337
1,992	e	Consol Energy, Inc	137,826
1,314	e*	International Coal Group, Inc	8,344
848	e	Massey Energy Co	30,952
3,039		Peabody Energy Corp	154,989

		TOTAL COAL MINING	428,768

COMMUNICATIONS - 4.21%
463	e	Alaska Communications Systems Group, Inc	5,667
4,540	e*	American Tower Corp (Class A)	178,013
356	e*	Anixter International, Inc	22,798
70,108		AT&T, Inc	2,685,136
105		Atlantic Tele-Network, Inc	3,552
200	e*	Audiovox Corp (Class A)	2,136
552	e*	Brightpoint, Inc	4,615
2,359	e*	Cablevision Systems Corp (Class A)	50,553
178	e*	Cbeyond Communications, Inc	3,345
100	e*	Centennial Communications Corp	591
374	e*	Central European Media Enterprises Ltd (Class A)	31,876
1,329	e	CenturyTel, Inc	44,176
4,638	e*	Charter Communications, Inc (Class A)	3,952
3,005	e*	Cincinnati Bell, Inc	12,801
2,372	e	Citadel Broadcasting Corp	3,938
4,179		Citizens Communications Co	43,838
5,632	e	Clear Channel Communications, Inc	164,567
252	e*	Clearwire Corp (Class A)	3,732
33,552	e	Comcast Corp (Class A)	648,896
305	e	Consolidated Communications Holdings, Inc	4,623
496	e*	Cox Radio, Inc (Class A)	5,892
2,708	e*	Crown Castle International Corp	93,399
200	e*	Crown Media Holdings, Inc (Class A)	1,034
567	*	CTC Media, Inc	15,734
671	e*	Cumulus Media, Inc (Class A)	4,281
145	e*	DG FastChannel, Inc	2,781
8,119	e*	DIRECTV Group, Inc	201,270
2,426	e*	DISH Network Corp (Class A)	69,699
1,752		Embarq Corp	70,255
521	e*	Emmis Communications Corp (Class A)	1,813
421		Entercom Communications Corp (Class A)	4,181
810	*	Entravision Communications Corp (Class A)	5,395
300	e	Fairpoint Communications, Inc	2,706
1,894	e*	FiberTower Corp	3,333
52	e*	Fisher Communications, Inc	1,620
1,594	e*	Foundry Networks, Inc	18,459
464	e*	General Communication, Inc (Class A)	2,849
193	*	GeoEye, Inc	5,016
267	e*	Global Crossing Ltd	4,048
882		Global Payments, Inc	36,480
420	e	Gray Television, Inc	2,390
260	e*	Harris Stratex Networks, Inc (Class A)	2,608
327	e	Hearst-Argyle Television, Inc	6,746
71	e*	Hughes Communications, Inc	3,598

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,912	e*	IAC/InterActiveCorp	$39,693
361	e	Ibasis, Inc	1,480
1,142	e*	ICO Global Communications Holdings Ltd	3,529
614	e	IDT Corp (Class B)	2,376
400	e	Iowa Telecommunications Services, Inc	7,092
180		iPCS, Inc	4,203
680	e*	j2 Global Communications, Inc	15,178
284	e*	Knology, Inc	3,678
558	e*	Leap Wireless International, Inc	26,003
16,553	e*	Level 3 Communications, Inc	35,092
3,883	e*	Liberty Global, Inc (Class A)	132,333
1,471	e*	Liberty Media Corp - Capital (Series A)	23,154
5,884	*	Liberty Media Corp - Entertainment (Series A)	133,214
6,947	e*	Liberty Media Holding Corp (Interactive A)	112,125
281	e*	Lin TV Corp (Class A)	2,700
250	e*	Lodgenet Entertainment Corp	1,523
573	e*	Mastec, Inc	4,704
493	e*	Mediacom Communications Corp (Class A)	2,135
612	e*	MetroPCS Communications, Inc	10,404
832	e*	NeuStar, Inc (Class A)	22,031
301	e*	Nextwave Wireless, Inc	1,520
1,953	e*	NII Holdings, Inc	62,066
435	e*	Novatel Wireless, Inc	4,211
307		NTELOS Holdings Corp	7,429
1,022	e*	Orbcomm, Inc	5,069
994	*	PAETEC Holding Corp	6,620
18,248	e	Qwest Communications International, Inc	82,663
888	*	Radio One, Inc (Class D)	1,350
242		RCN Corp	2,706
132	e*	Rural Cellular Corp (Class A)	5,838
87	e	Salem Communications Corp (Class A)	349
300	e*	SAVVIS, Inc	4,881
1,078	*	SBA Communications Corp (Class A)	32,157
174		Shenandoah Telecom Co	2,582
383	e	Sinclair Broadcast Group, Inc (Class A)	3,413
300	e*	Spanish Broadcasting System, Inc (Class A)	531
31,933	e	Sprint Nextel Corp	213,632
122	e	SureWest Communications	1,886
137	e*	Switch & Data Facilities Co, Inc	1,399
182	*	Syniverse Holdings, Inc	3,032
1,124		Telephone & Data Systems, Inc	44,139
500	e*	Terremark Worldwide, Inc	2,740
1,742	e*	Time Warner Cable, Inc (Class A)	43,515
932	e*	TiVo, Inc	8,164
200	e*	US Cellular Corp	11,000
250	e	USA Mobility, Inc	1,785
33,032		Verizon Communications, Inc	1,204,016
336	e*	Vonage Holdings Corp	622
5,641	e	Windstream Corp	67,410
3,259	*	XM Satellite Radio Holdings, Inc (Class A)	37,870

		TOTAL COMMUNICATIONS	6,931,634

DEPOSITORY INSTITUTIONS - 7.16%
121	e	1st Source Corp	2,547
200	e	Amcore Financial, Inc	4,070
107	e	AmericanWest Bancorp	933
108	e	Ameris Bancorp	1,734
300		Anchor Bancorp Wisconsin, Inc	5,691
1,394	e	Associated Banc-Corp	37,122

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

951		Astoria Financial Corp	$25,829
130	e	Bancfirst Corp	5,951
298		Banco Latinoamericano de Exportaciones S.A.	4,589
117	*	Bancorp, Inc	1,413
823		Bancorpsouth, Inc	19,061
838	e	Bank Mutual Corp	9,000
50,402		Bank of America Corp	1,910,740
664		Bank of Hawaii Corp	32,908
12,863		Bank of New York Mellon Corp	536,773
102	e	Bank of the Ozarks, Inc	2,438
452	e	BankAtlantic Bancorp, Inc (Class A)	1,767
300	e	BankFinancial Corp	4,773
400	e	BankUnited Financial Corp (Class A)	2,004
79	e	Banner Corp	1,820
6,277	e	BB&T Corp	201,241
300	e*	Beneficial Mutual Bancorp, Inc	2,967
57	e	Berkshire Hills Bancorp, Inc	1,436
357		BOK Financial Corp	18,646
381		Boston Private Financial Holdings, Inc	4,035
668	e	Brookline Bancorp, Inc	7,669
101	e	Capital City Bank Group, Inc	2,929
93	e	Capital Corp of the West	746
140	e	Capitol Bancorp Ltd	2,960
332	e	Capitol Federal Financial	12,443
303	e	Cascade Bancorp	2,897
75		Cass Information Systems, Inc	2,367
518	e	Cathay General Bancorp	10,738
600	e*	Centennial Bank Holdings, Inc	3,768
121	e	Center Financial Corp	1,096
311	e	Central Pacific Financial Corp	5,862
234	e	Chemical Financial Corp	5,579
58,989		Citigroup, Inc	1,263,544
955	e	Citizens Banking Corp	11,871
121	e	City Bank	2,695
155	e	City Holding Co	6,185
477	e	City National Corp	23,592
150	e	CoBiz, Inc	1,953
1,743	e	Colonial Bancgroup, Inc	16,785
170		Columbia Banking System, Inc	3,805
1,818		Comerica, Inc	63,775
935	e	Commerce Bancshares, Inc	39,298
113	e*	Community Bancorp	1,532
400	e	Community Bank System, Inc	9,824
139	e	Community Trust Bancorp, Inc	4,073
400	e	Corus Bankshares, Inc	3,892
776		Cullen/Frost Bankers, Inc	41,159
616	e	CVB Financial Corp	6,413
309	e	Dime Community Bancshares	5,401
300	*	Dollar Financial Corp	6,900
257	e	Downey Financial Corp	4,724
833	e	East West Bancorp, Inc	14,786
90	e	Enterprise Financial Services Corp	2,250
589	e*	Euronet Worldwide, Inc	11,344
6,268	e	Fifth Third Bancorp	131,127
100	e	First Bancorp	1,993
732	e	First Bancorp	7,437
150	e	First Busey Corp	3,168
700	e	First Charter Corp	18,697
70		First Citizens Bancshares, Inc (Class A)	9,755

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

739	e	First Commonwealth Financial Corp	$8,565
270	e	First Community Bancorp, Inc	7,250
72	e	First Community Bancshares, Inc	2,622
315	e	First Financial Bancorp	4,237
189	e	First Financial Bankshares, Inc	7,745
188	e	First Financial Corp	5,787
133		First Financial Holdings, Inc	3,120
1,297	e	First Horizon National Corp	18,171
315	e	First Merchants Corp	8,990
545	e	First Midwest Bancorp, Inc	15,135
1,301	e	First Niagara Financial Group, Inc	17,681
100		First Place Financial Corp	1,300
300	e*	First Regional Bancorp	4,920
88	e	First South Bancorp, Inc	1,980
156	e	First State Bancorporation	2,089
208	e*	FirstFed Financial Corp	5,647
953	e	FirstMerit Corp	19,689
485	e	Flagstar Bancorp, Inc	3,502
150		Flushing Financial Corp	2,637
594	e	FNB Corp	9,272
215	e*	Franklin Bank Corp	651
700	ev*	Fremont General Corp	350
537	e	Frontier Financial Corp	9,494
1,944	e	Fulton Financial Corp	23,892
580	e	Glacier Bancorp, Inc	11,119
104	e	Great Southern Bancorp, Inc	1,623
95	e	Greene County Bancshares, Inc	1,681
294	e	Hancock Holding Co	12,354
384	e	Hanmi Financial Corp	2,838
302	e	Harleysville National Corp	4,355
158	e	Heartland Financial USA, Inc	3,343
126	e	Heritage Commerce Corp	2,310
127	e	Home Bancshares, Inc	2,650
140	e	Horizon Financial Corp	1,933
5,959		Hudson City Bancorp, Inc	105,355
4,292	e	Huntington Bancshares, Inc	46,139
125	e	IBERIABANK Corp	5,531
242		Imperial Capital Bancorp, Inc	5,232
100	e	Independent Bank Corp	2,955
250	e	Independent Bank Corp	2,595
752	e	IndyMac Bancorp, Inc	3,730
161	e	Integra Bank Corp	2,608
674		International Bancshares Corp	15,219
579	*	Investors Bancorp, Inc	8,888
300	e	Irwin Financial Corp	1,593
38,837		JPMorgan Chase & Co	1,668,049
227	e	Kearny Financial Corp	2,486
4,529	e	Keycorp	99,412
132	e	Lakeland Bancorp, Inc	1,707
92	e	Lakeland Financial Corp	2,084
883	e	M&T Bank Corp	71,064
125	e	Macatawa Bank Corp	1,301
90	e	MainSource Financial Group, Inc	1,395
2,974	e	Marshall & Ilsley Corp	68,997
400	e	MB Financial, Inc	12,312
991	e*	Metavante Technologies, Inc	19,810
85	e	Midwest Banc Holdings, Inc	1,086
186	e	Nara Bancorp, Inc	2,416
100	e	NASB Financial, Inc	2,620
6,567	e	National City Corp	65,342

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

842	e	National Penn Bancshares, Inc	$15,316
374	e	NBT Bancorp, Inc	8,303
523	e*	Net 1 UEPS Technologies, Inc	11,794
3,411	e	New York Community Bancorp, Inc	62,148
1,211	e	NewAlliance Bancshares, Inc	14,847
2,500		Northern Trust Corp	166,175
200	e	Northwest Bancorp, Inc	5,466
869	e	Old National Bancorp	15,642
350	e	Old Second Bancorp, Inc	9,296
100	e	Omega Financial Corp	3,120
165		Oriental Financial Group, Inc	3,252
528	e	Pacific Capital Bancorp	11,352
165	e	Park National Corp	11,690
75	e	Peoples Bancorp, Inc	1,808
2,838	e	People’s United Financial, Inc	49,126
210	e	PFF Bancorp, Inc	1,747
200	e*	Pinnacle Financial Partners, Inc	5,120
4,050	e	PNC Financial Services Group, Inc	265,559
3,027		Popular, Inc	35,295
150	e	Preferred Bank	2,504
228	e	PrivateBancorp, Inc	7,175
328		Prosperity Bancshares, Inc	9,400
357	e	Provident Bankshares Corp	3,834
854	e	Provident Financial Services, Inc	12,076
421	e	Provident New York Bancorp	5,684
8,011	e	Regions Financial Corp	158,217
195	e	Renasant Corp	4,388
120	e	Republic Bancorp, Inc (Class A)	2,266
47	e	Royal Bancshares of Pennsylvania (Class A)	680
300	e	S&T Bancorp, Inc	9,651
210	e	S.Y. Bancorp, Inc	4,880
250	e	Sandy Spring Bancorp, Inc	6,880
121		Santander BanCorp	1,223
75	e	SCBT Financial Corp	2,535
102	e	Seacoast Banking Corp of Florida	1,117
256	e	Security Bank Corp	2,037
319	e*	Signature Bank	8,135
108	e	Simmons First National Corp (Class A)	3,211
800	e	South Financial Group, Inc	11,888
116		Southside Bancshares, Inc	2,792
94		Southwest Bancorp, Inc	1,646
4,852	e	Sovereign Bancorp, Inc	45,221
4,518		State Street Corp	356,922
119	e	Sterling Bancorp	1,848
808	e	Sterling Bancshares, Inc	8,032
320		Sterling Financial Corp	5,584
561	e	Sterling Financial Corp	8,757
88	e	Suffolk Bancorp	2,788
134	e*	Sun Bancorp, Inc	1,765
4,062		SunTrust Banks, Inc	223,979
700	e*	Superior Bancorp	3,479
785	e	Susquehanna Bancshares, Inc	15,990
400	e*	SVB Financial Group	17,456
3,166	e	Synovus Financial Corp	35,016
66	e	Taylor Capital Group, Inc	1,084
1,433	e	TCF Financial Corp	25,679
300	e*	Texas Capital Bancshares, Inc	5,064
991	e	TFS Financial Corp	11,922
238		TierOne Corp	2,685

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

119	e	Tompkins Trustco, Inc	$5,855
92	e	Trico Bancshares	1,593
626	e	Trustco Bank Corp NY	5,565
491	e	Trustmark Corp	10,939
1,089	e	UCBH Holdings, Inc	8,451
372	e	UMB Financial Corp	15,326
581	e	Umpqua Holdings Corp	9,011
103	e	Union Bankshares Corp	1,995
433		UnionBanCal Corp	21,252
437	e	United Bankshares, Inc	11,646
335	e	United Community Banks, Inc	5,688
400	e	United Community Financial Corp	2,480
121	e	Univest Corp of Pennsylvania	3,169
19,772	e	US Bancorp	639,822
1,507	e	Valley National Bancorp	28,949
126	e*	Virginia Commerce Bancorp	1,446
1,166	e	W Holding Co, Inc	1,388
22,489	e	Wachovia Corp	607,203
958	e	Washington Federal, Inc	21,881
10,014	e	Washington Mutual, Inc	103,144
138	e	Washington Trust Bancorp, Inc	3,425
770		Webster Financial Corp	21,460
38,363	e	Wells Fargo & Co	1,116,363
200	e	WesBanco, Inc	4,942
200	e	West Coast Bancorp	2,918
390	e	Westamerica Bancorporation	20,514
143	e*	Western Alliance Bancorp	1,839
8,829	e	Western Union Co	187,793
167	e	Westfield Financial, Inc	1,632
750	e	Whitney Holding Corp	18,593
772		Wilmington Trust Corp	24,009
167	e	Wilshire Bancorp, Inc	1,276
248		Wintrust Financial Corp	8,668
100	e	WSFS Financial Corp	4,928
1,272	e	Zions Bancorporation	57,940

		TOTAL DEPOSITORY INSTITUTIONS	11,781,027

EATING AND DRINKING PLACES - 0.92%
208	e*	AFC Enterprises	1,870
133	e*	Benihana, Inc (Class A)	1,499
113	e*	BJ’s Restaurants, Inc	1,628
460		Bob Evans Farms, Inc	12,691
1,243		Brinker International, Inc	23,058
144	*	Buffalo Wild Wings, Inc	3,528
751		Burger King Holdings, Inc	20,773
262	e*	California Pizza Kitchen, Inc	3,435
365	e	CBRL Group, Inc	13,056
343	*	CEC Entertainment, Inc	9,906
844	e*	Cheesecake Factory	18,391
378	e*	Chipotle Mexican Grill, Inc (Class B)	36,700
622	e	CKE Restaurants, Inc	6,979
1,556		Darden Restaurants, Inc	50,648
949	e*	Denny’s Corp	2,828
400	e	Domino’s Pizza, Inc	5,396
182	e	IHOP Corp	8,718
678	*	Jack in the Box, Inc	18,218
587	e*	Krispy Kreme Doughnuts, Inc	1,790
273	e	Landry’s Restaurants, Inc	4,444
127	e*	McCormick & Schmick’s Seafood Restaurants, Inc	1,480

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

13,554	e*	McDonald’s Corp	$755,907
300	e	O’Charleys, Inc	3,456
200	e*	Papa John’s International, Inc	4,842
277	e*	PF Chang’s China Bistro, Inc	7,878
150	e*	Red Robin Gourmet Burgers, Inc	5,636
661	e	Ruby Tuesday, Inc	4,958
200	e*	Ruth’s Chris Steak House, Inc	1,382
810	e*	Sonic Corp	17,852
8,397	e*	Starbucks Corp	146,948
400	e*	Steak N Shake Co	3,148
442	e*	Texas Roadhouse, Inc (Class A)	4,332
2,255	e	Tim Hortons, Inc	76,783
672	e	Triarc Cos (Class B)	4,644
955		Wendy’s International, Inc	22,022
5,392		Yum! Brands, Inc	200,636

		TOTAL EATING AND DRINKING PLACES	1,507,460

EDUCATIONAL SERVICES - 0.10%
1,637	*	Apollo Group, Inc (Class A)	70,718
1,003	e*	Career Education Corp	12,758
942	e*	Corinthian Colleges, Inc	6,811
767		DeVry, Inc	32,091
445	e*	ITT Educational Services, Inc	20,439
168	e	Strayer Education, Inc	25,620
228	e*	Universal Technical Institute, Inc	2,674

		TOTAL EDUCATIONAL SERVICES	171,111

ELECTRIC, GAS, AND SANITARY SERVICES - 4.13%
7,565	*	AES Corp	126,109
1,001		AGL Resources, Inc	34,354
1,871	e	Allegheny Energy, Inc	94,486
338		Allete, Inc	13,054
1,255	e	Alliant Energy Corp	43,938
3,271	*	Allied Waste Industries, Inc	35,360
2,387	e	Ameren Corp	105,123
200	e	American Ecology Corp	5,066
4,510		American Electric Power Co, Inc	187,751
150	e	American States Water Co	5,400
1,501		Aqua America, Inc	28,189
3,770	e*	Aquila, Inc	12,102
1,066		Atmos Energy Corp	27,183
600		Avista Corp	11,736
446	e	Black Hills Corp	15,958
148	e	California Water Service Group	5,646
100	e*	Casella Waste Systems, Inc (Class A)	1,093
3,472	e	Centerpoint Energy, Inc	49,545
110		Central Vermont Public Service Corp	2,629
250	e	CH Energy Group, Inc	9,725
162	e*	Clean Harbors, Inc	10,530
655		Cleco Corp	14,528
2,460	e	CMS Energy Corp	33,308
2,920		Consolidated Edison, Inc	115,924
160	e	Consolidated Water Co, Inc	3,525
2,058		Constellation Energy Group, Inc	181,660
1,225	e*	Covanta Holding Corp	33,688
401	e	Crosstex Energy, Inc	13,614
6,604	e	Dominion Resources, Inc	269,707
1,497	e	DPL, Inc	38,383

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,056		DTE Energy Co	$79,958
14,280		Duke Energy Corp	254,898
3,687	e*	Dynegy, Inc (Class A)	29,090
3,684		Edison International	180,590
7,776		El Paso Corp	129,393
600	*	El Paso Electric Co	12,822
239		Empire District Electric Co	4,840
818		Energen Corp	50,961
1,733	e	Energy East Corp	41,800
340		EnergySolutions, Inc	7,800
57	e	EnergySouth, Inc	2,975
2,228		Entergy Corp	243,030
7,638		Exelon Corp	620,740
3,454		FirstEnergy Corp	237,013
4,606	*	FPL Group, Inc	288,980
1,141	e	Great Plains Energy, Inc	28,126
966	e	Hawaiian Electric Industries, Inc	23,058
447	e	Idacorp, Inc	14,353
851	e	Integrys Energy Group, Inc	39,691
435	e	ITC Holdings Corp	22,646
200	e	Laclede Group, Inc	7,126
1,959		MDU Resources Group, Inc	48,093
287	e	MGE Energy, Inc	9,775
2,449	e*	Mirant Corp	89,119
962	e	National Fuel Gas Co	45,416
663	e	New Jersey Resources Corp	20,586
493	e	Nicor, Inc	16,520
3,108		NiSource, Inc	53,582
1,671		Northeast Utilities	41,006
333	e	Northwest Natural Gas Co	14,466
379	e	NorthWestern Corp	9,236
2,651	*	NRG Energy, Inc	103,362
1,294	e	NSTAR	39,376
983	e	OGE Energy Corp	30,640
1,227		Oneok, Inc	54,761
240	e	Ormat Technologies, Inc	10,322
300	e	Otter Tail Corp	10,617
2,217		Pepco Holdings, Inc	54,804
3,984		PG&E Corp	146,691
167	e*	Pico Holdings, Inc	5,048
1,007		Piedmont Natural Gas Co, Inc	26,444
200	e*	Pike Electric Corp	2,786
1,096	e	Pinnacle West Capital Corp	38,448
681	e	PNM Resources, Inc	8,492
521	e	Portland General Electric Co	11,749
4,362	e	PPL Corp	200,303
2,961	e	Progress Energy, Inc	123,474
600	m,v*	Progress Energy, Inc	6
5,750		Public Service Enterprise Group, Inc	231,093
1,370		Puget Energy, Inc	35,442
2,010	e	Questar Corp	113,686
3,766	e*	Reliant Energy, Inc	89,066
1,739	e	Republic Services, Inc	50,848
115	e	Resource America, Inc (Class A)	1,087
1,436	e	SCANA Corp	52,529
2,997		Sempra Energy	159,680
2,425	e	Sierra Pacific Resources	30,628
138	e	SJW Corp	3,945
260	e	South Jersey Industries, Inc	9,129
8,518	e	Southern Co	303,326

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,218	e	Southern Union Co	$28,343
398		Southwest Gas Corp	11,128
129	e	Southwest Water Co	1,428
1,017	e*	Stericycle, Inc	52,376
2,190	e	TECO Energy, Inc	34,931
1,162		UGI Corp	28,957
256		UIL Holdings Corp	7,713
365		Unisource Energy Corp	8,125
1,078	e	Vectren Corp	28,923
871	e*	Waste Connections, Inc	26,775
229	e*	Waste Services, Inc	1,859
1,015	e	Westar Energy, Inc	23,112
514	e	WGL Holdings, Inc	16,479
6,775		Williams Cos, Inc	223,440
1,446	e	Wisconsin Energy Corp	63,610
4,703	e	Xcel Energy, Inc	93,825

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	6,795,809

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.16%
244	e*	Acme Packet, Inc	1,950
200	e*	Actel Corp	3,062
520	e	Acuity Brands, Inc	22,334
900	e*	Adaptec, Inc	2,646
1,296	e*	ADC Telecommunications, Inc	15,656
743	e	Adtran, Inc	13,746
395	*	Advanced Analogic Technologies, Inc	2,220
504	e*	Advanced Energy Industries, Inc	6,683
6,565	e*	Advanced Micro Devices, Inc	38,668
3,835		Altera Corp	70,679
569	e*	American Superconductor Corp	13,195
1,200		Ametek, Inc	52,692
1,615	e*	Amkor Technology, Inc	17,281
1,948		Amphenol Corp (Class A)	72,563
891	e*	Anadigics, Inc	5,845
3,369		Analog Devices, Inc	99,453
9,823	*	Apple Computer, Inc	1,409,601
891	e*	Applied Micro Circuits Corp	6,397
1,549	e*	Arris Group, Inc	9,015
567	*	Atheros Communications, Inc	11,816
5,300	*	Atmel Corp	18,444
395	e*	ATMI, Inc	10,993
1,823	e*	Avanex Corp	1,294
1,731	*	Avnet, Inc	56,656
484	e	AVX Corp	6,200
129	e*	AZZ, Inc	4,590
500	e	Baldor Electric Co	14,000
100	e	Bel Fuse, Inc (Class B)	2,786
750	*	Benchmark Electronics, Inc	13,463
5,310	*	Broadcom Corp (Class A)	102,324
356	e*	Ceradyne, Inc	11,378
500	*	Checkpoint Systems, Inc	13,425
932	e*	Ciena Corp	28,734
69,046	*	Cisco Systems, Inc	1,663,318
330	*	Comtech Telecommunications Corp	12,870
5,030	e*	Conexant Systems, Inc	2,917
2,072		Cooper Industries Ltd (Class A)	83,191
884	e*	Cree, Inc	24,717
300		CTS Corp	3,210

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

170		Cubic Corp	$4,833
1,608	*	Cypress Semiconductor Corp	37,965
268	e*	Diodes, Inc	5,885
273	e*	Ditech Networks, Inc	803
432	*	Dolby Laboratories, Inc (Class A)	15,664
289	*	DSP Group, Inc	3,682
179	e*	DTS, Inc	4,296
1,673		Eaton Corp	133,288
485	e*	EchoStar Corp (Class A)	14,327
300	e*	Electro Scientific Industries, Inc	4,944
161	e*	EMS Technologies, Inc	4,370
617	e*	Energizer Holdings, Inc	55,826
426	e*	Energy Conversion Devices, Inc	12,737
481	*	EnerSys	11,506
1,523	*	Evergreen Solar, Inc	14,118
520	e*	Exar Corp	4,280
1,414	*	Fairchild Semiconductor International, Inc	16,855
2,640	e*	Finisar Corp	3,379
404	e*	First Solar, Inc	93,381
234	e	Franklin Electric Co, Inc	7,996
1,210	e*	FuelCell Energy, Inc	8,047
3,003	*	Gemstar-TV Guide International, Inc	14,114
1,200	e*	GrafTech International Ltd	19,452
269	e*	Greatbatch, Inc	4,952
773	e	Harman International Industries, Inc	33,656
1,008	*	Harmonic, Inc	7,661
1,569	e	Harris Corp	76,144
334	e*	Helen of Troy Ltd	5,601
1,016	e*	Hexcel Corp	19,416
290	e*	Hittite Microwave Corp	10,852
8,851		Honeywell International, Inc	499,373
378	e*	Hutchinson Technology, Inc	6,014
400	e	Imation Corp	9,096
100	e*	Infinera Corp	1,200
2,142	*	Integrated Device Technology, Inc	19,128
66,020		Intel Corp	1,398,304
564	e*	InterDigital, Inc	11,173
915	*	International Rectifier Corp	19,673
1,608		Intersil Corp (Class A)	41,277
359	*	InterVoice, Inc	2,858
122	e*	iRobot Corp	2,087
257	*	IXYS Corp	1,755
681	e*	Jarden Corp	14,805
2,222	e*	JDS Uniphase Corp	29,753
789	e*	Kemet Corp	3,188
1,416		L-3 Communications Holdings, Inc	154,825
1,300	e*	Lattice Semiconductor Corp	3,692
462		Lincoln Electric Holdings, Inc	29,794
2,445	e	Linear Technology Corp	75,037
200	*	Littelfuse, Inc	6,994
124	*	Loral Space & Communications, Inc	2,956
131		LSI Industries, Inc	1,731
8,237	e*	LSI Logic Corp	40,773
5,162	*	Marvell Technology Group Ltd	56,163
593	e*	Mattson Technology, Inc	3,611
518	e*	Medis Technologies Ltd	4,698
2,536	*	MEMC Electronic Materials, Inc	179,802
223	e*	Mercury Computer Systems, Inc	1,253
300		Methode Electronics, Inc	3,507
797	e	Micrel, Inc	7,388

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,137	e	Microchip Technology, Inc	$69,944
8,393	e*	Micron Technology, Inc	50,106
771	e*	Microsemi Corp	17,579
1,000	e*	Microtune, Inc	3,660
436	*	MIPS Technologies, Inc	1,727
1,511	e	Molex, Inc	34,995
300	e*	Monolithic Power Systems, Inc	5,289
510	e*	Moog, Inc (Class A)	21,527
26,320	*	Motorola, Inc	244,776
1,945	e*	MRV Communications, Inc	2,665
160	e*	Multi-Fineline Electronix, Inc	3,003
43	e	National Presto Industries, Inc	2,253
2,972		National Semiconductor Corp	54,447
4,089	*	NetApp, Inc	81,984
200	e*	Netlogic Microsystems, Inc	4,828
1,397	e*	Novellus Systems, Inc	29,407
6,163	*	Nvidia Corp	121,966
634	e*	Omnivision Technologies, Inc	10,664
3,709	e*	ON Semiconductor Corp	21,067
1,242	e*	On2 Technologies, Inc	1,267
1,027	e	Openwave Systems, Inc	2,516
123	e*	Oplink Communications, Inc	1,091
205	e*	OpNext, Inc	1,117
136	e*	OSI Systems, Inc	3,131
157	e	Park Electrochemical Corp	4,058
200	e*	Pericom Semiconductor Corp	2,936
500	e*	Photronics, Inc	4,775
472	e	Plantronics, Inc	9,114
600	*	Plexus Corp	16,830
410	e*	PLX Technology, Inc	2,735
2,300	e*	PMC - Sierra, Inc	13,110
1,022	e*	Polycom, Inc	23,036
61	*	Powell Industries, Inc	2,402
1,100	e*	Power-One, Inc	3,531
1,294	e*	Powerwave Technologies, Inc	3,300
1,796	*	QLogic Corp	27,569
18,927		Qualcomm, Inc	776,007
1,485		RadioShack Corp	24,131
1,152	e*	Rambus, Inc	26,853
138	e	Raven Industries, Inc	4,181
420	e	Regal-Beloit Corp	15,385
3,137	e*	RF Micro Devices, Inc	8,344
200	e*	Rogers Corp	6,682
7,966	*	Sanmina-SCI Corp	12,905
334	e*	Seachange International, Inc	2,348
733	*	Semtech Corp	10,504
1,131	e*	Silicon Image, Inc	5,666
601	e*	Silicon Laboratories, Inc	18,956
1,350	e*	Silicon Storage Technology, Inc	3,537
17,195	e*	Sirius Satellite Radio, Inc	49,178
1,872	e*	Skyworks Solutions, Inc	13,628
549	e*	Smart Modular Technologies WWH, Inc	3,409
1,064	e*	Spansion, Inc (Class A)	2,926
456	e*	Spectrum Brands, Inc	2,084
300	*	Standard Microsystems Corp	8,754
90	e*	Starent Networks Corp	1,215
245	e*	Sunpower Corp (Class A)	18,255
100	e*	Supertex, Inc	2,041
1,936	e*	Sycamore Networks, Inc	7,086
396	e*	Symmetricom, Inc	1,382

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

283	e*	Synaptics, Inc	$6,758
643	e*	Syntax-Brillian Corp	630
500		Technitrol, Inc	11,565
163	e*	Techwell, Inc	1,767
595	e*	Tekelec	7,408
437		Teleflex, Inc	20,849
4,811	e*	Tellabs, Inc	26,220
520	*	Tessera Technologies, Inc	10,816
14,974	*	Texas Instruments, Inc	423,315
645	e*	Thomas & Betts Corp	23,459
598	e*	Trident Microsystems, Inc	3,080
1,402	*	Triquint Semiconductor, Inc	7,094
433	*	TTM Technologies, Inc	4,902
5,626		Tyco Electronics Ltd	193,084
209	e*	Ultra Clean Holdings	2,048
269	e*	Universal Display Corp	3,852
100	e*	Universal Electronics, Inc	2,421
1,960	e*	Utstarcom, Inc	5,566
940	e*	Varian Semiconductor Equipment Associates, Inc	26,461
219	*	Viasat, Inc	4,757
200	e	Vicor Corp	2,388
1,891	*	Vishay Intertechnology, Inc	17,132
159	*	Volterra Semiconductor Corp	1,801
925	e	Whirlpool Corp	80,272
3,261		Xilinx, Inc	77,449
350	e*	Zoltek Cos, Inc	9,282
532	e*	Zoran Corp	7,267

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	10,143,455

ENGINEERING AND MANAGEMENT SERVICES - 0.95%
188	*	Advisory Board Co	10,329
443	e*	Aecom Technology Corp	11,522
1,568	e*	Amylin Pharmaceuticals, Inc	45,801
758	*	Applera Corp (Celera Genomics Group)	11,143
556	e*	Ariad Pharmaceuticals, Inc	1,874
100		CDI Corp	2,505
4,788	e*	Celgene Corp	293,457
117	*	Cornell Cos, Inc	2,628
436	e	Corporate Executive Board Co	17,649
167	e*	CRA International, Inc	5,367
865	e*	CV Therapeutics, Inc	6,167
300		Diamond Management & Technology Consultants, Inc	1,935
723	e*	eResearch Technology, Inc	8,980
1,064	e*	Exelixis, Inc	7,395
172	*	Exponent, Inc	5,648
1,003	e	Fluor Corp	141,583
300	e*	Genpact Ltd	3,675
594	e*	Gen-Probe, Inc	28,631
237	e*	Greenfield Online, Inc	2,811
340	e*	Harris Interactive, Inc	928
1,037	*	Hewitt Associates, Inc (Class A)	41,241
188	e*	Huron Consulting Group, Inc	7,811
755	e*	Incyte Corp	7,935
780	e*	Isis Pharmaceuticals, Inc	11,006
1,364	*	Jacobs Engineering Group, Inc	100,377
1,971	e	KBR, Inc	54,656
135	*	Kendle International, Inc	6,064
454	e*	Kosan Biosciences, Inc	713
84	e	Landauer, Inc	4,229

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

139	*	LECG Corp	$1,301
302	e*	Lifecell Corp	12,693
348	e*	Luminex Corp	6,838
241		MAXIMUS, Inc	8,847
317	e*	Maxygen, Inc	2,048
2,576	*	McDermott International, Inc	141,216
80	*	Michael Baker Corp	1,797
2,610	e	Moody’s Corp	90,906
60	e*	MTC Technologies, Inc	1,427
471	e*	Myriad Genetics, Inc	18,977
631	e*	Navigant Consulting, Inc	11,976
354	e*	Neurogen Corp	658
292	*	Omnicell, Inc	5,869
3,850		Paychex, Inc	131,901
282	e*	PharmaNet Development Group, Inc	7,115
1,632	e	Quest Diagnostics, Inc	73,881
693	e*	Regeneron Pharmaceuticals, Inc	13,299
1,490	e*	Rentech, Inc	1,326
514		Resources Connection, Inc	9,185
207	*	Rigel Pharmaceuticals, Inc	3,863
324	*	RTI Biologics, Inc	3,062
1,921	e*	SAIC, Inc	35,711
560	e*	Savient Pharmaceuticals, Inc	11,200
458	e*	Seattle Genetics, Inc	4,168
219	e*	Senomyx, Inc	1,292
882	e*	Shaw Group, Inc	41,577
299	e*	Symyx Technologies, Inc	2,243
100	e*	Tejon Ranch Co	3,732
510	e*	Telik, Inc	1,244
677	e*	Tetra Tech, Inc	13,208
840	*	URS Corp	27,460
188	e*	Verenium Corp	662
512	e	Watson Wyatt & Co Holdings (Class A)	29,056

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,563,798

FABRICATED METAL PRODUCTS - 0.53%
383	*	Alliant Techsystems, Inc	39,652
84	e	Ameron International Corp	7,857
778	e	Aptargroup, Inc	30,288
1,163		Ball Corp	53,428
137	*	Chart Industries, Inc	4,636
170		CIRCOR International, Inc	7,863
1,236		Commercial Metals Co	37,043
132	e*	Commercial Vehicle Group, Inc	1,308
593		Crane Co	23,928
1,813	*	Crown Holdings, Inc	45,615
130		Dynamic Materials Corp	5,616
420	e*	Griffon Corp	3,612
190		Gulf Island Fabrication, Inc	5,457
5,280	e	Illinois Tool Works, Inc	254,654
155	e	Insteel Industries, Inc	1,803
153	*	Ladish Co, Inc	5,508
100	e	Lifetime Brands, Inc	894
400	e*	Mobile Mini, Inc	7,600
1,254	e	Mueller Water Products, Inc (Class A)	10,258
260	e*	NCI Building Systems, Inc	6,292
1,992	e	Parker Hannifin Corp	137,986
220	e*	Park-Ohio Holdings Corp	3,456

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,126	e	Pentair, Inc	$35,919
262		Silgan Holdings, Inc	13,003
400	e	Simpson Manufacturing Co, Inc	10,872
314	e*	Smith & Wesson Holding Corp	1,576
657		Snap-On, Inc	33,408
994	e	Stanley Works	47,334
248	e*	Sturm Ruger & Co, Inc	2,044
122	e	Sun Hydraulics Corp	3,571
812	e*	Taser International, Inc	7,633
203	e	Valmont Industries, Inc	17,842
341	e	Watts Water Technologies, Inc (Class A)	9,558

		TOTAL FABRICATED METAL PRODUCTS	877,514

FOOD AND KINDRED PRODUCTS - 3.77%
227	e*	Altus Pharmaceuticals, Inc	1,033
8,023	*	Anheuser-Busch Cos, Inc	380,691
7,399	*	Archer Daniels Midland Co	304,543
100	e*	Boston Beer Co, Inc (Class A)	4,754
1,392	e	Bunge Ltd	120,937
2,699	e	Campbell Soup Co	91,631
77	e	Coca-Cola Bottling Co Consolidated	4,745
26,240		Coca-Cola Co	1,597,229
3,504	e	Coca-Cola Enterprises, Inc	84,797
5,690		ConAgra Foods, Inc	136,276
2,101	e*	Constellation Brands, Inc (Class A)	37,125
828		Corn Products International, Inc	30,752
878	*	Darling International, Inc	11,370
2,062		Del Monte Foods Co	19,651
200	e	Farmer Bros Co	4,628
952	e	Flowers Foods, Inc	23,562
3,668		General Mills, Inc	219,640
3,694		H.J. Heinz Co	173,507
720	e*	Hansen Natural Corp	25,416
1,972	e	Hershey Co	74,285
700	e	Hormel Foods Corp	29,162
125	e	Imperial Sugar Co	2,353
192		J&J Snack Foods Corp	5,274
633		J.M. Smucker Co	32,036
236	e*	Jones Soda Co	824
2,694		Kellogg Co	141,597
18,109		Kraft Foods, Inc (Class A)	561,560
317	e	Lancaster Colony Corp	12,667
400		Lance, Inc	7,840
107	e*	M&F Worldwide Corp	4,001
1,505	e	McCormick & Co, Inc	55,640
101		MGP Ingredients, Inc	706
1,224		Molson Coors Brewing Co (Class B)	64,346
149	e*	Peet’s Coffee & Tea, Inc	3,503
1,656	e	Pepsi Bottling Group, Inc	56,155
737		PepsiAmericas, Inc	18,816
18,402	*	PepsiCo, Inc	1,328,624
493	*	Performance Food Group Co	16,111
343	e*	Ralcorp Holdings, Inc	19,945
236	e	Reddy Ice Holdings, Inc	3,075
1,964	e	Reynolds American, Inc	115,935
189	e	Sanderson Farms, Inc	7,184
7,721		Sara Lee Corp	107,940

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,266	e*	Smithfield Foods, Inc	$32,612
358	e	Tootsie Roll Industries, Inc	9,033
323	*	TreeHouse Foods, Inc	7,384
2,963		Tyson Foods, Inc (Class A)	47,260
2,762		Wrigley (Wm.) Jr Co	173,564

		TOTAL FOOD AND KINDRED PRODUCTS	6,211,719

FOOD STORES - 0.32%
15	e	Arden Group, Inc (Class A)	2,145
243	*	Great Atlantic & Pacific Tea Co, Inc	6,371
100		Ingles Markets, Inc (Class A)	2,459
7,647	e	Kroger Co	194,234
327	e*	Panera Bread Co (Class A)	13,698
248	e*	Pantry, Inc	5,228
431		Ruddick Corp	15,887
5,033		Safeway, Inc	147,719
2,450		Supervalu, Inc	73,451
188	e	Weis Markets, Inc	6,480
1,546	e	Whole Foods Market, Inc	50,972
358	*	Winn-Dixie Stores, Inc	6,430

		TOTAL FOOD STORES	525,074

FORESTRY - 0.12%
988		Rayonier, Inc	42,919
2,453	e*	Weyerhaeuser Co	159,543

		TOTAL FORESTRY	202,462

FURNITURE AND FIXTURES - 0.28%
369	e	Ethan Allen Interiors, Inc	10,491
642	e	Furniture Brands International, Inc	7,511
700	e	Herman Miller, Inc	17,199
578	e*	Hillenbrand Industries, Inc	27,628
567	e	HNI Corp	15,247
64	e	Hooker Furniture Corp	1,430
597		Interface, Inc (Class A)	8,388
6,717		Johnson Controls, Inc	227,035
300	e	Kimball International, Inc (Class B)	3,216
500	e	La-Z-Boy, Inc	4,170
1,986	e	Leggett & Platt, Inc	30,287
4,134	e	Masco Corp	81,977
889	e	Sealy Corp	6,756
580	e*	Select Comfort Corp	2,088
1,019	e	Tempur-Pedic International, Inc	11,209

		TOTAL FURNITURE AND FIXTURES	454,632

FURNITURE AND HOMEFURNISHINGS STORES - 0.18%
3,211	e*	Bed Bath & Beyond, Inc	94,725
1,868	e	Circuit City Stores, Inc	7,435
1,778	*	GameStop Corp (Class A)	91,940
166	e	Haverty Furniture Cos, Inc	1,766
546		Knoll, Inc	6,301
643	e*	Mohawk Industries, Inc	46,045
1,075	e*	Pier 1 Imports, Inc	6,751
838	e	Steelcase, Inc (Class A)	9,268
228		Tuesday Morning Corp	1,181

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,054	e	Williams-Sonoma, Inc	$25,549

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	290,961

GENERAL BUILDING CONTRACTORS - 0.22%
100	e	Amrep Corp	5,230
39	e*	Avatar Holdings, Inc	1,700
917	e	Beazer Homes USA, Inc	8,666
139	e	Brookfield Homes Corp	2,335
1,320	e	Centex Corp	31,957
3,307	e	DR Horton, Inc	52,085
439	e*	Hovnanian Enterprises, Inc (Class A)	4,653
857		KB Home	21,194
1,382	e	Lennar Corp (Class A)	25,995
451	e	M/I Homes, Inc	7,658
274	e	McGrath RentCorp	6,606
338	e	MDC Holdings, Inc	14,801
594	e*	Meritage Homes Corp	11,476
50	*	NVR, Inc	29,875
100	e*	Palm Harbor Homes, Inc	526
316	*	Perini Corp	11,449
2,600	e	Pulte Homes, Inc	37,830
506	e	Ryland Group, Inc	16,642
1,250	e	Standard-Pacific Corp	6,075
160	*	Team, Inc	4,368
1,348	e*	Toll Brothers, Inc	31,651
568		Walter Industries, Inc	35,574
518	e*	WCI Communities, Inc	1,735

		TOTAL GENERAL BUILDING CONTRACTORS	370,081

GENERAL MERCHANDISE STORES - 1.69%
521	e*	99 Cents Only Stores	5,153
1,248	e*	Big Lots, Inc	27,830
713	e*	BJ’s Wholesale Club, Inc	25,447
139	e	Bon-Ton Stores, Inc	760
547		Casey’s General Stores, Inc	12,362
100	e*	Conn’s, Inc	1,631
5,066	e	Costco Wholesale Corp	329,138
670	e	Dillard’s, Inc (Class A)	11,531
1,650	e	Family Dollar Stores, Inc	32,175
480	e	Fred’s, Inc	4,920
2,561	e	JC Penney Co, Inc	96,575
4,765	e	Macy’s, Inc	109,881
298	e*	Retail Ventures, Inc	1,445
1,813	e*	Saks, Inc	22,608
200	e	Stein Mart, Inc	1,124
9,708		Target Corp	492,001
4,784	e	TJX Cos, Inc	158,207
27,431		Wal-Mart Stores, Inc	1,445,065

		TOTAL GENERAL MERCHANDISE STORES	2,777,853

HEALTH SERVICES - 1.16%
107	e*	Alliance Imaging, Inc	920
288	e*	Amedisys, Inc	11,330
134	e*	American Dental Partners, Inc	1,296
2,092		AmerisourceBergen Corp	85,730
542	*	Amsurg Corp	12,835
569	e*	Apria Healthcare Group, Inc	11,238

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

664	e*	Assisted Living Concepts, Inc (A Shares)	$3,911
300	*	Bio-Reference Labs, Inc	7,929
384	e	Brookdale Senior Living, Inc	9,178
3,270		Cigna Corp	132,664
1,047	e*	Community Health Systems, Inc	35,148
90	*	Corvel Corp	2,753
773	*	Covance, Inc	64,136
1,712	e*	Coventry Health Care, Inc	69,079
296	e*	Cross Country Healthcare, Inc	3,662
253	*	CryoLife, Inc	2,378
1,203	e*	DaVita, Inc	57,455
660	e*	Edwards Lifesciences Corp	29,403
133	*	eHealth, Inc	2,935
280	e*	Emeritus Corp	5,841
242	e*	Enzo Biochem, Inc	2,200
2,544	*	Express Scripts, Inc	163,630
300	e*	Genomic Health, Inc	5,667
285	e*	Gentiva Health Services, Inc	6,202
2,818	e*	Health Management Associates, Inc (Class A)	14,907
790	e*	Healthsouth Corp	14,054
472	e*	Healthways, Inc	16,680
900	e*	Hythiam, Inc	1,089
3,404	e*	Immunomedics, Inc	9,565
402	*	Kindred Healthcare, Inc	8,792
1,277	e*	Laboratory Corp of America Holdings	94,089
216	e	LCA-Vision, Inc	2,700
124	e*	LHC Group, Inc	2,083
634	e*	LifePoint Hospitals, Inc	17,416
939	e*	Lincare Holdings, Inc	26,395
488	e*	Magellan Health Services, Inc	19,369
300	*	Matria Healthcare, Inc	6,690
3,370		McKesson Corp	176,487
160	*	MedAssets, Inc	2,371
164	*	Medcath Corp	2,985
5,944	*	Medco Health Solutions, Inc	260,288
100	e	National Healthcare Corp	4,870
981	e*	Nektar Therapeutics	6,808
235	e*	Nighthawk Radiology Holdings, Inc	2,200
336	*	Odyssey HealthCare, Inc	3,024
1,319	e	Omnicare, Inc	23,953
614	*	Pediatrix Medical Group, Inc	41,384
1,098		Pharmaceutical Product Development, Inc	46,006
610	e*	Psychiatric Solutions, Inc	20,691
300	*	RehabCare Group, Inc	4,500
230	*	Riskmetrics Group Inc	4,450
246	e*	Skilled Healthcare Group, Inc (Class A)	2,701
300	e*	Stereotaxis, Inc	1,776
722	*	Sun Healthcare Group, Inc	9,487
483	e*	Sunrise Senior Living, Inc	10,761
5,068	e*	Tenet Healthcare Corp	28,685
130	*	Triple-S Management Corp (Class B)	2,294
417		Universal Health Services, Inc (Class B)	22,389
6,144	*	WellPoint, Inc	271,135

		TOTAL HEALTH SERVICES	1,910,594

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.07%
1,542	*	Foster Wheeler Ltd	87,308
396	e	Granite Construction, Inc	12,953

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

670	e	Great Lakes Dredge & Dock Corp	$3,464
440	*	Matrix Service Co	7,559

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	111,284

HOLDING AND OTHER INVESTMENT OFFICES - 2.35%
400	e	Acadia Realty Trust	9,660
353	*	Affiliated Managers Group, Inc	32,031
79	e	Agree Realty Corp	2,169
1,694	e	Alesco Financial, Inc	4,879
24	e*	Alexander’s, Inc	8,508
392	e	Alexandria Real Estate Equities, Inc	36,346
1,704	e	Allied Capital Corp	31,405
1,200		AMB Property Corp	65,304
481		American Campus Communities, Inc	13,160
1,336		American Financial Realty Trust	10,608
5,222		Annaly Mortgage Management, Inc	80,001
503	e	Anthracite Capital, Inc	3,320
734		Anworth Mortgage Asset Corp	4,499
1,105	e	Apartment Investment & Management Co (Class A)	39,570
1,280	e	Apollo Investment Corp	20,262
134	e	Arbor Realty Trust, Inc	2,021
1,067	e	Ashford Hospitality Trust, Inc	6,061
167		Associated Estates Realty Corp	1,910
872	e	AvalonBay Communities, Inc	84,165
630	e	BioMed Realty Trust, Inc	15,051
1,181	e	Boston Properties, Inc	108,735
918		Brandywine Realty Trust	15,569
557	e	BRE Properties, Inc (Class A)	25,377
612	e	Camden Property Trust	30,722
472	e	Capital Lease Funding, Inc	3,667
47	e	Capital Southwest Corp	5,815
200	e	Capital Trust, Inc (Class A)	5,390
698	e	CBL & Associates Properties, Inc	16,424
324	e	CBRE Realty Finance, Inc	1,306
400		Cedar Shopping Centers, Inc	4,672
65	e	Cherokee, Inc	2,189
507	e	Colonial Properties Trust	12,193
429		Corporate Office Properties Trust	14,419
426		Cousins Properties, Inc	10,526
300	e	Crystal River Capital, Inc	2,679
1,850	e	DCT Industrial Trust, Inc	18,426
1,341	e	Deerfield Capital Corp	1,891
1,405	e	Developers Diversified Realty Corp	58,841
1,064		DiamondRock Hospitality Co	13,481
578	e	Digital Realty Trust, Inc	20,519
1,038	e	Douglas Emmett, Inc	22,898
1,476		Duke Realty Corp	33,687
451	e	EastGroup Properties, Inc	20,953
231		Education Realty Trust, Inc	2,904
300		Entertainment Properties Trust	14,799
238	e	Equity Lifestyle Properties, Inc	11,750
415	e	Equity One, Inc	9,948
3,080		Equity Residential	127,789
267	e	Essex Property Trust, Inc	30,433
630	e	Extra Space Storage, Inc	10,200
697	e	Federal Realty Investment Trust	54,331
628	e	FelCor Lodging Trust, Inc	7,555
500	e	First Industrial Realty Trust, Inc	15,445

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

172	e	First Potomac Realty Trust	$2,644
538	e	Franklin Street Properties Corp	7,704
2,050	e	Friedman Billings Ramsey Group, Inc (Class A)	3,485
2,436	e	General Growth Properties, Inc	92,982
164	e	Getty Realty Corp	2,613
81	e	Gladstone Capital Corp	1,516
511	e	Glimcher Realty Trust	6,112
300	e	GMH Communities Trust	2,604
143	e	Gramercy Capital Corp	2,993
2,324	e	HCP, Inc	78,574
856		Health Care REIT, Inc	38,631
605	e	Healthcare Realty Trust, Inc	15,821
298		Hersha Hospitality Trust	2,691
179	e*	HFF, Inc (Class A)	897
620	e*	Hicks Acquisition Co I, Inc	5,692
629		Highwoods Properties, Inc	19,543
1,026	e*	Hilltop Holdings, Inc	10,670
419		Home Properties, Inc	20,108
1,144	e	Hospitality Properties Trust	38,919
5,912	e	Host Marriott Corp	94,119
2,100	e	HRPT Properties Trust	14,133
862	e	IMPAC Mortgage Holdings, Inc	1,095
710	e	Inland Real Estate Corp	10,799
678	e	Investors Real Estate Trust	6,631
5,730	e	iShares Russell 3000 Index Fund	436,683
1,431	e	iStar Financial, Inc	20,077
567	*	Jamba, Inc	1,503
284	e	JER Investors Trust, Inc	2,408
348	e	Kilroy Realty Corp	17,090
2,348	e	Kimco Realty Corp	91,971
715	e	Kite Realty Group Trust	10,010
442	e	LaSalle Hotel Properties	12,699
736	e	Lexington Corporate Properties Trust	10,606
1,005		Liberty Property Trust	31,266
249		LTC Properties, Inc	6,402
1,468	ev	Luminent Mortgage Capital, Inc	851
781		Macerich Co	54,881
688		Mack-Cali Realty Corp	24,568
527	e	Maguire Properties, Inc	7,541
430	e	Medical Properties Trust, Inc	4,868
1,250	e*	Meruelo Maddux Properties, Inc	3,175
1,708	e	MFA Mortgage Investments, Inc	10,760
261		Mid-America Apartment Communities, Inc	13,008
220		Mission West Properties, Inc	2,079
520		MVC Capital, Inc	7,925
200	e	National Health Investors, Inc	6,250
689		National Retail Properties, Inc	15,192
925	e	Nationwide Health Properties, Inc	31,219
463	e	Newcastle Investment Corp	3,824
454	e*	NexCen Brands, Inc	1,557
800	e	NorthStar Realty Finance Corp	6,536
400	*	NRDC Acquisition Corp	3,676
735		Omega Healthcare Investors, Inc	12,760
149		Parkway Properties, Inc	5,507
216	e	PennantPark Investment Corp	1,838
385	e	Pennsylvania Real Estate Investment Trust	9,390
1,970	e	Plum Creek Timber Co, Inc	80,179
500	e	Post Properties, Inc	19,310
449	e	Potlatch Corp	18,530
2,913		Prologis	171,459

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

218	e	Prospect Capital Corp	$3,318
235		PS Business Parks, Inc	12,197
1,415		Public Storage, Inc	125,397
1,238	e	RAIT Investment Trust	8,592
201	e	Ramco-Gershenson Properties	4,243
998	e	Realty Income Corp	25,569
379	e	Redwood Trust, Inc	13,777
757		Regency Centers Corp	49,023
500	e	Resource Capital Corp	3,785
200	e	Saul Centers, Inc	10,048
893		Senior Housing Properties Trust	21,164
2,494		Simon Property Group, Inc	231,718
649		SL Green Realty Corp	52,874
187	e	Sovran Self Storage, Inc	7,987
798	e	Strategic Hotels & Resorts, Inc	10,478
236	e	Sun Communities, Inc	4,838
631	e	Sunstone Hotel Investors, Inc	10,102
290	e	Tanger Factory Outlet Centers, Inc	11,156
106	e*	Tarragon Corp	228
694		Taubman Centers, Inc	36,157
500	e*	Triplecrown Acquisition Corp	4,560
1,487	e	UDR, Inc	36,461
200	e	Universal Health Realty Income Trust	6,660
213	e	Urstadt Biddle Properties, Inc (Class A)	3,350
499		U-Store-It Trust	5,654
1,470		Ventas, Inc	66,018
3,182	e	Virgin Media, Inc	44,771
1,509		Vornado Realty Trust	130,091
645	e	WABCO Holdings, Inc	29,425
444	e	Washington Real Estate Investment Trust	14,838
842	e	Weingarten Realty Investors	28,998
1,100		Winthrop Realty Trust	4,532

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	3,863,046

HOTELS AND OTHER LODGING PLACES - 0.38%
436	e	Ameristar Casinos, Inc	7,957
459	e*	Bluegreen Corp	3,075
584	e	Boyd Gaming Corp	11,680
370	e	Choice Hotels International, Inc	12,621
424	e*	Gaylord Entertainment Co	12,843
300	e*	Great Wolf Resorts, Inc	1,914
162	e*	Isle of Capri Casinos, Inc	1,158
1,150	e*	Las Vegas Sands Corp	84,686
300	e*	Lodgian, Inc	3,345
200	e	Marcus Corp	3,840
3,640	e	Marriott International, Inc (Class A)	125,070
1,338	e*	MGM Mirage	78,634
200	e*	Monarch Casino & Resort, Inc	3,542
510	e*	Morgans Hotel Group Co	7,558
465	e	Orient-Express Hotels Ltd (Class A)	20,069
200	e*	Riviera Holdings Corp	4,122
2,143		Starwood Hotels & Resorts Worldwide, Inc	110,900
704	e*	Trump Entertainment Resorts, Inc	2,534
378	e*	Vail Resorts, Inc	18,254
1,996		Wyndham Worldwide Corp	41,277
620		Wynn Resorts Ltd	62,397

		TOTAL HOTELS AND OTHER LODGING PLACES	617,476

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.54%
129	e	Aaon, Inc	$2,584
564		Actuant Corp (Class A)	17,038
1,101	e*	AGCO Corp	65,928
301	e	Albany International Corp (Class A)	10,878
400	e*	Allis-Chalmers Energy, Inc	5,516
79		Ampco-Pittsburgh Corp	3,396
15,664	e	Applied Materials, Inc	305,605
200	*	Astec Industries, Inc	7,752
800	e*	Asyst Technologies, Inc	2,800
900	*	Axcelis Technologies, Inc	5,040
722	e	Black & Decker Corp	47,724
243		Black Box Corp	7,497
315	e*	Blount International, Inc	3,897
547	e	Briggs & Stratton Corp	9,791
4,603	e*	Brocade Communications Systems, Inc	33,602
831	e*	Brooks Automation, Inc	8,077
410		Bucyrus International, Inc (Class A)	41,677
678	e	Carlisle Cos, Inc	22,672
126	e	Cascade Corp	6,213
7,277	e	Caterpillar, Inc	569,716
1,000	e*	Cirrus Logic, Inc	6,720
196	e*	Columbus McKinnon Corp	6,072
347	e*	Cray, Inc	2,068
2,380	e	Cummins, Inc	111,432
500		Curtiss-Wright Corp	20,740
400	e*	Cymer, Inc	10,416
5,146		Deere & Co	413,944
25,820	*	Dell, Inc	514,334
772		Diebold, Inc	28,989
978	e	Donaldson Co, Inc	39,394
2,366		Dover Corp	98,851
938	*	Dresser-Rand Group, Inc	28,844
318	*	Dril-Quip, Inc	14,777
630	e*	Electronics for Imaging, Inc	9,400
23,816	e*	EMC Corp	341,521
1,000	*	Emulex Corp	16,240
507	*	ENGlobal Corp	4,335
215	e*	EnPro Industries, Inc	6,706
1,363	e*	Entegris, Inc	9,800
1,016	e*	Extreme Networks, Inc	3,150
162	e*	Flotek Industries, Inc	2,364
413	e*	Flow International Corp	3,837
623	e	Flowserve Corp	65,029
1,430	*	FMC Technologies, Inc	81,353
190	e*	Fuel Tech, Inc	3,895
680	*	Gardner Denver, Inc	25,228
106	e*	Gehl Co	1,796
116,959	d*	General Electric Co	4,328,653
194	e	Gorman-Rupp Co	6,381
771	e	Graco, Inc	27,956
1,415	*	Grant Prideco, Inc	69,646
120	e	Hardinge, Inc	1,651
28,043	*	Hewlett-Packard Co	1,280,443
60	*	Hurco Cos, Inc	2,807
889		IDEX Corp	27,283
289	*	Immersion Corp	2,055
3,092	e	Ingersoll-Rand Co Ltd (Class A)	137,841
664	e*	Intermec, Inc	14,734
15,526	*	International Business Machines Corp	1,787,664

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,589	e	International Game Technology	$144,314
278	*	Intevac, Inc	3,600
2,078	e	ITT Industries, Inc	107,661
1,988		Jabil Circuit, Inc	18,806
1,220		Joy Global, Inc	79,495
85	*	Kadant, Inc	2,497
300	e	Kaydon Corp	13,173
855		Kennametal, Inc	25,163
631	e*	Kulicke & Soffa Industries, Inc	3,016
1,500	*	Lam Research Corp	57,330
657	e	Lennox International, Inc	23,632
1,076	e*	Lexmark International, Inc (Class A)	33,055
100	e	Lindsay Manufacturing Co	10,247
200	e	Lufkin Industries, Inc	12,764
1,392	e	Manitowoc Co, Inc	56,794
1,000	*	Micros Systems, Inc	33,660
150	e*	Middleby Corp	9,359
500	e	Modine Manufacturing Co	7,245
66		Nacco Industries, Inc (Class A)	5,342
158	*	NATCO Group, Inc (Class A)	7,387
400	e*	Netgear, Inc	7,980
369	e	Nordson Corp	19,871
540	e*	Oil States International, Inc	24,197
1,385		Pall Corp	48,572
1,132	e	Palm, Inc	5,660
1,916	*	Quantum Corp	4,100
301	e*	Rackable Systems, Inc	2,745
200	*	RBC Bearings, Inc	7,426
113	e*	Rimage Corp	2,475
244	e*	Riverbed Technology, Inc	3,626
310		Robbins & Myers, Inc	10,122
1,656	e	Rockwell Automation, Inc	95,088
1,316	e*	Safeguard Scientifics, Inc	1,961
2,641	e*	SanDisk Corp	59,607
200	e	Sauer-Danfoss, Inc	4,428
266	e*	Scansource, Inc	9,627
702	e*	Scientific Games Corp (Class A)	14,819
6,187		Seagate Technology, Inc	129,556
1,500	m,v	Seagate Technology, Inc	0
100	e*	Semitool, Inc	832
157	e*	Sigma Designs, Inc	3,559
678	e*	SourceForge, Inc	1,349
623		SPX Corp	65,353
100		Standex International Corp	2,234
790	e*	STEC, Inc	4,890
208	e*	Tecumseh Products Co (Class A)	6,381
200	e	Tennant Co	7,962
2,098	*	Teradata Corp	46,282
1,127	e*	Terex Corp	70,438
1,037		Timken Co	30,820
550	e	Toro Co	22,765
1,937		Trane, Inc	88,908
555	e*	TurboChef Technologies, Inc	3,619
100	e	Twin Disc, Inc	1,582
200	e*	Ultratech, Inc	1,922
1,552	e*	Varian Medical Systems, Inc	72,696
678	e*	VeriFone Holdings, Inc	10,760
280	e	Watsco, Inc	11,598
2,428	e*	Western Digital Corp	65,653
680		Woodward Governor Co	18,170

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

762	*	Zebra Technologies Corp (Class A)	$25,390

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	12,405,315

INSTRUMENTS AND RELATED PRODUCTS - 4.84%
186	*	Abaxis, Inc	4,310
400	e*	Abiomed, Inc	5,256
182	e*	Accuray, Inc	1,421
708	e*	Advanced Medical Optics, Inc	14,372
766	*	Affymetrix, Inc	13,336
4,237	e*	Agilent Technologies, Inc	126,390
700	e*	Align Technology, Inc	7,777
3,464	e	Allergan, Inc	195,335
728	e*	American Medical Systems Holdings, Inc	10,330
87	e	American Science & Engineering, Inc	4,748
150		Analogic Corp	9,981
200	e*	Anaren, Inc	2,532
131	*	Angiodynamics, Inc	1,514
2,057	e	Applera Corp (Applied Biosystems Group)	67,593
400	e*	Applied Energetics, Inc	664
94	e*	Argon ST, Inc	1,599
300	e*	Arthrocare Corp	10,005
200	e*	Aspect Medical Systems, Inc	1,220
116	e	Badger Meter, Inc	5,011
1,213		Bard (C.R.), Inc	116,933
7,401		Baxter International, Inc	427,926
745		Beckman Coulter, Inc	48,090
2,792		Becton Dickinson & Co	239,693
208	*	Bio-Rad Laboratories, Inc (Class A)	18,502
15,122	e*	Boston Scientific Corp	194,620
873	*	Bruker BioSciences Corp	13,435
609	e*	Cepheid, Inc	14,854
200	e	Cohu, Inc	3,250
450	*	Conmed Corp	11,538
464	e	Cooper Cos, Inc	15,976
5,626	e	Covidien Ltd	248,951
2,018	e*	Credence Systems Corp	3,431
148	e*	Cutera, Inc	1,994
200	e*	Cyberonics, Inc	2,900
85	*	Cynosure, Inc (Class A)	1,811
2,809		Danaher Corp	213,568
100	e	Datascope Corp	4,143
1,822		Dentsply International, Inc	70,329
284	e*	Dionex Corp	21,865
446		DRS Technologies, Inc	25,993
3,150	e*	Eastman Kodak Co	55,661
9,046		Emerson Electric Co	465,507
270	e*	ESCO Technologies, Inc	10,724
266	*	Esterline Technologies Corp	13,398
394	e*	ev3, Inc	3,207
81	*	Excel Technology, Inc	2,184
163	*	FARO Technologies, Inc	5,082
386	*	FEI Co	8,426
1,536	e*	Flir Systems, Inc	46,218
497	e*	Formfactor, Inc	9,493
469	e*	Fossil, Inc	14,323
1,325	e	Garmin Ltd	71,563
392	*	Haemonetics Corp	23,355
1,282	e*	Hologic, Inc	71,279
111	e*	ICU Medical, Inc	3,193

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

193	e*	I-Flow Corp	$2,708
200	e*	II-VI, Inc	7,596
632	e*	Illumina, Inc	47,969
289	e*	Integra LifeSciences Holdings Corp	12,563
414	*	Intuitive Surgical, Inc	134,281
316	e	Invacare Corp	7,040
900	e*	ION Geophysical Corp	12,420
304	e*	Itron, Inc	27,430
345	*	Ixia	2,677
32,938		Johnson & Johnson	2,136,688
66	*	Kensey Nash Corp	1,911
2,097		Kla-Tencor Corp	77,799
699	e*	L-1 Identity Solutions, Inc	9,297
522	e*	LTX Corp	1,639
150	e*	Masimo Corp	3,900
114	*	Measurement Specialties, Inc	1,992
147	*	Medical Action Industries, Inc	2,415
13,073		Medtronic, Inc	632,341
409	e	Mentor Corp	10,519
187	*	Merit Medical Systems, Inc	2,960
414	*	Mettler-Toledo International, Inc	40,208
167	e*	Micrus Endovascular Corp	2,064
681	e*	Millipore Corp	45,906
300	e	Mine Safety Appliances Co	12,357
550	e*	MKS Instruments, Inc	11,770
200		Movado Group, Inc	3,898
221		MTS Systems Corp	7,129
650		National Instruments Corp	16,991
200	e*	Natus Medical, Inc	3,630
407	e*	Newport Corp	4,546
212	e*	Northstar Neuroscience, Inc	335
360	*	NuVasive, Inc	12,424
222	e*	NxStage Medical, Inc	959
181	e*	Orthofix International NV	7,198
42	e*	OYO Geospace Corp	1,908
200	e*	Palomar Medical Technologies, Inc	3,020
1,291		PerkinElmer, Inc	31,307
2,601		Pitney Bowes, Inc	91,087
978	e*	Resmed, Inc	41,252
1,922		Rockwell Collins, Inc	109,842
324	e*	Rofin-Sinar Technologies, Inc	14,548
988	e	Roper Industries, Inc	58,727
351	e*	Rudolph Technologies, Inc	3,429
561	e*	Sirf Technology Holdings, Inc	2,855
182	*	Sirona Dental Systems, Inc	4,909
293	*	Sonic Innovations, Inc	1,415
326	e*	Sonic Solutions, Inc	3,146
150	e*	SonoSite, Inc	4,265
330	*	Spectranetics Corp	2,759
3,854	e*	St. Jude Medical, Inc	166,454
800		STERIS Corp	21,464
3,448	e	Stryker Corp	224,292
376	*	Symmetry Medical, Inc	6,242
450	*	Techne Corp	30,312
385	*	Teledyne Technologies, Inc	18,095
2,014	*	Teradyne, Inc	25,014
4,780	*	Thermo Electron Corp	271,695
483	e*	Thoratec Corp	6,902
1,248	e*	Trimble Navigation Ltd	35,680
379	*	Varian, Inc	21,952

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

262	e*	Veeco Instruments, Inc	$4,357
200	e*	Vital Images, Inc	2,964
119		Vital Signs, Inc	6,027
623	e*	Vivus, Inc	3,757
263	*	Volcano Corp	3,288
1,105	e*	Waters Corp	61,549
391	*	Wright Medical Group, Inc	9,439
10,656	e	Xerox Corp	159,520
300	e*	X-Rite, Inc	1,791
2,685	*	Zimmer Holdings, Inc	209,054
200	*	Zoll Medical Corp	5,318
198	e*	Zygo Corp	2,463

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	7,964,467

INSURANCE AGENTS, BROKERS AND SERVICE - 0.42%
3,388		AON Corp	136,198
1,418	e	Brown & Brown, Inc	24,645
245	e*	Crawford & Co (Class B)	1,286
1,275	e	Gallagher (Arthur J.) & Co	30,116
3,595		Hartford Financial Services Group, Inc	272,393
394		Hilb Rogal & Hobbs Co	12,399
5,926	e	Marsh & McLennan Cos, Inc	144,298
378	e	National Financial Partners Corp	8,494
271	e*	United America Indemnity Ltd (Class A)	5,219
100	e	White Mountains Insurance Group Ltd	48,000

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	683,048

INSURANCE CARRIERS - 4.16%
3,726		ACE Ltd	205,154
5,807		Aetna, Inc	244,417
5,584		Aflac, Inc	362,681
321	e	Alfa Corp	7,056
61	*	Alleghany Corp	20,900
661	e	Allied World Assurance Holdings Ltd	26,242
6,476		Allstate Corp	311,237
1,116	e	Ambac Financial Group, Inc	6,417
629	e	American Equity Investment Life Holding Co	5,837
928		American Financial Group, Inc	23,720
25,502	e	American International Group, Inc	1,102,962
167		American National Insurance Co	17,819
130		American Physicians Capital, Inc	6,027
429	*	AMERIGROUP Corp	11,725
202	*	Amerisafe, Inc	2,553
600	e	Amtrust Financial Services, Inc	9,726
646	*	Arch Capital Group Ltd	44,361
322	*	Argo Group International Holdings Ltd	11,437
961		Aspen Insurance Holdings Ltd	25,351
1,325		Assurant, Inc	80,640
742		Assured Guaranty Ltd	17,615
1,852	e	Axis Capital Holdings Ltd	62,931
125		Baldwin & Lyons, Inc (Class B)	3,210
444	*	Centene Corp	6,189
4,243	e	Chubb Corp	209,944
2,010		Cincinnati Financial Corp	76,460
387	e*	Citizens, Inc	2,589
303	e	CNA Financial Corp	7,814
100	*	CNA Surety Corp	1,538
556		Commerce Group, Inc	20,049

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,054	*	Conseco, Inc	$20,951
476	e	Delphi Financial Group, Inc (Class A)	13,913
143		Donegal Group, Inc (Class A)	2,488
620		Employers Holdings, Inc	11,495
641		Endurance Specialty Holdings Ltd	23,461
76	e*	Enstar Group Ltd	8,457
583	e	Erie Indemnity Co (Class A)	29,844
750		Everest Re Group Ltd	67,148
155		FBL Financial Group, Inc (Class A)	4,416
2,428	e	Fidelity National Title Group, Inc (Class A)	44,505
180	e*	First Acceptance Corp	513
1,057	e	First American Corp	35,875
136	*	First Mercury Financial Corp	2,368
210	e*	Fpic Insurance Group, Inc	9,899
4,970		Genworth Financial, Inc (Class A)	112,521
600		Hanover Insurance Group, Inc	24,684
206		Harleysville Group, Inc	7,435
1,378	e	HCC Insurance Holdings, Inc	31,267
1,227	e*	Health Net, Inc	37,792
496	*	HealthExtras, Inc	12,321
521	*	Healthspring, Inc	7,336
467		Horace Mann Educators Corp	8,163
1,894	*	Humana, Inc	84,965
205		Infinity Property & Casualty Corp	8,528
699		IPC Holdings Ltd	19,572
77	e	Kansas City Life Insurance Co	3,701
200	e	LandAmerica Financial Group, Inc	7,894
1,882	e	Leucadia National Corp	85,104
2,903	*	Lincoln National Corp	150,956
4,927		Loews Corp	198,164
116	*	Markel Corp	51,037
662	e	Max Re Capital Ltd	17,338
2,532		MBIA, Inc	30,941
288	e	Meadowbrook Insurance Group, Inc	2,249
408	e	Mercury General Corp	18,078
5,359		Metlife, Inc	322,933
923	e	MGIC Investment Corp	9,719
70	e	Midland Co	4,545
110	e*	Molina Healthcare, Inc	2,686
1,226	e	Montpelier Re Holdings Ltd	19,677
173	e	National Interstate Corp	4,040
19	e	National Western Life Insurance Co (Class A)	4,119
590	e	Nationwide Financial Services, Inc (Class A)	27,895
117	*	Navigators Group, Inc	6,365
65	e	NYMAGIC, Inc	1,476
311	e	Odyssey Re Holdings Corp	11,429
2,437	e	Old Republic International Corp	31,462
313	e	OneBeacon Insurance Group Ltd	5,953
712	e	PartnerRe Ltd	54,326
609	*	Philadelphia Consolidated Holding Co	19,610
1,122	e	Phoenix Cos, Inc	13,700
654		Platinum Underwriters Holdings Ltd	21,229
400	e*	PMA Capital Corp (Class A)	3,416
973	e	PMI Group, Inc	5,663
200	e	Presidential Life Corp	3,488
499	e*	Primus Guaranty Ltd	1,786
3,065	e	Principal Financial Group	170,782
338	e*	ProAssurance Corp	18,195
8,256	e	Progressive Corp	132,674
887		Protective Life Corp	35,977

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,007	e	Prudential Financial, Inc	$391,798
910	e	Radian Group, Inc	5,979
198	e*	RAM Holdings Ltd	449
310	e	Reinsurance Group Of America, Inc	16,876
900		RenaissanceRe Holdings Ltd	46,719
200	e	RLI Corp	9,914
1,081		Safeco Corp	47,434
200	e	Safety Insurance Group, Inc	6,826
169	*	SeaBright Insurance Holdings, Inc	2,489
263	ev	Security Capital Assurance Ltd	134
656	e	Selective Insurance Group, Inc	15,665
628		Stancorp Financial Group, Inc	29,962
200	e	State Auto Financial Corp	5,826
200	e	Stewart Information Services Corp	5,598
1,044	e	Torchmark Corp	62,755
176	e	Tower Group, Inc	4,430
334	e	Transatlantic Holdings, Inc	22,161
7,034		Travelers Cos, Inc	336,577
173	e*	Triad Guaranty, Inc	865
234		United Fire & Casualty Co	8,752
14,182	e	UnitedHealth Group, Inc	487,294
500	e	Unitrin, Inc	17,670
417	*	Universal American Financial Corp	4,420
4,076		UnumProvident Corp	89,713
100	e	Validus Holdings Ltd	2,343
1,930		W.R. Berkley Corp	53,442
481	*	WellCare Health Plans, Inc	18,735
20	e	Wesco Financial Corp	8,080
2,111	e	XL Capital Ltd (Class A)	62,380
401	e	Zenith National Insurance Corp	14,380

		TOTAL INSURANCE CARRIERS	6,842,791

JUSTICE, PUBLIC ORDER AND SAFETY - 0.01%
560	e*	Geo Group, Inc	15,926

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	15,926

LEATHER AND LEATHER PRODUCTS - 0.12%
4,221	e*	Coach, Inc	127,263
960	e*	CROCS, Inc	16,771
344	e*	Genesco, Inc	7,950
643	e*	Iconix Brand Group, Inc	11,156
150	*	Steven Madden Ltd	2,570
558	e*	Timberland Co (Class A)	7,661
60	e	Weyco Group, Inc	1,780
600	e	Wolverine World Wide, Inc	17,406

		TOTAL LEATHER AND LEATHER PRODUCTS	192,557

LEGAL SERVICES - 0.02%
452	e*	FTI Consulting, Inc	32,110
154	e*	Pre-Paid Legal Services, Inc	6,531

		TOTAL LEGAL SERVICES	38,641

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.00%**
101	e*	Emergency Medical Services Corp (Class A)	$2,494

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	2,494

LUMBER AND WOOD PRODUCTS - 0.02%
80	e	American Woodmark Corp	1,645
1,056	e*	Champion Enterprises, Inc	10,592
100	e	Deltic Timber Corp	5,570
1,157	e	Louisiana-Pacific Corp	10,621
100	e	Skyline Corp	2,782
200	e	Universal Forest Products, Inc	6,440

		TOTAL LUMBER AND WOOD PRODUCTS	37,650

METAL MINING - 0.55%
627	e*	Apex Silver Mines Ltd	7,599
520	e	Cleveland-Cliffs, Inc	62,306
5,230	e*	Coeur d’Alene Mines Corp	21,129
496		Foundation Coal Holdings, Inc	24,964
4,321	e	Freeport-McMoRan Copper & Gold, Inc (Class B)	415,767
1,552	e*	Hecla Mining Co	17,320
4,835	e	Newmont Mining Corp	219,026
300	*	Patriot Coal Corp	14,091
607	*	Rosetta Resources, Inc	11,940
174	e	Royal Gold, Inc	5,250
839	e	Southern Copper Corp	87,113
656	e*	Stillwater Mining Co	10,148
250	e*	Uranium Resources, Inc	1,498
516	*	US Gold Corp	1,311

		TOTAL METAL MINING	899,462

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.34%
213		Armstrong World Industries, Inc	7,596
300	e	Blyth, Inc	5,916
806	e	Callaway Golf Co	11,832
423	e	Daktronics, Inc	7,576
1,752	e	Fortune Brands, Inc	121,764
1,744	e	Hasbro, Inc	48,658
311	*	Jakks Pacific, Inc	8,574
4,539		Mattel, Inc	90,326
275	e	Nautilus, Inc	905
191	*	RC2 Corp	4,005
100	e*	Russ Berrie & Co, Inc	1,406
393	e*	Shuffle Master, Inc	2,103
100	e*	Steinway Musical Instruments, Inc	2,852
5,616	e	Tyco International Ltd	247,385

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	560,898

MISCELLANEOUS RETAIL - 1.35%
198	*	1-800-FLOWERS.COM, Inc (Class A)	1,685
110	*	AC Moore Arts & Crafts, Inc	750
3,451	*	Amazon.com, Inc	246,056
565	e	Barnes & Noble, Inc	17,317
3,931	e	Best Buy Co, Inc	162,979
334	e	Big 5 Sporting Goods Corp	2,929
158	*	Blue Nile, Inc	8,556
155	e	Books-A-Million, Inc	1,355

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

792	e	Borders Group, Inc	$4,649
200	*	Build-A-Bear Workshop, Inc	1,818
585	e*	Cabela’s, Inc	8,284
400		Cash America International, Inc	14,560
558	e*	CKX, Inc	5,312
1,159	e*	Coldwater Creek, Inc	5,853
16,769		CVS Corp	679,312
886	e*	Dick’s Sporting Goods, Inc	23,727
1,067	*	Dollar Tree, Inc	29,439
393	*	Ezcorp, Inc (Class A)	4,838
324	e*	GSI Commerce, Inc	4,261
373	e*	Hibbett Sports, Inc	5,759
359		Longs Drug Stores Corp	15,243
497	e	MSC Industrial Direct Co (Class A)	20,998
473	e*	Nutri/System, Inc	7,128
3,008	*	Office Depot, Inc	33,238
769	e	OfficeMax, Inc	14,719
93	e*	Overstock.com, Inc	1,108
1,486	e	Petsmart, Inc	30,374
414	e*	Priceline.com, Inc	50,036
145	e	Pricesmart, Inc	4,018
7,097	e*	Rite Aid Corp	20,865
813	e*	Sears Holdings Corp	82,999
160	e*	Shutterfly, Inc	2,379
192	e*	Stamps.com, Inc	1,970
8,124	e	Staples, Inc	179,622
220	e	Systemax, Inc	2,653
1,527	e	Tiffany & Co	63,890
180	e*	Valuevision International, Inc (Class A)	997
11,353		Walgreen Co	432,436
362		World Fuel Services Corp	10,161
490	e*	Zale Corp	9,682

		TOTAL MISCELLANEOUS RETAIL	2,213,955

MOTION PICTURES - 1.00%
466	e*	Avid Technology, Inc	11,342
1,979	e*	Blockbuster, Inc (Class A)	6,452
100	e	Carmike Cinemas, Inc	1,028
6,817	e	CBS Corp (Class B)	150,519
306	e	Cinemark Holdings, Inc	3,914
3,011	*	Discovery Holding Co (Class A)	63,893
723	*	DreamWorks Animation SKG, Inc (Class A)	18,639
171	e*	Gaiam, Inc (Class A)	2,962
524	e*	Macrovision Corp	7,074
460	e	National CineMedia, Inc	10,341
25,892		News Corp (Class A)	485,475
750	e	Regal Entertainment Group (Class A)	14,468
1,640	e*	Time Warner Telecom, Inc (Class A)	25,404
40,560		Time Warner, Inc	568,651
6,926	e*	Viacom, Inc (Class B)	274,408

		TOTAL MOTION PICTURES	1,644,570

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS - 0.00%**
711	e*	Premier Exhibitions, Inc	4,294

		TOTAL MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS	4,294

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

NONDEPOSITORY INSTITUTIONS - 1.12%
700	e	Advance America Cash Advance Centers, Inc	$5,285
403	e	Advanta Corp (Class B)	2,833
400	e*	Alternative Asset Management Acquisition Corp	3,788
2,056	e	American Capital Strategies Ltd	70,233
11,770	*	American Express Co	514,584
1,288	e*	AmeriCredit Corp	12,970
973		Ares Capital Corp	12,231
324	*	Ares Capital Corp	181
111	e	Asta Funding, Inc	1,546
400	e*	Boise, Inc	2,560
4,447	e	Capital One Financial Corp	218,881
1,394	e	CapitalSource, Inc	13,480
555	e	Centerline Holding Co	2,253
370	e	Chimera Investment Corp	4,551
2,098		CIT Group, Inc	24,861
218	e*	CompuCredit Corp	1,934
7,108		Countrywide Financial Corp	39,094
103	e*	Credit Acceptance Corp	1,600
5,495	e	Discover Financial Services	89,953
10,845		Fannie Mae	285,440
160	e	Federal Agricultural Mortgage Corp (Class C)	4,176
274	e	Financial Federal Corp	5,976
250	e*	First Cash Financial Services, Inc	2,583
641	e	First Marblehead Corp	4,782
7,508		Freddie Mac	190,103
1,040	e	GLG Partners, Inc	12,345
386	*	Guaranty Financial Group, Inc	4,099
255	e	Hercules Technology Growth Capital, Inc	2,769
347	e*	Information Services Group, Inc	1,791
838	e*	INVESTools, Inc	9,210
160		Kohlberg Capital Corp	1,661
412	e*	Marathon Acquisition Corp	3,181
681	e	MCG Capital Corp	6,190
97	*	MCG Capital Corp	104
150	e*	Mercadolibre, Inc	5,964
200	e	Nelnet, Inc (Class A)	2,350
300	e	NGP Capital Resources Co	4,926
278	e*	NTR Acquisition Co	2,660
300	e*	Ocwen Financial Corp	1,332
199	e	Patriot Capital Funding, Inc	2,084
544	*	PHH Corp	9,482
5,481	e	SLM Corp	84,133
42	e	Student Loan Corp	4,154
2,838		Textron, Inc	157,282
1,430		Thornburg Mortgage, Inc	1,516
200	e	TICC Capital Corp	1,504
199	e*	World Acceptance Corp	6,338

		TOTAL NONDEPOSITORY INSTITUTIONS	1,840,953

NONMETALLIC MINERALS, EXCEPT FUELS - 0.06%
200	e	AMCOL International Corp	6,246
350		Compass Minerals International, Inc	20,643
520	e*	General Moly, Inc	4,155
1,107	e	Vulcan Materials Co	73,505

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	104,549

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

OIL AND GAS EXTRACTION - 3.87%
5,267		Anadarko Petroleum Corp	$331,979
280	e	APCO Argentina, Inc	7,272
434	*	Arena Resources, Inc	16,800
339	e	Atlas America, Inc	20,489
191	*	ATP Oil & Gas Corp	6,250
282	*	Atwood Oceanics, Inc	25,865
3,631		Baker Hughes, Inc	248,724
448	e*	Basic Energy Services, Inc	9,892
400	e	Berry Petroleum Co (Class A)	18,596
310	e*	Bill Barrett Corp	14,648
3,462		BJ Services Co	98,702
184	e*	Bois d’Arc Energy, Inc	3,954
400	e*	Brigham Exploration Co	2,428
610	e*	Bronco Drilling Co, Inc	9,827
630	*	Cal Dive International, Inc	6,539
230	e*	Callon Petroleum Co	4,161
2,408	*	Cameron International Corp	100,269
202	e*	Carrizo Oil & Gas, Inc	11,973
599	e*	Cheniere Energy, Inc	11,860
5,561	e	Chesapeake Energy Corp	256,640
900		Cimarex Energy Co	49,266
100	e*	Clayton Williams Energy, Inc	5,249
303	*	CNX Gas Corp	9,781
471	*	Complete Production Services, Inc	10,805
432	*	Comstock Resources, Inc	17,410
200	*	Concho Resources, Inc	5,128
145	e*	Contango Oil & Gas Co	9,368
184	e*	Continental Resources, Inc	5,868
80	e*	Dawson Geophysical Co	5,400
892	e*	Delta Petroleum Corp	20,106
2,592	*	Denbury Resources, Inc	74,002
800	e	Diamond Offshore Drilling, Inc	93,120
300	e*	Edge Petroleum Corp	1,209
520	*	Encore Acquisition Co	20,946
453	*	Energy Partners Ltd	4,290
1,653		ENSCO International, Inc	103,511
1,410	e	Equitable Resources, Inc	83,049
676	e*	EXCO Resources, Inc	12,506
661	e*	Exterran Holdings, Inc	42,661
879	e*	Forest Oil Corp	43,036
386	e*	FX Energy, Inc	1,644
1,000	e*	GeoGlobal Resources, Inc	2,790
1,009	e*	Global Industries Ltd	16,235
87	*	GMX Resources, Inc	3,039
111	e*	Goodrich Petroleum Corp	3,339
2,200	e*	Grey Wolf, Inc	14,916
520	e*	Gulfport Energy Corp	5,512
10,370	e	Halliburton Co	407,852
318	e*	Harvest Natural Resources, Inc	3,835
992	e*	Helix Energy Solutions Group, Inc	31,248
1,262		Helmerich & Payne, Inc	59,150
1,073	*	Hercules Offshore, Inc	26,954
917	*	Mariner Energy, Inc	24,768

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

254	e*	McMoRan Exploration Co	$4,392
910	*	Meridian Resource Corp	1,347
3,234	e*	Nabors Industries Ltd	109,212
4,008	e*	National Oilwell Varco, Inc	233,987
1,000	e*	Newpark Resources, Inc	5,100
3,030		Noble Corp	150,500
597	*	Oceaneering International, Inc	37,611
1,155	e*	Oilsands Quest, Inc	4,551
522	e*	Parallel Petroleum Corp	10,216
1,200	e*	Parker Drilling Co	7,752
1,800	e	Patterson-UTI Energy, Inc	47,124
440		Penn Virginia Corp	19,400
1,798	e*	PetroHawk Energy Corp	36,266
165	e*	Petroleum Development Corp	11,430
435	e*	Petroquest Energy, Inc	7,543
452	e*	Pioneer Drilling Co	7,200
1,352	e	Pioneer Natural Resources Co	66,410
1,330	e*	Plains Exploration & Production Co	70,676
1,930	e*	Pride International, Inc	67,454
1,098	e*	Quicksilver Resources, Inc	40,110
1,620		Range Resources Corp	102,789
1,339	e	Rowan Cos, Inc	55,140
337	e	RPC, Inc	5,119
13,384	*	Schlumberger Ltd	1,164,408
234	e*	SEACOR Holdings, Inc	19,974
2,282		Smith International, Inc	146,573
3,768	e*	Southwestern Energy Co	126,944
870		St. Mary Land & Exploration Co	33,495
296	*	Stone Energy Corp	15,484
1,233	e*	Sulphco, Inc	5,142
868	*	Superior Energy Services	34,390
174	e*	Superior Well Services, Inc	3,805
327	e*	Swift Energy Co	14,712
810	e*	Tetra Technologies, Inc	12,830
617	e	Tidewater, Inc	34,003
248	e*	Toreador Resources Corp	1,929
3,513	e	Transocean, Inc	474,958
127	e*	Trico Marine Services, Inc	4,949
311	e*	TXCO Resources, Inc	3,850
300	*	Union Drilling, Inc	5,247
520	*	Unit Corp	29,458
621	e*	Vaalco Energy, Inc	3,086
137	e*	Venoco, Inc	1,592
289	e	W&T Offshore, Inc	9,858
580	e*	Warren Resources, Inc	6,885
3,822	e*	Weatherford International Ltd	276,980
347	e*	W-H Energy Services, Inc	23,891
413	*	Whiting Petroleum Corp	26,700
285	e*	Willbros Group, Inc	8,721

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,826	e	XTO Energy, Inc	$360,396

		TOTAL OIL AND GAS EXTRACTION	6,376,450

PAPER AND ALLIED PRODUCTS - 0.45%
607	e	AbitibiBowater, Inc	7,836
1,362	e	Bemis Co	34,636
600	*	Buckeye Technologies, Inc	6,696
676	e*	Cenveo, Inc	7,071
151	e	Chesapeake Corp	726
5,529	e*	Domtar Corporation	37,763
397	e	Glatfelter	5,999
556	e*	Graphic Packaging Holding Co	1,624
332	e	Greif, Inc (Class A)	22,553
4,965		International Paper Co	135,048
4,741		Kimberly-Clark Corp	306,032
2,152	e	MeadWestvaco Corp	58,577
500	e*	Mercer International, Inc	3,485
162	e	Neenah Paper, Inc	4,176
1,010	e	Packaging Corp of America	22,553
390		Rock-Tenn Co (Class A)	11,688
136	e	Schweitzer-Mauduit International, Inc	3,147
2,686	e*	Smurfit-Stone Container Corp	20,682
1,093		Sonoco Products Co	31,293
1,158	e	Temple-Inland, Inc	14,730
334	e	Wausau Paper Corp	2,759

		TOTAL PAPER AND ALLIED PRODUCTS	739,074

PERSONAL SERVICES - 0.14%
1,626		Cintas Corp	46,406
300	e*	Coinstar, Inc	8,442
57		CPI Corp	984
387		G & K Services, Inc (Class A)	13,781
3,605	e	H&R Block, Inc	74,840
300	e	Jackson Hewitt Tax Service, Inc	3,441
542		Regis Corp	14,900
887	e*	Sally Beauty Holdings, Inc	6,120
3,226	e	Service Corp International	32,712
185	e*	Steiner Leisure Ltd	6,105
155		Unifirst Corp	5,749
389	e	Weight Watchers International, Inc	18,022

		TOTAL PERSONAL SERVICES	231,502

PETROLEUM AND COAL PRODUCTS - 7.47%
142	e	Alon USA Energy, Inc	2,160
3,762		Apache Corp	454,525
615		Ashland, Inc	29,090
1,050		Cabot Oil & Gas Corp	53,382
24,435	e	Chevron Corp	2,085,772
18,591		ConocoPhillips	1,416,820
220	*	CVR Energy, Inc	5,067
69		Delek US Holdings, Inc	874
5,049	e	Devon Energy Corp	526,762
2,776	e	EOG Resources, Inc	333,120
60,827		Exxon Mobil Corp	5,144,748
1,200	e	Frontier Oil Corp	32,712
474	e*	Headwaters, Inc	6,252
3,143		Hess Corp	277,150

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

524	e	Holly Corp	$22,747
8,074		Marathon Oil Corp	368,174
2,129	e	Murphy Oil Corp	174,876
1,511	e*	Newfield Exploration Co	79,856
1,970		Noble Energy, Inc	143,416
2,250	e*	Nova Biosource Fuels, Inc	3,398
9,474	*	Occidental Petroleum Corp	693,213
320	e*	SandRidge Energy, Inc	12,528
1,419	e	Sunoco, Inc	74,455
1,494	e	Tesoro Corp	44,820
6,237	e	Valero Energy Corp	306,299
174	e	WD-40 Co	5,786
283	e	Western Refining, Inc	3,812

		TOTAL PETROLEUM AND COAL PRODUCTS	12,301,814

PIPELINES, EXCEPT NATURAL GAS - 0.10%
7,170	e	Spectra Energy Corp	163,118

		TOTAL PIPELINES, EXCEPT NATURAL GAS	163,118

PRIMARY METAL INDUSTRIES - 1.14%
1,366	e	AK Steel Holding Corp	74,338
9,231	e	Alcoa, Inc	332,870
1,122		Allegheny Technologies, Inc	80,066
500	e	Belden CDT, Inc	17,660
300	e*	Brush Engineered Materials, Inc	7,701
574		Carpenter Technology Corp	32,127
376	e*	Century Aluminum Co	24,906
514	e*	Coleman Cable, Inc	5,654
724	e*	CommScope, Inc	25,217
17,851		Corning, Inc	429,138
255	e	Encore Wire Corp	4,644
3	e*	Esmark, Inc	34
571	e*	General Cable Corp	33,729
250	e	Gibraltar Industries, Inc	2,933
128	e*	Haynes International, Inc	7,025
649		Hubbell, Inc (Class B)	28,355
111	*	LB Foster Co (Class A)	4,780
337		Matthews International Corp (Class A)	16,260
372		Mueller Industries, Inc	10,732
96	*	Northwest Pipe Co	4,079
3,421	e	Nucor Corp	231,739
89	e	Olympic Steel, Inc	4,014
1,555		Precision Castparts Corp	158,734
450	e	Quanex Corp	23,283
240	e*	RTI International Metals, Inc	10,850
281	e	Schnitzer Steel Industries, Inc (Class A)	19,957
2,120	e	Steel Dynamics, Inc	70,045
179	e*	Superior Essex, Inc	5,033
298	e	Texas Industries, Inc	17,913
748	e	Titanium Metals Corp	11,257
314	e	Tredegar Corp	5,718
1,294	e	United States Steel Corp	164,170
72	e*	Universal Stainless & Alloy	2,139
735	e	Worthington Industries, Inc	12,399

		TOTAL PRIMARY METAL INDUSTRIES	1,879,499

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

PRINTING AND PUBLISHING - 0.40%
594	*	ACCO Brands Corp	$8,061
189	e	AH Belo Corp (Class A)	2,163
600	e	American Greetings Corp (Class A)	11,130
946		Belo (A.H.) Corp (Class A)	9,999
300	e	Bowne & Co, Inc	4,575
100	*	Consolidated Graphics, Inc	5,605
73	e	Courier Corp	1,821
46		CSS Industries, Inc	1,608
721	e	Dun & Bradstreet Corp	58,675
269	e	Ennis, Inc	4,514
1,065	e	EW Scripps Co (Class A)	44,741
2,697	e	Gannett Co, Inc	78,348
165	e	GateHouse Media, Inc	964
700	e	Harte-Hanks, Inc	9,569
600	e	John Wiley & Sons, Inc (Class A)	23,820
474	e	Journal Communications, Inc (Class A)	3,498
478	e	Lee Enterprises, Inc	4,785
239	e*	Martha Stewart Living Omnimedia, Inc (Class A)	1,776
571	e	McClatchy Co (Class A)	6,110
3,861	e	McGraw-Hill Cos, Inc	142,664
232		Media General, Inc (Class A)	3,253
638	e	Meredith Corp	24,404
90	*	MSCI, Inc	2,678
1,565	e	New York Times Co (Class A)	29,547
100	e*	Playboy Enterprises, Inc (Class B)	833
485	e	Primedia, Inc	3,565
816	e*	R.H. Donnelley Corp	4,129
2,578	e	R.R. Donnelley & Sons Co	78,139
100	e	Schawk, Inc	1,599
376	*	Scholastic Corp	11,382
235	e	Standard Register Co	1,831
621	v*	Sun-Times Media Group, Inc (Class A)	447
554	e*	Valassis Communications, Inc	6,011
470	e*	VistaPrint Ltd	16,427
68	e	Washington Post Co (Class B)	44,982

		TOTAL PRINTING AND PUBLISHING	653,653

RAILROAD TRANSPORTATION - 0.79%
4,047	e	Burlington Northern Santa Fe Corp	373,214
4,574		CSX Corp	256,464
369	e*	Genesee & Wyoming, Inc (Class A)	12,694
850	e*	Kansas City Southern Industries, Inc	34,094
4,462		Norfolk Southern Corp	242,376
3,058	e	Union Pacific Corp	383,412

		TOTAL RAILROAD TRANSPORTATION	1,302,254

REAL ESTATE - 0.11%
2,075	e*	CB Richard Ellis Group, Inc (Class A)	44,903
59	e	Consolidated-Tomoka Land Co	3,307
390	e	DuPont Fabros Technology, Inc	6,431
760	e	Forest City Enterprises, Inc (Class A)	27,968
386	e*	Forestar Real Estate Group, Inc	9,615
111	*	FX Real Estate and Entertainment, Inc	656
55	*	FX Real Estate and Entertainment, Inc	4
680		Grubb & Ellis Co	4,672
389	e	Jones Lang LaSalle, Inc	30,085
297	e*	LoopNet, Inc	3,772

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,063	e	St. Joe Co	$45,635
1,142	e	Stewart Enterprises, Inc (Class A)	7,332
263		Thomas Properties Group, Inc	2,309

		TOTAL REAL ESTATE	186,689

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.34%
78	*	AEP Industries, Inc	2,363
700		Cooper Tire & Rubber Co	10,479
140	e*	Deckers Outdoor Corp	15,095
2,711	*	Goodyear Tire & Rubber Co	69,944
158	e*	Metabolix, Inc	1,730
3,056	e	Newell Rubbermaid, Inc	69,891
4,043	e	Nike, Inc (Class B)	274,924
353	e	Schulman (A.), Inc	7,247
1,782	e	Sealed Air Corp	44,996
226	e*	Skechers U.S.A., Inc (Class A)	4,567
267	e	Spartech Corp	2,256
410	e	Titan International, Inc	12,550
122	e*	Trex Co, Inc	961
661		Tupperware Corp	25,567
331	e	West Pharmaceutical Services, Inc	14,640

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	557,210

SECURITY AND COMMODITY BROKERS - 2.61%
2,667	e	Ameriprise Financial, Inc	138,284
1,362	e	Bear Stearns Cos, Inc	14,287
716	e	BlackRock, Inc	146,193
1,592		Broadridge Financial Solutions, Inc	28,019
200	e	Calamos Asset Management, Inc (Class A)	3,256
10,634		Charles Schwab Corp	200,238
621		CME Group, Inc	291,311
144	e	Cohen & Steers, Inc	3,815
1,460	*	Corrections Corp of America	40,179
178	e*	Cowen Group, Inc	1,262
4,641	e*	E*Trade Financial Corp	17,914
1,207	e	Eaton Vance Corp	36,826
95	e	Evercore Partners, Inc (Class A)	1,686
300	*	FBR Capital Markets Corp	2,025
94	e*	FCStone Group, Inc	2,604
943	e	Federated Investors, Inc (Class B)	36,928
1,898		Franklin Resources, Inc	184,087
69	e	GAMCO Investors, Inc (Class A)	3,475
176	e	GFI Group, Inc	10,085
4,642		Goldman Sachs Group, Inc	767,740
191	e	Greenhill & Co, Inc	13,286
441	e*	Interactive Brokers Group, Inc (Class A)	11,320
821	*	IntercontinentalExchange, Inc	107,141
4,500		Invesco Ltd	109,620
452	*	Investment Technology Group, Inc	20,873
2,042		Janus Capital Group, Inc	47,517
1,289	e	Jefferies Group, Inc	20,792
300	e*	KBW, Inc	6,615
1,234	e*	Knight Capital Group, Inc (Class A)	20,040
600	e*	LaBranche & Co, Inc	2,610
1,077	e*	Ladenburg Thalmann Financial Services, Inc	2,014
565	e	Lazard Ltd (Class A)	21,583
1,526	e	Legg Mason, Inc	85,425
6,047	e	Lehman Brothers Holdings, Inc	227,609

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

239	e*	MarketAxess Holdings, Inc	$2,376
10,979	e	Merrill Lynch & Co, Inc	447,284
900	*	MF Global Ltd	8,919
11,971		Morgan Stanley	547,075
154	e*	Morningstar, Inc	9,448
1,571	*	Nasdaq Stock Market, Inc	60,735
1,040	e	Nymex Holdings, Inc	94,255
3,001		NYSE Euronext	185,192
480	e	optionsXpress Holdings, Inc	9,941
300	e*	Penson Worldwide, Inc	2,769
190	e*	Piper Jaffray Cos	6,452
1,150	e	Raymond James Financial, Inc	26,427
209	e	Sanders Morris Harris Group, Inc	1,705
1,360		SEI Investments Co	33,578
163	*	Stifel Financial Corp	7,319
181	e	SWS Group, Inc	2,214
3,082	e	T Rowe Price Group, Inc	154,100
2,718	e*	TD Ameritrade Holding Corp	44,874
200	e*	Thomas Weisel Partners Group, Inc	1,324
126	e	US Global Investors, Inc (Class A)	1,706
877	e	Waddell & Reed Financial, Inc (Class A)	28,178
235		WP Stewart & Co Ltd	456

		TOTAL SECURITY AND COMMODITY BROKERS	4,302,986

SOCIAL SERVICES - 0.02%
400	*	Bright Horizons Family Solutions, Inc	17,216
236	e*	Capital Senior Living Corp	1,900
97	*	Providence Service Corp	2,910
319	*	Res-Care, Inc	5,471

		TOTAL SOCIAL SERVICES	27,497

SPECIAL TRADE CONTRACTORS - 0.06%
100	e	Alico, Inc	4,415
337	e*	AsiaInfo Holdings, Inc	3,660
266	e	Chemed Corp	11,225
409		Comfort Systems USA, Inc	5,321
596	e*	Dycom Industries, Inc	7,158
744	*	EMCOR Group, Inc	16,524
400	e*	Insituform Technologies, Inc (Class A)	5,532
167	e*	Integrated Electrical Services, Inc	2,624
120	*	Layne Christensen Co	4,202
1,882	e*	Quanta Services, Inc	43,606

		TOTAL SPECIAL TRADE CONTRACTORS	104,267

STONE, CLAY, AND GLASS PRODUCTS - 0.53%
8,189		3M Co	648,159
311		Apogee Enterprises, Inc	4,789
280	e*	Cabot Microelectronics Corp	9,002
202	e	CARBO Ceramics, Inc	8,100
582	e	Eagle Materials, Inc	20,690
1,606	e	Gentex Corp	27,543
154	e	Libbey, Inc	2,593
1,304	e*	Owens Corning, Inc	23,642
1,691	*	Owens-Illinois, Inc	95,423
363	e*	US Concrete, Inc	1,379

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

920	e*	USG Corp	$33,874

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	875,194

TEXTILE MILL PRODUCTS - 0.01%
660	*	Heelys, Inc	2,831
200	e	Oxford Industries, Inc	4,506
300	e	Xerium Technologies, Inc	387

		TOTAL TEXTILE MILL PRODUCTS	7,724

TOBACCO PRODUCTS - 1.18%
23,922		Altria Group, Inc	531,068
1,281	e	Loews Corp (Carolina Group)	92,937
23,762	*	Philip Morris International, Inc	1,201,882
341	e	Universal Corp	22,346
1,692		UST, Inc	92,248
303	e	Vector Group Ltd	5,330

		TOTAL TOBACCO PRODUCTS	1,945,811

TRANSPORTATION BY AIR - 0.40%
608	e*	ABX Air, Inc	1,788
114	e*	Air Methods Corp	5,514
995	e*	Airtran Holdings, Inc	6,567
458	e*	Alaska Air Group, Inc	8,986
2,844	e*	AMR Corp	25,653
211	e*	Atlas Air Worldwide Holdings, Inc	11,605
281	e*	Bristow Group, Inc	15,081
1,243	e*	Continental Airlines, Inc (Class B)	23,903
189	e	Copa Holdings S.A. (Class A)	7,203
3,310	e*	Delta Air Lines, Inc	28,466
622	e*	ExpressJet Holdings, Inc	1,636
3,504		FedEx Corp	324,716
1,884	e*	JetBlue Airways Corp	10,927
2,882	*	Northwest Airlines Corp	25,909
149	e*	PHI, Inc	4,699
220	e*	Pinnacle Airlines Corp	1,921
620	*	Republic Airways Holdings, Inc	13,429
692	e	Skywest, Inc	14,615
7,835	e	Southwest Airlines Co	97,154
1,265	e	UAL Corp	27,235
644	e*	US Airways Group, Inc	5,738

		TOTAL TRANSPORTATION BY AIR	662,745

TRANSPORTATION EQUIPMENT - 2.48%
223	e	A.O. Smith Corp	7,330
408	e*	AAR Corp	11,126
300	e*	Accuride Corp	2,454
237	*	Aftermarket Technology Corp	4,607
449	e	American Axle & Manufacturing Holdings, Inc	9,205
90	e	American Railcar Industries, Inc	1,830
234	*	Amerigon, Inc	3,463
200	e	Arctic Cat, Inc	1,458
738	e	ArvinMeritor, Inc	9,232
871	e	Autoliv, Inc	43,724
1,031	*	BE Aerospace, Inc	36,033
8,935		Boeing Co	664,496
975	e*	Brunswick Corp	15,571

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

540	e	Clarcor, Inc	$19,197
211	e*	Comtech Group, Inc	2,277
520	e	Federal Signal Corp	7,259
570	e*	Fleetwood Enterprises, Inc	2,622
744	e*	Force Protection, Inc	1,495
24,438	e*	Ford Motor Co	139,785
227	e	Freightcar America, Inc	7,786
575	e*	GenCorp, Inc	5,917
4,600		General Dynamics Corp	383,502
5,466	e*	General Motors Corp	104,127
111	e*	GenTek, Inc	3,339
1,992	e	Genuine Parts Co	80,118
1,402		Goodrich Corp	80,629
110	e	Greenbrier Cos, Inc	2,917
300	e	Group 1 Automotive, Inc	7,044
2,677		Harley-Davidson, Inc	100,388
936		Harsco Corp	51,836
2,375	e*	Hayes Lemmerz International, Inc	6,626
225	e	Heico Corp	10,969
380	e	Kaman Corp	10,750
4,012		Lockheed Martin Corp	398,392
110	*	Miller Industries, Inc	1,059
220		Monaco Coach Corp	2,086
130	e	Noble International Ltd	813
3,926		Northrop Grumman Corp	305,482
706	e*	Orbital Sciences Corp	17,015
791	e	Oshkosh Truck Corp	28,697
4,227		Paccar, Inc	190,215
1,493	*	Pactiv Corp	39,132
433	e	Polaris Industries, Inc	17,757
5,026	e	Raytheon Co	324,730
355	e	Spartan Motors, Inc	3,003
800	e*	Spirit Aerosystems Holdings, Inc (Class A)	17,744
177		Standard Motor Products, Inc	1,083
200	e	Superior Industries International, Inc	4,150
547	e*	Tenneco, Inc	15,283
400	e	Thor Industries, Inc	11,908
108	*	TransDigm Group, Inc	4,001
964	e	Trinity Industries, Inc	25,691
229	e	Triumph Group, Inc	13,037
456	*	TRW Automotive Holdings Corp	10,657
11,319		United Technologies Corp	778,974
1,603	e*	Visteon Corp	6,027
270	e	Wabash National Corp	2,427
492		Westinghouse Air Brake Technologies Corp	18,529
353	e	Winnebago Industries, Inc	5,966

		TOTAL TRANSPORTATION EQUIPMENT	4,082,970

TRANSPORTATION SERVICES - 0.19%
184	e	Ambassadors Group, Inc	3,476
100	e	Ambassadors International, Inc	741
1,891		CH Robinson Worldwide, Inc	102,870
121	*	Dynamex, Inc	3,061
2,422	e	Expeditors International Washington, Inc	109,426
538	e	GATX Corp	21,020
500	*	HUB Group, Inc (Class A)	16,445
875	*	Lear Corp	22,671
400		Pacer International, Inc	6,572
344	e	Ship Finance International Ltd	9,040

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,085	e	UTI Worldwide, Inc	$21,787

		TOTAL TRANSPORTATION SERVICES	317,109

TRUCKING AND WAREHOUSING - 0.43%
300	e	Arkansas Best Corp	9,558
250	e*	Celadon Group, Inc	2,420
512	e	Con-way, Inc	25,334
289	e	Forward Air Corp	10,242
770	e	Heartland Express, Inc	10,980
1,085	e	J.B. Hunt Transport Services, Inc	34,102
662		Landstar System, Inc	34,530
160	e*	Marten Transport Ltd	2,483
472	e*	Old Dominion Freight Line	15,024
133	e*	Saia, Inc	2,109
7,545		United Parcel Service, Inc (Class B)	550,936
457	e	Werner Enterprises, Inc	8,482
431	e*	YRC Worldwide, Inc	5,655

		TOTAL TRUCKING AND WAREHOUSING	711,855

WATER TRANSPORTATION - 0.29%
464	e	Alexander & Baldwin, Inc	19,989
672	e*	American Commercial Lines, Inc	10,618
148	e	Arlington Tankers Ltd	3,108
4,954	e	Carnival Corp	200,538
238		Double Hull Tankers, Inc	2,525
459	e	Eagle Bulk Shipping, Inc	11,824
523	e	Frontline Ltd	24,068
194	e	Genco Shipping & Trading Ltd	10,947
315	e	General Maritime Corp	7,437
383	e	Golar LNG Ltd	6,997
249	e*	Gulfmark Offshore, Inc	13,625
369	e	Horizon Lines, Inc (Class A)	6,867
253	e*	Hornbeck Offshore Services, Inc	11,555
584	e*	Kirby Corp	33,288
185	e	Knightsbridge Tankers Ltd	4,936
295	e	Nordic American Tanker Shipping	8,260
438	e*	Odyssey Marine Exploration, Inc	2,361
390	e	Overseas Shipholding Group, Inc	27,316
1,457	e	Royal Caribbean Cruises Ltd	47,935
160	e*	TBS International Ltd (Class A)	4,832
424	e	Teekay Corp	18,007
140		Teekay Tankers Ltd	2,396
166	e*	Ultrapetrol Bahamas Ltd	1,700

		TOTAL WATER TRANSPORTATION	481,129

WHOLESALE TRADE-DURABLE GOODS - 0.34%
400	e	Agilysys, Inc	4,640
450	e	Applied Industrial Technologies, Inc	13,451
1,424	e*	Arrow Electronics, Inc	47,918
480	e	Barnes Group, Inc	11,016
474	e*	Beacon Roofing Supply, Inc	4,740
300	e	BlueLinx Holdings, Inc	1,527
1,214		BorgWarner, Inc	52,238
296		Building Material Holding Corp	1,296
200		Castle (A.M.) & Co	5,400
244	e*	Conceptus, Inc	4,529
400	*	Digi International, Inc	4,616
290	e*	Drew Industries, Inc	7,093

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			COMPANY	VALUE

186	e		Houston Wire & Cable Co	$2,980
1,300	e		IKON Office Solutions, Inc	9,880
1,526	e*		Ingram Micro, Inc (Class A)	24,157
718	*		Insight Enterprises, Inc	12,565
297	*		Interline Brands, Inc	5,509
600	e		Knight Transportation, Inc	9,876
45	e		Lawson Products, Inc	1,240
978	*		LKQ Corp	21,976
467	e		Martin Marietta Materials, Inc	49,581
100	e*		MWI Veterinary Supply, Inc	3,526
419	e		Owens & Minor, Inc	16,483
1,696	e*		Patterson Cos, Inc	61,565
614	e		PEP Boys-Manny Moe & Jack	6,115
567	e		Pool Corp	10,711
731	e*		PSS World Medical, Inc	12,178
689			Reliance Steel & Aluminum Co	41,244
292	*		Solera Holdings, Inc	7,110
616	e*		Tech Data Corp	20,200
125	e*		TomoTherapy, Inc	1,794
296	*		Tyler Technologies, Inc	4,131
846	e		W.W. Grainger, Inc	64,626
525	e*		WESCO International, Inc	19,157
95	e*		West Marine, Inc	662

			TOTAL WHOLESALE TRADE-DURABLE GOODS	565,730

WHOLESALE TRADE-NONDURABLE GOODS - 0.57%
860			Airgas, Inc	39,104
1,200	e	*	Akorn, Inc	5,676
850	e	*	Alliance One International, Inc	5,134
605	e		Allscripts Healthcare Solutions, Inc	6,244
140	e		Andersons, Inc	6,245
420	e	*	Bare Escentuals, Inc	9,836
299	e	*	BMP Sunstone Corp	2,290
897	e		Brown-Forman Corp (Class B)	59,399
4,140	e		Cardinal Health, Inc	217,391
385	e	*	Central European Distribution Corp	22,403
108	e	*	Core-Mark Holding Co, Inc	3,104
1,480	e		Dean Foods Co	29,733
1,636	*		Endo Pharmaceuticals Holdings, Inc	39,166
314	*		Fresh Del Monte Produce, Inc	11,430
300	e	*	Green Mountain Coffee Roasters, Inc	9,495
435	e	*	Hain Celestial Group, Inc	12,833
1,081	*		Henry Schein, Inc	62,049
702	e		Herbalife Ltd	33,345
1,606	e		Idearc, Inc	5,846
100	e		Kenneth Cole Productions, Inc (Class A)	1,694
330	e		K-Swiss, Inc (Class A)	5,221
161	*		LSB Industries, Inc	2,373
593	e		Men’s Wearhouse, Inc	13,799
286	e		Myers Industries, Inc	3,755
180	e		Nash Finch Co	6,116
559			Nu Skin Enterprises, Inc (Class A)	10,073
113	*		Nuco2, Inc	3,138
300	*		Perry Ellis International, Inc	6,549
241	e	*	School Specialty, Inc	7,601
348	e	*	Source Interlink Cos, Inc	661
217			Spartan Stores, Inc	4,524
7,000			Sysco Corp	203,140
1,014	e	*	Terra Industries, Inc	36,027

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES			COMPANY	VALUE

390	e	*	Tractor Supply Co	$15,413
433	e	*	United Natural Foods, Inc	8,101
323	e	*	United Stationers, Inc	15,407
100	e		Valhi, Inc	2,339
143	e	*	Volcom, Inc	2,890
260	e		Zep, Inc	4,217

			TOTAL WHOLESALE TRADE-NONDURABLE GOODS	933,761

			TOTAL COMMON STOCKS (Cost $150,307,924)	162,843,907

MUTUAL FUNDS - 0.00%**
107	e		Kayne Anderson Energy Development Co
			(Cost $2,712)	2,664

PRINCIPAL			ISSUER

SHORT-TERM INVESTMENTS - 30.85%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.49%
$ 800,000			Federal Home Loan Bank (FHLB) 0.000%, 04/01/08	800,000

SHARES			COMPANY

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 30.36%
49,980,978			State Street Navigator Securities Lending Prime Portfolio	49,980,978

			TOTAL SHORT-TERM INVESTMENTS (Cost $50,780,978)	50,780,978

			TOTAL PORTFOLIO - 129.78% (Cost $201,091,614)	213,627,549
			OTHER ASSETS & LIABILITIES, NET - (29.78)%	(49,021,418)

			NET ASSETS - 100.00%	$164,606,131

*	Non-income producing

**	percentage is less than 0.01%

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $56,746.

e	All or a portion of these secutities are out on loan.

m	Indicates a security has been deemed illiquid

v	Security valued at fair value.

At March 31, 2008, the unrealized appreciation on investments was $12,535,935, consisting of gross unrealized appreciation of $39,754,226 and gross unrealized depreciation of $27,218,291.

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

STATEMENT OF INVESTMENTS (unaudited)

March 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.47%
AGRICULTURAL PRODUCTION-CROPS - 0.02%
256	*	Chiquita Brands International, Inc	$5,916

		TOTAL AGRICULTURAL PRODUCTION-CROPS	5,916

AMUSEMENT AND RECREATION SERVICES - 0.95%
1,241	*	Activision, Inc	33,892
9,327	*	Walt Disney Co	292,681

		TOTAL AMUSEMENT AND RECREATION SERVICES	326,573

APPAREL AND ACCESSORY STORES - 0.59%
600		American Eagle Outfitters, Inc	10,506
89	*	AnnTaylor Stores Corp	2,152
100	*	Charming Shoppes, Inc	483
400	*	Chico’s FAS, Inc	2,844
400		Foot Locker, Inc	4,708
3,091		Gap, Inc	60,831
1,200	*	Kohl’s Corp	51,468
1,800	*	Limited Brands, Inc	30,780
800		Nordstrom, Inc	26,080
400		Ross Stores, Inc	11,984

		TOTAL APPAREL AND ACCESSORY STORES	201,836

APPAREL AND OTHER TEXTILE PRODUCTS - 0.12%
300		Liz Claiborne, Inc	5,445
200		Phillips-Van Heusen Corp	7,584
100		Polo Ralph Lauren Corp	5,829
300		VF Corp	23,253

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	42,111

AUTO REPAIR, SERVICES AND PARKING - 0.05%
544	*	Hertz Global Holdings, Inc	6,561
68		Ryder System, Inc	4,142
162	*	Wright Express Corp	4,978

		TOTAL AUTO REPAIR, SERVICES AND PARKING	15,681

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.09%
200	*	Autozone, Inc	22,766
456	*	Carmax, Inc	8,856

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	31,622

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.01%
8,128		Home Depot, Inc	227,340
5,190		Lowe’s Cos, Inc	119,059

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	346,399

BUSINESS SERVICES - 6.37%
140	*	3Com Corp	321
1,601		Accenture Ltd (Class A)	56,307
1,494	*	Adobe Systems, Inc	53,171

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

249	*	Alliance Data Systems Corp	$11,830
337	*	Ariba, Inc	3,255
1,116	*	Art Technology Group, Inc	4,330
600	*	Autodesk, Inc	18,888
3,583		Automatic Data Processing, Inc	151,883
733	*	BEA Systems, Inc	14,037
744	*	BearingPoint, Inc	1,250
200	*	Blue Coat Systems, Inc	4,408
370	*	Bottomline Technologies, Inc	4,662
404	*	BPZ Energy, Inc	8,779
200	*	Cerner Corp	7,456
314	*	Chordiant Software, Inc	1,893
190	*	Ciber, Inc	931
214	*	CMGI, Inc	2,838
274	*	CNET Networks, Inc	1,945
1,121	*	Cogent Communications Group, Inc	20,526
460	*	Cogent, Inc	4,338
593	*	Compuware Corp	4,353
700	*	Convergys Corp	10,542
100	*	CSG Systems International, Inc	1,137
157	*	Digital River, Inc	4,862
400	*	DST Systems, Inc	26,296
647	*	Earthlink, Inc	4,885
3,364	*	eBay, Inc	100,382
900	*	Electronic Arts, Inc	44,928
100	*	Equinix, Inc	6,649
868	*	Expedia, Inc	19,001
169		Fair Isaac Corp	3,637
1,000	*	Fiserv, Inc	48,090
46	*	Getty Images, Inc	1,472
566	*	Google, Inc (Class A)	249,306
850		IMS Health, Inc	17,859
336	*	Informatica Corp	5,732
2,350	*	Innovative Solutions & Support, Inc	24,840
400	*	Internap Network Services Corp	1,984
450	*	Interwoven, Inc	4,806
1,148	*	Intuit, Inc	31,007
369	*	Iron Mountain, Inc	9,756
200		Jack Henry & Associates, Inc	4,934
200	*	Kinetic Concepts, Inc	9,246
300	*	Lamar Advertising Co (Class A)	10,779
626	*	Lawson Software, Inc	4,714
242	*	Lionbridge Technologies	811
205	*	Liquidity Services, Inc	1,640
498	*	Magma Design Automation, Inc	4,766
170		Manpower, Inc	9,564
249		Marchex, Inc (Class B)	2,485
349		Mastercard, Inc (Class A)	77,824
271	*	Mentor Graphics Corp	2,393
24,174		Microsoft Corp	686,058
448		MoneyGram International, Inc	833
544	*	Monster Worldwide, Inc	13,170
1,600		NIC, Inc	11,376
900	*	Novell, Inc	5,661
1,800		Omnicom Group, Inc	79,524
98	*	Omniture, Inc	2,275
290	*	Parametric Technology Corp	4,634
268	*	PDF Solutions, Inc	1,477
72		Portfolio Recovery Associates, Inc	3,088
303	*	Quest Software, Inc	3,960
819	*	RealNetworks, Inc	4,693
600		Robert Half International, Inc	15,444
200	*	Salesforce.com, Inc	11,574
500	*	Sapient Corp	3,480
196	*	Smith Micro Software, Inc	1,200

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

231	*	Sohu.com, Inc	$10,425
363	*	SonicWALL, Inc	2,966
1,340	*	Sonus Networks, Inc	4,610
520	*	Spherion Corp	3,182
2,600	*	Sun Microsystems, Inc	40,378
173	*	Sybase, Inc	4,550
4,019	*	Symantec Corp	66,796
1,069	*	TIBCO Software, Inc	7,633
859	*	Tiens Biotech Group USA, Inc	1,821
1,135		Total System Services, Inc	26,854
165	*	Travelzoo, Inc	1,822
600	*	Unisys Corp	2,658
249		United Online, Inc	2,629
228	*	United Rentals, Inc	4,296
400	*	Valueclick, Inc	6,900
273	*	Vasco Data Security International	3,735
700	*	VeriSign, Inc	23,268

		TOTAL BUSINESS SERVICES	2,186,698

CHEMICALS AND ALLIED PRODUCTS - 9.91%
1,900		Air Products & Chemicals, Inc	174,800
100	*	Alexion Pharmaceuticals, Inc	5,930
100	*	Alkermes, Inc	1,188
847	*	American Oriental Bioengineering, Inc	6,861
4,111	*	Amgen, Inc	171,758
1,000		Avery Dennison Corp	49,250
1,300	*	Avon Products, Inc	51,402
525	*	Barr Pharmaceuticals, Inc	25,363
600	*	Bentley Pharmaceuticals, Inc	9,750
500	*	Biogen Idec, Inc	30,845
400	*	BioMarin Pharmaceuticals, Inc	14,148
192	*	BioMimetic Therapeutics, Inc	1,536
7,609		Bristol-Myers Squibb Co	162,072
325		Cabot Corp	9,100
420	*	Caraco Pharmaceutical Laboratories Ltd	7,539
100	*	Cephalon, Inc	6,440
339		Clorox Co	19,201
2,203		Colgate-Palmolive Co	171,636
175	*	Cypress Bioscience, Inc	1,253
504	*	Dendreon Corp	2,429
3,076	*	Durect Corp	16,149
1,600		Ecolab, Inc	69,488
3,987	*	Eli Lilly & Co	205,689
300	*	Encysive Pharmaceuticals, Inc	705
1,700	*	Forest Laboratories, Inc	68,017
2,111	*	Genentech, Inc	171,371
1,008	*	Genzyme Corp	75,136
300	*	Geron Corp	1,464
3,388	*	Gilead Sciences, Inc	174,584
536		H.B. Fuller Co	10,940
500	*	Human Genome Sciences, Inc	2,945
240	*	Idexx Laboratories, Inc	11,822
261	*	Inverness Medical Innovations, Inc	7,856
100	*	Invitrogen Corp	8,547
617	*	Javelin Pharmaceuticals, Inc	1,734
1,196	*	King Pharmaceuticals, Inc	10,405
300		Lubrizol Corp	16,653
200		Mannatech, Inc	1,426
200	*	Medarex, Inc	1,770

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

600		Medicis Pharmaceutical Corp (Class A)	$11,814
8,194		Merck & Co, Inc	310,962
800	*	Millennium Pharmaceuticals, Inc	12,368
1,501		Mylan Laboratories, Inc	17,412
400	*	Nabi Biopharmaceuticals	1,608
118	*	Nastech Pharmaceutical Co, Inc	277
238	*	Neurocrine Biosciences, Inc	1,285
442	*	Noven Pharmaceuticals, Inc	3,969
200	*	OraSure Technologies, Inc	1,462
126	*	Pacific Ethanol, Inc	554
538	*	Pain Therapeutics, Inc	4,546
200	*	Par Pharmaceutical Cos, Inc	3,478
200	*	PDL BioPharma, Inc	2,118
400	*	Penwest Pharmaceuticals Co	1,040
200	*	Pozen, Inc	2,072
875	*	PPG Industries, Inc	52,946
2,250		Praxair, Inc	189,518
731	*	Prestige Brands Holdings, Inc	5,980
9,956	*	Procter & Gamble Co	697,617
227	*	Progenics Pharmaceuticals, Inc	1,482
1,635		Rohm & Haas Co	88,421
500		RPM International, Inc	10,470
450	*	Salix Pharmaceuticals Ltd	2,826
5,380		Schering-Plough Corp	77,526
200	*	Sciele Pharma, Inc	3,900
200	*	Sepracor, Inc	3,904
1,000		Sigma-Aldrich Corp	59,650
186	*	Somaxon Pharmaceuticals, Inc	884
500	*	SuperGen, Inc	1,255
58	*	United Therapeutics Corp	5,029
300		Valspar Corp	5,952
303	*	VCA Antech, Inc	8,287
200	*	Vertex Pharmaceuticals, Inc	4,778
360	*	Warner Chilcott Ltd (Class A)	6,480
600	*	Watson Pharmaceuticals, Inc	17,592
529	*	Zymogenetics, Inc	5,184

		TOTAL CHEMICALS AND ALLIED PRODUCTS	3,403,848

COMMUNICATIONS - 4.60%
800	*	American Tower Corp (Class A)	31,368
18,158		AT&T, Inc	695,451
1,184	*	Cablevision Systems Corp (Class A)	25,373
2,354		Citadel Broadcasting Corp	3,908
100		Citizens Communications Co	1,049
283	*	Crown Castle International Corp	9,761
125	*	DG FastChannel, Inc	2,398
409		Embarq Corp	16,401
200		Entercom Communications Corp (Class A)	1,986
418	*	Entravision Communications Corp (Class A)	2,784
100	*	Fisher Communications, Inc	3,116
960		Gray Television, Inc	5,462
1,244	*	IAC/InterActiveCorp	25,825
1,135	*	Level 3 Communications, Inc	2,406
1,812	*	Liberty Global, Inc (Class A)	61,753
774	*	Liberty Media Corp - Capital (Series A)	12,183
3,096	*	Liberty Media Corp - Entertainment (Series A)	70,093
3,274	*	Liberty Media Holding Corp (Interactive A)	52,842
717	*	Lin TV Corp (Class A)	6,890
487	*	Mediacom Communications Corp (Class A)	2,109

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

120	*	NeuStar, Inc (Class A)	$3,178
239	*	Nexstar Broadcasting Group, Inc (Class A)	1,410
300	*	NII Holdings, Inc	9,534
420	*	Novatel Wireless, Inc	4,066
829	*	Radio One, Inc (Class D)	1,260
113	*	SAVVIS, Inc	1,839
133	*	SBA Communications Corp (Class A)	3,967
1,152	*	Spanish Broadcasting System, Inc (Class A)	2,039
8,184		Sprint Nextel Corp	54,751
902	*	Terremark Worldwide, Inc	4,943
2,000	*	Time Warner Cable, Inc (Class A)	49,960
279	*	TiVo, Inc	2,444
10,476		Verizon Communications, Inc	381,850
1,293		Windstream Corp	15,451
900	*	XM Satellite Radio Holdings, Inc (Class A)	10,458

		TOTAL COMMUNICATIONS	1,580,308

DEPOSITORY INSTITUTIONS - 7.83%
14,750		Bank of America Corp	559,173
4,100		Bank of New York Mellon Corp	171,093
3,500		BB&T Corp	112,210
200		City National Corp	9,892
800		Comerica, Inc	28,064
4,100		Fifth Third Bancorp	85,772
200		First Horizon National Corp	2,802
755	v*	Fremont General Corp	378
463		IndyMac Bancorp, Inc	2,296
2,600		Keycorp	57,070
640		M&T Bank Corp	51,507
1,400		Marshall & Ilsley Corp	32,480
300	*	Metavante Technologies, Inc	5,997
3,954		National City Corp	39,342
577		New York Community Bancorp, Inc	10,513
900		Northern Trust Corp	59,823
2,249		PNC Financial Services Group, Inc	147,467
520		Popular, Inc	6,063
4,160		Regions Financial Corp	82,160
1,030		Sovereign Bancorp, Inc	9,600
1,500		State Street Corp	118,500
2,300		SunTrust Banks, Inc	126,822
900		Synovus Financial Corp	9,954
300		UnionBanCal Corp	14,724
9,200		US Bancorp	297,712
8,056		Wachovia Corp	217,512
5,590		Washington Mutual, Inc	57,577
12,600		Wells Fargo & Co	366,660
100		Zions Bancorporation	4,555

		TOTAL DEPOSITORY INSTITUTIONS	2,687,718

EATING AND DRINKING PLACES - 1.37%
900	*	AFC Enterprises	8,091
793		Darden Restaurants, Inc	25,812
6,166	*	McDonald’s Corp	343,878
3,234	*	Starbucks Corp	56,595
760		Tim Hortons, Inc	25,878
400		Wendy’s International, Inc	9,224

		TOTAL EATING AND DRINKING PLACES	469,478

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

ELECTRIC, GAS, AND SANITARY SERVICES - 5.29%
3,672	*	AES Corp	$61,212
1,096		AGL Resources, Inc	37,615
921		Alliant Energy Corp	32,244
800		Aqua America, Inc	15,024
1,100		Atmos Energy Corp	28,050
2,028		Avista Corp	39,668
1,760		Centerpoint Energy, Inc	25,115
364		Central Vermont Public Service Corp	8,700
2,217		Cleco Corp	49,173
990		CMS Energy Corp	13,405
3,139		Consolidated Edison, Inc	124,618
600		Crosstex Energy, Inc	20,370
4,082		El Paso Corp	67,924
2,300		Empire District Electric Co	46,575
300		Energen Corp	18,690
1,736		Energy East Corp	41,872
200		EnergySouth, Inc	10,438
2,200		Hawaiian Electric Industries, Inc	52,514
2,000		Idacorp, Inc	64,220
500		MGE Energy, Inc	17,030
1,500		National Fuel Gas Co	70,815
592		Nicor, Inc	19,838
4,686		NiSource, Inc	80,787
1,093		Northeast Utilities	26,822
900		NSTAR	27,387
3,000		OGE Energy Corp	93,510
800		Oneok, Inc	35,704
4,800		Pepco Holdings, Inc	118,656
1,000		Piedmont Natural Gas Co, Inc	26,260
640		Pinnacle West Capital Corp	22,451
4,159		Puget Energy, Inc	107,593
1,652		Questar Corp	93,437
200		Resource America, Inc (Class A)	1,890
914		Sempra Energy	48,698
2,900		Sierra Pacific Resources	36,627
500		South Jersey Industries, Inc	17,555
2,976		TECO Energy, Inc	47,467
400		UGI Corp	9,968
200		UIL Holdings Corp	6,026
1,155		Unisource Energy Corp	25,710
511	*	Waste Services, Inc	4,149
287		WGL Holdings, Inc	9,201
3,378		Williams Cos, Inc	111,406

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,816,414

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.04%
1,662	*	Advanced Micro Devices, Inc	9,789
1,368		Ametek, Inc	60,069
2,542	*	Apple Computer, Inc	364,777
648	*	Arris Group, Inc	3,771
215	*	Atheros Communications, Inc	4,481
161		Baldor Electric Co	4,508
147	*	Benchmark Electronics, Inc	2,639
18,000	*	Cisco Systems, Inc	433,620
2,976	*	Conexant Systems, Inc	1,726
308	*	Cree, Inc	8,612
100	*	Ditech Networks, Inc	294
178	*	Dolby Laboratories, Inc (Class A)	6,454

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,100	*	Finisar Corp	$1,408
312	*	FuelCell Energy, Inc	2,075
184	*	GrafTech International Ltd	2,983
100		Harman International Industries, Inc	4,354
300	*	Harmonic, Inc	2,280
19,609		Intel Corp	415,319
100	*	InterDigital, Inc	1,981
600	*	InterVoice, Inc	4,776
512	*	Lattice Semiconductor Corp	1,454
77		Lincoln Electric Holdings, Inc	4,966
175	*	Loral Space & Communications, Inc	4,172
2,267	*	LSI Logic Corp	11,222
181	*	Medis Technologies Ltd	1,642
1,950	*	Micron Technology, Inc	11,642
800		Molex, Inc	18,528
8,640	*	Motorola, Inc	80,352
1,600	*	MRV Communications, Inc	2,192
236	*	Novellus Systems, Inc	4,968
951	*	ON Semiconductor Corp	5,402
293		Plantronics, Inc	5,658
149	*	Plexus Corp	4,179
357	*	Polycom, Inc	8,047
200	*	Power-One, Inc	642
621	*	Powerwave Technologies, Inc	1,584
441	*	QLogic Corp	6,769
6,100		Qualcomm, Inc	250,100
200		RadioShack Corp	3,250
706	*	RF Micro Devices, Inc	1,878
760	*	Silicon Storage Technology, Inc	1,991
7,971	*	Sirius Satellite Radio, Inc	22,797
105	*	Sunpower Corp (Class A)	7,824
400	*	Sycamore Networks, Inc	1,464
568	*	Symmetricom, Inc	1,982
312	*	Tekelec	3,884
240		Teleflex, Inc	11,450
1,300	*	Tellabs, Inc	7,085
135	*	Tessera Technologies, Inc	2,808
5,674	*	Texas Instruments, Inc	160,404
338	*	Thomas & Betts Corp	12,293
944	*	Triquint Semiconductor, Inc	4,777
184	*	TTM Technologies, Inc	2,083
1,159		Tyco Electronics Ltd	39,777
100		Whirlpool Corp	8,678
800		Xilinx, Inc	19,000
111	*	Zoran Corp	1,516

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	2,074,376

ENGINEERING AND MANAGEMENT SERVICES - 0.73%
200	*	Amylin Pharmaceuticals, Inc	5,842
200	*	Applera Corp (Celera Genomics Group)	2,940
200	*	Ariad Pharmaceuticals, Inc	674
1,147	*	Celgene Corp	70,300
42		Corporate Executive Board Co	1,700
100	*	CV Therapeutics, Inc	713
716	*	Harris Interactive, Inc	1,955
200	*	Hewitt Associates, Inc (Class A)	7,954
767	*	Incyte Corp	8,061
435	*	Isis Pharmaceuticals, Inc	6,138
1,234		Moody’s Corp	42,980

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

139	*	Navigant Consulting, Inc	$2,638
1,352		Paychex, Inc	46,320
865		Quest Diagnostics, Inc	39,159
211	*	Regeneron Pharmaceuticals, Inc	4,049
2,562	*	Rentech, Inc	2,280
100	*	Symyx Technologies, Inc	750
318	*	Tetra Tech, Inc	6,204

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	250,657

FABRICATED METAL PRODUCTS - 0.87%
720		Commercial Metals Co	21,578
258		Dynamic Materials Corp	11,146
100		Gulf Island Fabrication, Inc	2,872
4,002		Illinois Tool Works, Inc	193,016
772	*	Park-Ohio Holdings Corp	12,128
200		Pentair, Inc	6,380
300		Silgan Holdings, Inc	14,889
147		Snap-On, Inc	7,475
600		Stanley Works	28,572

		TOTAL FABRICATED METAL PRODUCTS	298,056

FOOD AND KINDRED PRODUCTS - 3.80%
1,603		Campbell Soup Co	54,422
2,700		General Mills, Inc	161,676
1,908		H.J. Heinz Co	89,619
124	*	Hansen Natural Corp	4,377
964		Hershey Co	36,314
2,664		Kellogg Co	140,020
6,453		Kraft Foods, Inc (Class A)	200,108
500		Pepsi Bottling Group, Inc	16,955
6,521	*	PepsiCo, Inc	470,816
2,399		Sara Lee Corp	33,538
1,535		Wrigley (Wm.) Jr Co	96,459

		TOTAL FOOD AND KINDRED PRODUCTS	1,304,304

FOOD STORES - 0.24%
51	*	Great Atlantic & Pacific Tea Co, Inc	1,337
1,808		Safeway, Inc	53,065
604		Supervalu, Inc	18,108
260		Whole Foods Market, Inc	8,572

		TOTAL FOOD STORES	81,082

FORESTRY - 0.18%
953	*	Weyerhaeuser Co	61,983

		TOTAL FORESTRY	61,983

FURNITURE AND FIXTURES - 0.63%
470	*	Hillenbrand Industries, Inc	22,466
4,100		Johnson Controls, Inc	138,580
700		Leggett & Platt, Inc	10,675
2,240		Masco Corp	44,419

		TOTAL FURNITURE AND FIXTURES	216,140

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

FURNITURE AND HOMEFURNISHINGS STORES - 0.11%
865	*	Bed Bath & Beyond, Inc	$25,518
500		Circuit City Stores, Inc	1,990
100	*	Mohawk Industries, Inc	7,161
100		Williams-Sonoma, Inc	2,424

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	37,093

GENERAL BUILDING CONTRACTORS - 0.23%
400		Centex Corp	9,684
1,241		DR Horton, Inc	19,546
180	*	Hovnanian Enterprises, Inc (Class A)	1,908
400		Lennar Corp (Class A)	7,524
169		M/I Homes, Inc	2,870
7	*	NVR, Inc	4,183
1,100		Pulte Homes, Inc	16,005
200		Ryland Group, Inc	6,578
300		Standard-Pacific Corp	1,458
400	*	Toll Brothers, Inc	9,392
148	*	WCI Communities, Inc	496

		TOTAL GENERAL BUILDING CONTRACTORS	79,644

GENERAL MERCHANDISE STORES - 1.34%
2,300		Costco Wholesale Corp	149,431
700		Family Dollar Stores, Inc	13,650
940		JC Penney Co, Inc	35,447
3,860		Target Corp	195,625
2,000		TJX Cos, Inc	66,140

		TOTAL GENERAL MERCHANDISE STORES	460,293

HEALTH SERVICES - 1.08%
1,095	*	Alliance Imaging, Inc	9,417
186	*	Amsurg Corp	4,404
190		Brookdale Senior Living, Inc	4,541
497	*	Community Health Systems, Inc	16,684
112	*	Corvel Corp	3,426
247	*	DaVita, Inc	11,797
100	*	Edwards Lifesciences Corp	4,455
1,000	*	Express Scripts, Inc	64,320
700	*	Health Management Associates, Inc (Class A)	3,703
161	*	Healthways, Inc	5,690
651	*	Hythiam, Inc	788
600	*	Laboratory Corp of America Holdings	44,208
337	*	LifePoint Hospitals, Inc	9,257
213	*	Lincare Holdings, Inc	5,987
251	*	Medcath Corp	4,568
300	*	Nektar Therapeutics	2,082
370		Omnicare, Inc	6,719
185	*	Pediatrix Medical Group, Inc	12,469
334	*	Psychiatric Solutions, Inc	11,329
475	*	RehabCare Group, Inc	7,125
3,112	*	WellPoint, Inc	137,333

		TOTAL HEALTH SERVICES	370,302

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.01%
159	*	Matrix Service Co	2,732

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	2,732

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

HOLDING AND OTHER INVESTMENT OFFICES - 2.08%
442		Alesco Financial, Inc	$1,273
1,640		Allied Capital Corp	30,225
300		AMB Property Corp	16,326
800		Anworth Mortgage Asset Corp	4,904
492		Arbor Realty Trust, Inc	7,419
180		AvalonBay Communities, Inc	17,374
370		Boston Properties, Inc	34,066
27		Capital Southwest Corp	3,340
90		Colonial Properties Trust	2,165
500		Developers Diversified Realty Corp	20,940
991		Duke Realty Corp	22,605
1,918		Equity Residential	79,578
796		General Growth Properties, Inc	30,383
300		HCP, Inc	10,143
331	*	HFF, Inc (Class A)	1,658
140		Hospitality Properties Trust	4,763
1,940		Host Marriott Corp	30,885
700		HRPT Properties Trust	4,711
800		iStar Financial, Inc	11,224
260		JER Investors Trust, Inc	2,205
1,200		Kimco Realty Corp	47,004
300		Liberty Property Trust	9,333
2,000	v	Luminent Mortgage Capital, Inc	1,160
183		MVC Capital, Inc	2,789
557	*	NexCen Brands, Inc	1,911
334		NorthStar Realty Finance Corp	2,729
1,000		Prologis	58,860
266		Prospect Capital Corp	4,049
600		Public Storage, Inc	53,172
213		RAIT Investment Trust	1,478
1,050		Simon Property Group, Inc	97,556
288	*	Tarragon Corp	619
645		Virgin Media, Inc	9,075
600		Vornado Realty Trust	51,726
300		WABCO Holdings, Inc	13,686
679		Weingarten Realty Investors	23,385

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	714,719

HOTELS AND OTHER LODGING PLACES - 0.30%
246	*	Bluegreen Corp	1,648
600		Choice Hotels International, Inc	20,466
500	*	Gaylord Entertainment Co	15,145
1,201	*	Great Wolf Resorts, Inc	7,662
1,200	*	Lodgian, Inc	13,380
200		Marcus Corp	3,840
1,240		Marriott International, Inc (Class A)	42,606

		TOTAL HOTELS AND OTHER LODGING PLACES	104,747

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.83%
400	*	AGCO Corp	23,952
88	*	Allis-Chalmers Energy, Inc	1,214
5,600		Applied Materials, Inc	109,256
699	*	Axcelis Technologies, Inc	3,914
400		Black & Decker Corp	26,440
200		Briggs & Stratton Corp	3,580
1,336		Cummins, Inc	62,552
2,700		Deere & Co	217,188

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

7,480	*	Dell, Inc	$149,002
6,841	*	EMC Corp	98,100
138	*	Emulex Corp	2,241
241	*	Entegris, Inc	1,733
82	*	Flotek Industries, Inc	1,196
600	*	FMC Technologies, Inc	34,134
283		Graco, Inc	10,262
870	*	Grant Prideco, Inc	42,821
9,219	*	Hewlett-Packard Co	420,940
4,900	*	International Business Machines Corp	564,186
124	*	Intevac, Inc	1,606
364	*	Lam Research Corp	13,912
300	*	Lexmark International, Inc (Class A)	9,216
516		Manitowoc Co, Inc	21,053
292		Modine Manufacturing Co	4,231
400		Nordson Corp	21,540
300		Pall Corp	10,521
71	*	Rackable Systems, Inc	648
508	*	Semitool, Inc	4,227
210	*	Sigma Designs, Inc	4,761
200		SPX Corp	20,980
1,000		Tennant Co	39,810
214	*	Terex Corp	13,375
900		Trane, Inc	41,310
83	*	TurboChef Technologies, Inc	541
170	*	Ultratech, Inc	1,634
400	*	Varian Medical Systems, Inc	18,736

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,000,812

INSTRUMENTS AND RELATED PRODUCTS - 6.26%
177	*	Advanced Medical Optics, Inc	3,593
100	*	Affymetrix, Inc	1,741
400		Bard (C.R.), Inc	38,560
3,100		Baxter International, Inc	179,242
370		Beckman Coulter, Inc	23,884
1,500		Becton Dickinson & Co	128,775
200	*	Bruker BioSciences Corp	3,078
365	*	Cepheid, Inc	8,902
1,259		Covidien Ltd	55,711
1,075	*	Credence Systems Corp	1,828
600		Dentsply International, Inc	23,160
5,556		Emerson Electric Co	285,912
104	*	Formfactor, Inc	1,986
129	*	Hologic, Inc	7,172
90	*	Intuitive Surgical, Inc	29,192
564	*	ION Geophysical Corp	7,783
361	*	Ixia	2,801
9,736		Johnson & Johnson	631,574
500		Kla-Tencor Corp	18,550
598	*	LTX Corp	1,878
5,166		Medtronic, Inc	249,879
200	*	Millipore Corp	13,482
71	*	MKS Instruments, Inc	1,519
200		Movado Group, Inc	3,898
1,200		Pitney Bowes, Inc	42,024
178		Roper Industries, Inc	10,580
1,400	*	St. Jude Medical, Inc	60,466
1,500		Stryker Corp	97,575

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,532	*	Thermo Electron Corp	$87,079
300	*	Waters Corp	16,710
2,673		Xerox Corp	40,015
900	*	Zimmer Holdings, Inc	70,074

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,148,623

INSURANCE AGENTS, BROKERS AND SERVICE - 0.48%
500		Brown & Brown, Inc	8,690
1,576	*	Crawford & Co (Class B)	8,274
1,949		Hartford Financial Services Group, Inc	147,676

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	164,640

INSURANCE CARRIERS - 4.10%
2,494		Aetna, Inc	104,972
3,600		Aflac, Inc	233,820
700		Ambac Financial Group, Inc	4,025
600		American Financial Group, Inc	15,336
320	*	AMERIGROUP Corp	8,746
613		Assurant, Inc	37,307
285		Axis Capital Holdings Ltd	9,684
263	*	Centene Corp	3,666
3,300		Chubb Corp	163,284
2,061		Cincinnati Financial Corp	78,400
332		Endurance Specialty Holdings Ltd	12,151
100		Erie Indemnity Co (Class A)	5,119
160		Everest Re Group Ltd	14,325
1,970		Genworth Financial, Inc (Class A)	44,601
150		Hanover Insurance Group, Inc	6,171
400		HCC Insurance Holdings, Inc	9,076
183	*	HealthExtras, Inc	4,546
2,018	*	Lincoln National Corp	104,936
30	*	Markel Corp	13,199
700		MBIA, Inc	8,554
200		Mercury General Corp	8,862
360		MGIC Investment Corp	3,791
177	*	Molina Healthcare, Inc	4,322
300		Nationwide Financial Services, Inc (Class A)	14,184
468		Phoenix Cos, Inc	5,714
200		PMI Group, Inc	1,164
1,800		Principal Financial Group	100,296
3,900		Progressive Corp	62,673
300		Protective Life Corp	12,168
220		Radian Group, Inc	1,445
1,100		Safeco Corp	48,268
4,016		Travelers Cos, Inc	192,166
835		UnumProvident Corp	18,378
700		W.R. Berkley Corp	19,383
234	*	WellCare Health Plans, Inc	9,114
803		XL Capital Ltd (Class A)	23,729

		TOTAL INSURANCE CARRIERS	1,407,575

LEATHER AND LEATHER PRODUCTS - 0.10%
1,184	*	Coach, Inc	35,698

		TOTAL LEATHER AND LEATHER PRODUCTS	35,698

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

LUMBER AND WOOD PRODUCTS - 0.01%
400	*	Champion Enterprises, Inc	$4,012

		TOTAL LUMBER AND WOOD PRODUCTS	4,012

METAL MINING - 0.11%
455	*	Apex Silver Mines Ltd	5,515
1,000		Royal Gold, Inc	30,170
572	*	US Gold Corp	1,453

		TOTAL METAL MINING	37,138

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.34%
200		Callaway Golf Co	2,936
2,982		Mattel, Inc	59,342
1,259		Tyco International Ltd	55,459

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	117,737

MISCELLANEOUS RETAIL - 1.02%
986	*	Amazon.com, Inc	70,302
1,050		Best Buy Co, Inc	43,533
188	*	GSI Commerce, Inc	2,472
700	*	Office Depot, Inc	7,735
200		Petsmart, Inc	4,088
16	*	Priceline.com, Inc	1,934
2,460		Staples, Inc	54,391
300		Tiffany & Co	12,552
3,700		Walgreen Co	140,933
446		World Fuel Services Corp	12,519

		TOTAL MISCELLANEOUS RETAIL	350,459

MOTION PICTURES - 1.21%
97	*	Avid Technology, Inc	2,361
1,119	*	Discovery Holding Co (Class A)	23,745
200		Regal Entertainment Group (Class A)	3,858
18,164		Time Warner, Inc	254,659
3,307	*	Viacom, Inc (Class B)	131,023

		TOTAL MOTION PICTURES	415,646

NONDEPOSITORY INSTITUTIONS - 1.42%
1,099		American Capital Strategies Ltd	37,542
5,353	*	American Express Co	234,033
756	*	AmeriCredit Corp	7,613
173		Asta Funding, Inc	2,410
1,558		Capital One Financial Corp	76,685
500		CapitalSource, Inc	4,835
55	*	Credit Acceptance Corp	854
279		Federal Agricultural Mortgage Corp (Class C)	7,282
206		First Marblehead Corp	1,537
3,900		Freddie Mac	98,748
166	*	Guaranty Financial Group, Inc	1,763
900		MCG Capital Corp	8,181
128	*	MCG Capital Corp	137
202		Nelnet, Inc (Class A)	2,374
105	*	World Acceptance Corp	3,344

		TOTAL NONDEPOSITORY INSTITUTIONS	487,338

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

NONMETALLIC MINERALS, EXCEPT FUELS - 0.22%
900		AMCOL International Corp	$28,107
723		Vulcan Materials Co	48,007

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	76,114

OIL AND GAS EXTRACTION - 5.50%
252		Atlas America, Inc	15,231
122	*	ATP Oil & Gas Corp	3,992
400		Berry Petroleum Co (Class A)	18,596
395	*	Bronco Drilling Co, Inc	6,363
1,029	*	Callon Petroleum Co	18,615
800	*	Cameron International Corp	33,312
400	*	Cheniere Energy, Inc	7,920
2,791		Chesapeake Energy Corp	128,805
615		Cimarex Energy Co	33,665
225	*	Complete Production Services, Inc	5,162
325	*	Contango Oil & Gas Co	20,998
112	*	Dawson Geophysical Co	7,560
300	*	Delta Petroleum Corp	6,762
2,400	*	Denbury Resources, Inc	68,520
400	*	Edge Petroleum Corp	1,612
300	*	Encore Acquisition Co	12,084
980		ENSCO International, Inc	61,368
2,200		Equitable Resources, Inc	129,580
124	*	EXCO Resources, Inc	2,294
399	*	Forest Oil Corp	19,535
249	*	Geokinetics, Inc	4,512
591	*	Geomet, Inc	3,936
900	*	Global Industries Ltd	14,481
92	*	GMX Resources, Inc	3,214
369	*	Goodrich Petroleum Corp	11,100
1,800	*	Grey Wolf, Inc	12,204
530	*	Helix Energy Solutions Group, Inc	16,695
1,008		Helmerich & Payne, Inc	47,245
683	*	McMoRan Exploration Co	11,809
2,560	*	Meridian Resource Corp	3,789
880	*	Nabors Industries Ltd	29,718
1,566	*	National Oilwell Varco, Inc	91,423
964		Noble Corp	47,882
753	*	Parker Drilling Co	4,864
1,754	*	PetroHawk Energy Corp	35,378
200	*	Petroleum Development Corp	13,854
415	*	Petroquest Energy, Inc	7,196
697	*	Pioneer Drilling Co	11,103
1,009		Pioneer Natural Resources Co	49,562
1,122	*	Plains Exploration & Production Co	59,623
1,100	*	Pride International, Inc	38,445
800	*	Quicksilver Resources, Inc	29,224
600		Range Resources Corp	38,070
359		Rowan Cos, Inc	14,784
988		Smith International, Inc	63,459
778	*	Southwestern Energy Co	26,211
500		St. Mary Land & Exploration Co	19,250
100	*	Stone Energy Corp	5,231
1,062	*	Sulphco, Inc	4,429
400	*	Swift Energy Co	17,996
500		Tidewater, Inc	27,555
426	*	Toreador Resources Corp	3,314
1,806		Transocean, Inc	244,171
424	*	TXCO Resources, Inc	5,249
300	*	Unit Corp	16,995
374	*	Venoco, Inc	4,346

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

500		W&T Offshore, Inc	$17,055
300	*	Whiting Petroleum Corp	19,395
3,421		XTO Energy, Inc	211,623

		TOTAL OIL AND GAS EXTRACTION	1,888,364

PAPER AND ALLIED PRODUCTS - 0.86%
208		AbitibiBowater, Inc	2,685
400		Bemis Co	10,172
150	*	Buckeye Technologies, Inc	1,674
245	*	Domtar Corporation	1,673
1,496		International Paper Co	40,691
2,400		Kimberly-Clark Corp	154,920
1,800		MeadWestvaco Corp	48,996
300		Packaging Corp of America	6,699
700		Sonoco Products Co	20,041
500		Temple-Inland, Inc	6,360

		TOTAL PAPER AND ALLIED PRODUCTS	293,911

PETROLEUM AND COAL PRODUCTS - 4.40%
222		Alon USA Energy, Inc	3,377
2,302		Apache Corp	278,128
100		Ashland, Inc	4,730
1,000		Cabot Oil & Gas Corp	50,840
2,734		Devon Energy Corp	285,238
1,676		EOG Resources, Inc	201,120
1,184		Frontier Oil Corp	32,276
148	*	Headwaters, Inc	1,952
1,559		Hess Corp	137,473
453		Holly Corp	19,665
1,567		Murphy Oil Corp	128,713
600	*	Newfield Exploration Co	31,710
1,754		Noble Energy, Inc	127,691
1,000		Sunoco, Inc	52,470
3,000		Valero Energy Corp	147,330
523		Western Refining, Inc	7,045

		TOTAL PETROLEUM AND COAL PRODUCTS	1,509,758

PIPELINES, EXCEPT NATURAL GAS - 0.31%
4,671		Spectra Energy Corp	106,265

		TOTAL PIPELINES, EXCEPT NATURAL GAS	106,265

PRIMARY METAL INDUSTRIES - 1.84%
2,074		Alcoa, Inc	74,788
190		Allegheny Technologies, Inc	13,558
213	*	Brush Engineered Materials, Inc	5,468
489	*	Century Aluminum Co	32,391
177	*	CommScope, Inc	6,165
4,927		Corning, Inc	118,445
350		Gibraltar Industries, Inc	4,106
300		Hubbell, Inc (Class B)	13,107
400	*	LB Foster Co (Class A)	17,224
397		Mueller Industries, Inc	11,453
1,986		Nucor Corp	134,532
139		Olympic Steel, Inc	6,269
150		Quanex Corp	7,761
1,276		Steel Dynamics, Inc	42,159
500		Tredegar Corp	9,105

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

828		United States Steel Corp	$105,048
1,705		Worthington Industries, Inc	28,763

		TOTAL PRIMARY METAL INDUSTRIES	630,342

PRINTING AND PUBLISHING - 0.70%
400		Dun & Bradstreet Corp	32,552
700		EW Scripps Co (Class A)	29,407
2,186		McGraw-Hill Cos, Inc	80,773
200		Meredith Corp	7,650
1,322		New York Times Co (Class A)	24,959
72	*	R.H. Donnelley Corp	364
100		Washington Post Co (Class B)	66,150

		TOTAL PRINTING AND PUBLISHING	241,855

RAILROAD TRANSPORTATION - 0.94%
2,494		CSX Corp	139,839
500	*	Kansas City Southern Industries, Inc	20,055
2,985		Norfolk Southern Corp	162,145

		TOTAL RAILROAD TRANSPORTATION	322,039

REAL ESTATE - 0.04%
480	*	CB Richard Ellis Group, Inc (Class A)	10,387
166	*	Forestar Real Estate Group, Inc	4,135
100		Stewart Enterprises, Inc (Class A)	642

		TOTAL REAL ESTATE	15,164

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.50%
2,400		Nike, Inc (Class B)	163,200
340		Sealed Air Corp	8,585

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	171,785

SECURITY AND COMMODITY BROKERS - 2.81%
692		Ameriprise Financial, Inc	35,880
100		BlackRock, Inc	20,418
4,100		Charles Schwab Corp	77,203
137		CME Group, Inc	64,267
1,237	*	E*Trade Financial Corp	4,775
200		Eaton Vance Corp	6,102
300		Federated Investors, Inc (Class B)	11,748
1,300		Franklin Resources, Inc	126,087
1,610		Goldman Sachs Group, Inc	266,278
205	*	IntercontinentalExchange, Inc	26,753
500		Janus Capital Group, Inc	11,635
2,034	*	Ladenburg Thalmann Financial Services, Inc	3,804
300		Legg Mason, Inc	16,794
4,036		Merrill Lynch & Co, Inc	164,427
188	*	Nasdaq Stock Market, Inc	7,268
180		Nymex Holdings, Inc	16,313
496		NYSE Euronext	30,608
600		SEI Investments Co	14,814
1,200		T Rowe Price Group, Inc	60,000
106		US Global Investors, Inc (Class A)	1,435

		TOTAL SECURITY AND COMMODITY BROKERS	966,609

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

SOCIAL SERVICES - 0.02%
688	*	Capital Senior Living Corp	$5,538

		TOTAL SOCIAL SERVICES	5,538

SPECIAL TRADE CONTRACTORS - 0.04%
75		Chemed Corp	3,165
518	*	Quanta Services, Inc	12,002

		TOTAL SPECIAL TRADE CONTRACTORS	15,167

STONE, CLAY, AND GLASS PRODUCTS - 0.95%
3,766		3M Co	298,079
100		Apogee Enterprises, Inc	1,540
51	*	Cabot Microelectronics Corp	1,640
150		CARBO Ceramics, Inc	6,015
54		Eagle Materials, Inc	1,920
400		Gentex Corp	6,860
241	*	Owens Corning, Inc	4,369
90	*	Owens-Illinois, Inc	5,079

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	325,502

TEXTILE MILL PRODUCTS - 0.01%
200		Oxford Industries, Inc	4,506

		TOTAL TEXTILE MILL PRODUCTS	4,506

TRANSPORTATION BY AIR - 0.64%
101	*	Air Methods Corp	4,885
200	*	Airtran Holdings, Inc	1,320
185	*	Alaska Air Group, Inc	3,630
781	*	AMR Corp	7,045
700	*	Continental Airlines, Inc (Class B)	13,461
1,034	*	ExpressJet Holdings, Inc	2,719
1,338		FedEx Corp	123,992
225	*	JetBlue Airways Corp	1,305
267		Skywest, Inc	5,639
4,089		Southwest Airlines Co	50,704
310		UAL Corp	6,674

		TOTAL TRANSPORTATION BY AIR	221,374

TRANSPORTATION EQUIPMENT - 1.13%
200		American Axle & Manufacturing Holdings, Inc	4,100
400		ArvinMeritor, Inc	5,004
800		Autoliv, Inc	40,160
1,670	*	BE Aerospace, Inc	58,367
1,400		Genuine Parts Co	56,308
1,329		Harley-Davidson, Inc	49,838
660		Harsco Corp	36,551
791	*	Hayes Lemmerz International, Inc	2,207
1,360		Paccar, Inc	61,200
1,353	*	Spirit Aerosystems Holdings, Inc (Class A)	30,010
200		Superior Industries International, Inc	4,150
800	*	Tenneco, Inc	22,352
1,400	*	Visteon Corp	5,264
300		Westinghouse Air Brake Technologies Corp	11,298

		TOTAL TRANSPORTATION EQUIPMENT	386,809

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

TRANSPORTATION SERVICES - 0.04%
150		CH Robinson Worldwide, Inc	$8,160
139		Expeditors International Washington, Inc	6,280

		TOTAL TRANSPORTATION SERVICES	14,440

TRUCKING AND WAREHOUSING - 0.77%
3,644		United Parcel Service, Inc (Class B)	266,085

		TOTAL TRUCKING AND WAREHOUSING	266,085

WATER TRANSPORTATION - 0.10%
400	*	Gulfmark Offshore, Inc	21,888
300	*	Hornbeck Offshore Services, Inc	13,701

		TOTAL WATER TRANSPORTATION	35,589

WHOLESALE TRADE-DURABLE GOODS - 0.51%
800		Barnes Group, Inc	18,360
400		BorgWarner, Inc	17,200
400		Castle (A.M.) & Co	10,800
200		IKON Office Solutions, Inc	1,519
58		Martin Marietta Materials, Inc	6,158
104	*	MWI Veterinary Supply, Inc	3,667
400	*	Patterson Cos, Inc	14,520
900		Reliance Steel & Aluminum Co	53,874
600		W.W. Grainger, Inc	45,834
109	*	WESCO International, Inc	3,977

		TOTAL WHOLESALE TRADE-DURABLE GOODS	175,909

WHOLESALE TRADE-NONDURABLE GOODS - 0.42%
623	*	Akorn, Inc	2,947
600		Allscripts Healthcare Solutions, Inc	6,192
434	*	BMP Sunstone Corp	3,324
500	*	Endo Pharmaceuticals Holdings, Inc	11,970
523		Idearc, Inc	1,904
4,076		Sysco Corp	118,286

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	144,623

		TOTAL COMMON STOCKS (Cost $33,756,692)	34,158,156

MUTUAL FUNDS - 0.03%
410		Kayne Anderson Energy Development Co	10,209

		TOTAL MUTUAL FUNDS (Cost $10,391)	10,209

		TOTAL PORTFOLIO - 99.50% (Cost $33,767,083)	34,168,365
		OTHER ASSETS & LIABILITIES, NET - 0.50%	170,416

		NET ASSETS - 100.00%	$34,338,781

*	Non-income producing

v	Security valued at fair value.

At March 31, 2008, the unrealized appreciation on investments was $401,282, consisting of gross unrealized appreciation of $7,654,394 and gross unrealized depreciation of $7,253,112.

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

STATEMENT OF INVESTMENTS (unaudited)

March 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.98%
HOLDING AND OTHER INVESTMENT OFFICES - 91.31%
14,000	e	Acadia Realty Trust	$338,100
8,900		Alexandria Real Estate Equities, Inc	825,208
30,200		AMB Property Corp	1,643,484
13,900		American Campus Communities, Inc	380,304
8,000		American Land Lease, Inc	164,640
19,000	e	AvalonBay Communities, Inc	1,833,880
6,600		Boardwalk Real Estate Investment Trust	244,337
51,500	e	Boston Properties, Inc	4,741,605
15,400	e	Camden Property Trust	773,080
15,400	e	Corporate Office Properties Trust	517,594
50,000	e	DCT Industrial Trust, Inc	498,000
9,000	e	DiamondRock Hospitality Co	114,030
8,200	e	Digital Realty Trust, Inc	291,100
18,800	e	Douglas Emmett, Inc	414,728
21,700	e	EastGroup Properties, Inc	1,008,182
13,500	e	Entertainment Properties Trust	665,955
4,000	e	Equity Lifestyle Properties, Inc	197,480
40,000		Equity Residential	1,659,600
20,100	e	Essex Property Trust, Inc	2,290,998
46,000	e	Federal Realty Investment Trust	3,585,700
42,600	e	General Growth Properties, Inc	1,626,042
20,000	g,m,v*	GSC Capital Corp	0
59,800		HCP, Inc	2,021,838
158,000	e	Host Marriott Corp	2,515,360
11,500		iShares Dow Jones US Real Estate Index Fund	748,650
6,400	e	Kilroy Realty Corp	314,304
35,600	e	Kimco Realty Corp	1,394,452
28,200		Macerich Co	1,981,614
9,500	e	Maguire Properties, Inc	135,945
87,250	e	Mission West Properties, Inc	824,513
23,000		Nationwide Health Properties, Inc	776,250
28,800	g,m*	People’s Choice Financial Corp	0
37,800	e	Post Properties, Inc	1,459,836
61,600		Prologis	3,625,776
34,000	e	Public Storage, Inc	3,013,080
45,200		Regency Centers Corp	2,927,152
80,600	e	Simon Property Group, Inc	7,488,546
25,200		SL Green Realty Corp	2,053,044
39,900	e	Strategic Hotels & Resorts, Inc	523,887
53,100	e	Taubman Centers, Inc	2,766,510
21,500	e	UDR, Inc	527,180
66,800		Ventas, Inc	2,999,988
45,200	e	Vornado Realty Trust	3,896,692

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	65,808,664

HOTELS AND OTHER LODGING PLACES - 1.94%
19,300	e	Starwood Hotels & Resorts Worldwide, Inc	998,775
8,200	e *	Vail Resorts, Inc	395,978

		TOTAL HOTELS AND OTHER LODGING PLACES	1,394,753

REAL ESTATE - 3.97%
285,000		Allgreen Properties Ltd	254,677
40,000	g,m,v*	Asset Capital Corp, Inc	204,400
32,100		Brookfield Properties Co	619,851

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

50,000		City Developments Ltd	$400,305
295,000		Greentown China Holdings Ltd	276,326
4,495,000		Lai Fung Holdings Ltd	167,494
1,770,000		Shanghai Real Estate Ltd	311,578
48,700	e	Thomas Properties Group, Inc	427,586
410,000	*	Zhong An Real Estate Ltd	198,082

		TOTAL REAL ESTATE	2,860,299

SECURITY AND COMMODITY BROKERS - 1.76%
46,000	*	Corrections Corp of America	1,265,920

		TOTAL SECURITY AND COMMODITY BROKERS	1,265,920

		TOTAL COMMON STOCKS (Cost $74,384,503)	71,329,636

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 48.52%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.80%
$ 1,300,000		Federal Home Loan Bank (FHLB) 0.000%, 04/01/08	1,300,000

SHARES		COMPANY

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 46.72%
33,668,083		State Street Navigator Securities Lending Prime Portfolio	33,668,083

		TOTAL SHORT-TERM INVESTMENTS (Cost $34,968,083)	34,968,083

		TOTAL PORTFOLIO - 147.50% (Cost $109,352,586)	106,297,719
		OTHER ASSETS & LIABILITIES, NET - (47.50)%	(34,229,408)

		NET ASSETS - 100.00%	$72,068,311

*	Non-income producing

e	All or a portion of these securities are out on loan.

g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2008, the value of these securities amounted to $204,400 or 0.28% of net assets.

m	Indicates a security has been deemed illiquid

v	Security valued at fair value.

At March 31, 2008, the unrealized depreciation on investments was $3,054,867, consisting of gross unrealized appreciation of 3,001,677 and gross unrealized depreciation of $6,056,544.

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

STATEMENT OF INVESTMENTS (unaudited)

March 31, 2008

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING+	VALUE

BONDS - 77.55%
CORPORATE BONDS - 20.36%
AMUSEMENT AND RECREATION SERVICES - 0.12%
$ 100,000		Walt Disney Co	5.700%	07/15/11	A2	$106,065

		TOTAL AMUSEMENT AND RECREATION SERVICES				106,065

APPAREL AND ACCESSORY STORES - 0.11%
100,000		Kohl’s Corp	6.250	12/15/17	NR	95,224

		TOTAL APPAREL AND ACCESSORY STORES				95,224

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.05%
50,000		Home Depot, Inc	5.250	12/16/13	Baa1	48,920

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				48,920

BUSINESS SERVICES - 0.06%
63,000		Lamar Media Corp	6.625	08/15/15	Ba3	55,440

		TOTAL BUSINESS SERVICES				55,440

CHEMICALS AND ALLIED PRODUCTS - 0.43%
50,000		Abbott Laboratories	5.600	05/15/11	A1	53,084
100,000		Air Products & Chemicals, Inc	4.150	02/01/13	A2	100,126
50,000		Amgen, Inc	5.850	06/01/17	A2	49,960
125,000		Johnson & Johnson	5.950	08/15/37	Aaa	132,571
50,000		Praxair, Inc	5.250	11/15/14	A2	51,761

		TOTAL CHEMICALS AND ALLIED PRODUCTS				387,502

COMMUNICATIONS - 2.06%
150,000		Alamosa Delaware, Inc	8.500	01/31/12	Baa3	135,375
100,000		America Movil SAB de C.V.	6.125	11/15/37	A3	92,700
50,000		AT&T, Inc	6.500	09/01/37	A2	49,460
100,000		AT&T, Inc	6.300	01/15/38	A2	96,693
100,000		AT&T, Inc	6.150	09/15/34	A2	96,053
100,000		BellSouth Corp	6.875	10/15/31	A2	101,662
100,000		Comcast Corp	6.500	11/15/35	Baa2	94,578
50,000		Comcast Corp	6.950	08/15/37	Baa2	50,100
100,000		Deutsche Telekom International Finance BV	8.250	06/15/30	A3	119,959
100,000		New Cingular Wireless Services, Inc	8.750	03/01/31	A3	121,359
100,000		Rogers Wireless, Inc	7.500	03/15/15	Baa3	105,061
100,000		Sprint Capital Corp	8.750	03/15/32	Baa3	84,500
75,000		Telecom Italia Capital S.A.	5.250	11/15/13	Baa2	70,079
100,000	e	Telefonica Emisiones SAU	6.221	07/03/17	Baa1	100,624
100,000		Time Warner Cable, Inc	5.400	07/02/12	Baa2	98,253
100,000		Time Warner Cable, Inc	5.850	05/01/17	Baa2	95,721
50,000		Verizon Communications Inc	6.400	02/15/38	A3	48,679
200,000		Viacom, Inc	5.750	04/30/11	Baa3	202,130
100,000	e	Vodafone Group plc	6.250	11/30/32	Baa1	94,791

		TOTAL COMMUNICATIONS				1,857,777

DEPOSITORY INSTITUTIONS - 5.83%
210,000	g	BA Covered Bond Issuer	5.500	06/14/12	Aaa	225,996
1,000,000	g	Banco Bilbao Vizcaya Argentaria S.A.	5.750	07/20/17	Aaa	1,114,144
500,000	e	Banco Nacional de Comercio Exterior SNC	3.875	01/21/09	A1	497,600
100,000		Bank of America NA	6.000	10/15/36	Aa1	95,665

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING+	VALUE

$ 200,000		Bank of America NA	5.300	03/15/17	Aa1	$198,651
100,000		Bank One Corp	5.250	01/30/13	Aa3	102,047
50,000	i	BB&T Capital Trust IV	6.820	06/12/57	A1	41,286
225,000	e	Citigroup, Inc	5.125	05/05/14	Aa3	219,886
100,000		Citigroup, Inc	5.100	09/29/11	Aa3	99,879
75,000		Citigroup, Inc	6.875	03/05/38	Aa3	74,947
900,000	g	Depfa ACS Bank	5.125	03/16/37	Aaa	879,006
50,000		Deutsche Bank AG.	5.375	10/12/12	Aa1	52,255
100,000		FIA Card Services NA	4.625	08/03/09	Aaa	101,320
200,000		HSBC Holdings plc	6.500	09/15/37	Aa3	189,728
100,000	i	Huntington Capital III	6.650	05/15/37	Baa1	76,871
250,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	247,214
250,000	g	Nationwide Building Society	5.500	07/18/12	Aaa	271,207
100,000	g,i	Royal Bank of Scotland Group plc	6.990	12/30/49	Aa3	84,890
150,000		Union Bank of California NA	5.950	05/11/16	A1	146,510
100,000		US Bank NA	5.700	12/15/08	Aa2	102,006
100,000		Wachovia Bank NA	5.850	02/01/37	Aa2	84,419
100,000		Wachovia Corp	4.875	02/15/14	A1	97,414
50,000		Wachovia Corp	7.980	12/30/49	A2	49,125
100,000		Wells Fargo & Co	4.875	01/12/11	Aa1	101,735
100,000	e	Wells Fargo Bank NA	4.750	02/09/15	Aa1	97,517

		TOTAL DEPOSITORY INSTITUTIONS				5,251,318

EATING AND DRINKING PLACES - 0.14%
25,000		McDonald’s Corp	5.350	03/01/18	A3	25,306
100,000		McDonald’s Corp	6.300	10/15/37	A3	102,720

		TOTAL EATING AND DRINKING PLACES				128,026

ELECTRIC, GAS, AND SANITARY SERVICES - 1.16%
125,000	g	American Water Capital Corp	6.085	10/15/17	Baa2	130,084
100,000		Atmos Energy Corp	4.000	10/15/09	Baa3	99,520
100,000		Centerpoint Energy, Inc	5.950	02/01/17	Ba1	99,787
100,000		Florida Power & Light Co	4.850	02/01/13	Aa3	104,103
100,000		Nevada Power Co	6.650	04/01/36	Baa3	94,180
50,000		Northern States Power Co	6.250	06/01/36	A2	51,802
103,000		Progress Energy, Inc	7.100	03/01/11	Baa2	110,871
100,000		Southern California Edison Co	5.350	07/15/35	A2	92,158
50,000		Southern California Edison Co	5.550	01/15/37	A2	47,367
100,000		Texas Eastern Transmission LP	7.300	12/01/10	A3	110,139
100,000		Virginia Electric and Power Co	4.750	03/01/13	Baa1	102,334

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				1,042,345

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.30%
250,000		Koninklijke (Royal) Philips Electronics N.V.	6.875	03/11/38	A3	266,668

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				266,668

FOOD AND KINDRED PRODUCTS - 0.53%
94,000		Archer-Daniels-Midland Co	7.125	03/01/13	A2	105,639
50,000		Archer-Daniels-Midland Co	5.450	03/15/18	A2	50,263
60,000		Bottling Group LLC	4.625	11/15/12	Aa2	62,540
100,000		Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	91,863
62,000		Conagra Foods, Inc	6.750	09/15/11	Baa1	66,852
98,000		Conagra Foods, Inc	5.819	06/15/17	Baa2	98,956

		TOTAL FOOD AND KINDRED PRODUCTS				476,113

FOOD STORES - 0.12%
100,000		Kroger Co	6.400	08/15/17	Baa2	105,537

		TOTAL FOOD STORES				105,537

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING+	VALUE
GENERAL MERCHANDISE STORES - 0.40%
$ 220,000		Sears Roebuck Acceptance	6.750	08/15/11	Ba2	$206,773
50,000		Target Corp	6.000	01/15/18	A2	51,183
100,000		Wal-Mart Stores, Inc	4.125	02/15/11	Aa2	102,351

		TOTAL GENERAL MERCHANDISE STORES				360,307

HEALTH SERVICES - 0.11%
100,000		Quest Diagnostics, Inc	6.400	07/01/17	Baa3	100,611

		TOTAL HEALTH SERVICES				100,611

HOLDING AND OTHER INVESTMENT OFFICES - 0.23%
50,000		BHP Billiton Finance Ltd	5.400	03/29/17	A1	48,683
100,000		iStar Financial, Inc	5.700	03/01/14	Baa2	72,000
90,000		Sungard Data Systems, Inc	10.250	08/15/15	Caa1	90,450

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				211,133

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.22%
200,000		Caterpillar Financial Services Corp	2.700	07/15/08	A2	199,545

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				199,545

INSTRUMENTS AND RELATED PRODUCTS - 0.22%
100,000		Medtronic, Inc	4.750	09/15/15	NR	97,953
100,000		Xerox Corp	7.625	06/15/13	Baa2	103,388

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				201,341

INSURANCE CARRIERS - 0.75%
100,000		American International Group, Inc	5.050	10/01/15	Aa2	97,528
100,000	i	Chubb Corp	6.375	03/29/37	A3	93,148
100,000		Chubb Corp	6.000	05/11/37	A2	89,791
100,000		Metlife, Inc	5.000	06/15/15	A2	98,277
100,000	g	Principal Life Global Funding I	5.125	10/15/13	Aa2	104,983
100,000	g	Prudential Funding LLC	6.750	09/15/23	A1	99,176
100,000		Travelers Property Casualty Corp	6.375	03/15/33	A3	96,905

		TOTAL INSURANCE CARRIERS				679,808

METAL MINING - 0.17%
50,000		Barrick Gold Finance Co	4.875	11/15/14	Baa1	49,296
100,000	g	Corp Nacional del Cobre de Chile - CODELCO	4.750	10/15/14	Aa3	99,721

		TOTAL METAL MINING				149,017

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.11%
100,000	g	Controladora Mabe S.A. C.V.	6.500	12/15/15	NR	99,000

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				99,000

MOTION PICTURES - 0.22%
100,000		Historic TW, Inc	6.625	05/15/29	Baa2	93,766
100,000		News America, Inc	5.300	12/15/14	Baa2	100,011

		TOTAL MOTION PICTURES				193,777

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING+	VALUE

NONDEPOSITORY INSTITUTIONS - 2.08%
$ 100,000		American Express Centurion Bank	6.000	09/13/17	NR	$97,006
100,000	e	Countrywide Home Loans, Inc	3.250	05/21/08	Baa3	98,070
50,000		General Electric Capital Corp	6.000	06/15/12	Aaa	53,310
450,000		General Electric Capital Corp	5.500	06/04/14	Aaa	468,867
100,000		HSBC Finance Corp	5.250	01/14/11	Aa3	99,655
125,000	e	HSBC Finance Corp	5.900	06/19/12	Aa3	125,292
200,000	e	HSBC Finance Corp	4.750	07/15/13	Aa3	196,614
100,000		International Lease Finance Corp	5.650	06/01/14	A1	96,029
300,000	e	Kreditanstalt fuer Wiederaufbau	4.375	03/15/18	Aaa	306,926
100,000	e	MBNA Corp	6.125	03/01/13	Aa1	106,921
100,000		Residential Capital LLC	8.125	11/21/08	B2	69,000
100,000		Residential Capital LLC	8.500	06/01/12	B2	49,000
5,000		Residential Capital LLC	8.500	04/17/13	B2	2,425
100,000		Toyota Motor Credit Corp	2.875	08/01/08	Aaa	99,838

		TOTAL NONDEPOSITORY INSTITUTIONS				1,868,953

OIL AND GAS EXTRACTION - 0.88%
100,000		Baker Hughes, Inc	6.875	01/15/29	A2	110,810
50,000		BJ Services Co	5.750	06/01/11	Baa1	52,218
100,000		Candian Natural Resources Ltd	5.150	02/01/13	Baa2	102,012
100,000		Husky Energy Inc	6.800	09/15/37	Baa2	101,623
100,000		Nexen, Inc	6.400	05/15/37	Baa2	95,764
125,000		Petrobras International Finance Co (PIFCO)	5.875	03/01/18	Baa1	120,318
100,000		Weatherford International, Inc	5.950	06/15/12	Baa1	104,242
100,000		XTO Energy, Inc	6.250	04/15/13	Baa2	108,677

		TOTAL OIL AND GAS EXTRACTION				795,664

PAPER AND ALLIED PRODUCTS - 0.20%
90,000		Cenveo Corp	7.875	12/01/13	B3	72,900
100,000		Kimberly-Clark Corp	6.625	08/01/37	A2	109,449

		TOTAL PAPER AND ALLIED PRODUCTS				182,349

PETROLEUM AND COAL PRODUCTS - 0.15%
100,000	g	GS Caltex Corp	5.500	04/24/17	Baa1	88,156
50,000		Valero Energy Corp	6.625	06/15/37	Baa3	47,793

		TOTAL PETROLEUM AND COAL PRODUCTS				135,949

PIPELINES, EXCEPT NATURAL GAS - 0.11%
100,000		TransCanada Pipelines Ltd	5.850	03/15/36	A2	94,957

		TOTAL PIPELINES, EXCEPT NATURAL GAS				94,957

PRIMARY METAL INDUSTRIES - 0.22%
100,000	g	Xstrata Finance Canada Ltd	5.500	11/16/11	Baa2	102,602
100,000	g	Xstrata Finance Canada Ltd	6.900	11/15/37	Baa2	96,655

		TOTAL PRIMARY METAL INDUSTRIES				199,257

PRINTING AND PUBLISHING - 0.42%
100,000	e	Idearc, Inc	8.000	11/15/16	B2	64,750
122,000		Morris Publishing Group LLC	7.000	08/01/13	B2	69,540
250,000		Thomson Corp	5.700	10/01/14	Baa1	247,201

		TOTAL PRINTING AND PUBLISHING				381,491

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING+	VALUE

RAILROAD TRANSPORTATION - 0.21%
$ 100,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	$91,542
100,000		Union Pacific Corp	5.750	11/15/17	Baa2	101,245

		TOTAL RAILROAD TRANSPORTATION				192,787

SECURITY AND COMMODITY BROKERS - 1.87%
100,000		Bear Stearns Cos, Inc	6.400	10/02/17	Baa1	98,740
100,000		Burlington Resources Finance Co	7.200	08/15/31	A2	115,800
100,000		Credit Suisse USA, Inc	5.500	08/16/11	Aa1	103,561
100,000		Eaton Vance Corp	6.500	10/02/17	A3	106,632
100,000	i	Goldman Sachs Capital II	5.793	12/30/49	A2	66,610
100,000	e	Goldman Sachs Group, Inc	5.000	01/15/11	Aa3	101,880
100,000	e	Goldman Sachs Group, Inc	5.150	01/15/14	Aaa	98,539
25,000		Goldman Sachs Group, Inc	5.950	01/18/18	Aa3	24,756
25,000		Goldman Sachs Group, Inc	6.750	10/01/37	A1	23,258
100,000	i	Lehman Brothers Holdings Capital Trust V	5.857	12/30/49	A3	63,250
100,000		Lehman Brothers Holdings, Inc	5.250	02/06/12	A1	96,494
50,000	i	Lehman Brothers Holdings, Inc	6.000	05/03/32	Aaa	39,951
100,000		Morgan Stanley	5.750	10/18/16	Aa3	96,700
250,000		Morgan Stanley	5.550	04/27/17	Aa3	235,104
480,000	g	Nuveen Investments, Inc	10.500	11/15/15	B3	411,600

		TOTAL SECURITY AND COMMODITY BROKERS				1,682,875

TRANSPORTATION BY AIR - 0.11%
100,000		FedEx Corp	3.500	04/01/09		99,415

		TOTAL TRANSPORTATION BY AIR				99,415

TRANSPORTATION EQUIPMENT - 0.49%
100,000	g	BAE Systems Holdings, Inc	6.400	12/15/11	Baa2	108,169
100,000	e	Boeing Co	6.125	02/15/33	A2	105,880
100,000		General Dynamics Corp	3.000	05/15/08	A2	99,973
75,000		Honeywell International, Inc	5.700	03/15/37	A2	74,159
50,000		Lockheed Martin Corp	6.150	09/01/36	Baa1	51,639

		TOTAL TRANSPORTATION EQUIPMENT				439,820

WHOLESALE TRADE-DURABLE GOODS - 0.05%
50,000		MidAmerican Energy Co	5.800	10/15/36	A2	47,511

		TOTAL WHOLESALE TRADE-DURABLE GOODS				47,511

WHOLESALE TRADE-NONDURABLE GOODS - 0.23%
100,000		Procter & Gamble Co	4.950	08/15/14	Aa3	104,640
100,000		Procter & Gamble Co	5.550	03/05/37	Aa3	99,852

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				204,492

		TOTAL CORPORATE BONDS (Cost $18,646,098)				18,340,994

GOVERNMENT BONDS - 57.19%
AGENCY SECURITIES - 10.08%
550,000		Federal Farm Credit Bank (FFCB)	3.375	07/15/08	Aaa	551,495
550,000		FFCB	4.125	04/15/09	Aaa	560,383
1,000,000		Federal Home Loan Bank (FHLB)	5.000	10/16/09	Aaa	1,013,688
1,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.500	05/29/13	Aaa	1,006,628
200,000		FHLMC	5.750	06/27/16	Aa2	220,193
1,500,000		FHLMC	5.125	10/18/16	Aaa	1,615,543
1,575,000		FHLMC	5.125	11/17/17	Aaa	1,689,342
1,000,000		Federal National Mortgage Association (FNMA)	5.100	09/10/09	Aaa	1,011,362
500,000	e	FNMA	5.375	06/12/17	Aaa	549,133

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING+	VALUE

$ 336,827		FNMA	6.000	06/01/36	A	$345,595
100,000		FNMA	5.625	07/15/37	Aaa	111,371
375,000		Totem Ocean Trailer Express, Inc	4.514	12/18/19	NR	399,098

		TOTAL AGENCY SECURITIES				9,073,831

FOREIGN GOVERNMENT BONDS - 3.66%
250,000		Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	265,342
100,000		China Development Bank	5.000	10/15/15	A1	99,502
100,000		Development Bank of Japan	4.250	06/09/15	Aaa	103,373
100,000		Eksportfinans A/S	5.000	02/14/12	Aaa	106,460
100,000	g	Emirate of Abu Dhabi	5.500	08/02/12	Aa2	107,892
100,000		European Investment Bank	4.875	02/15/36	Aaa	100,787
250,000	g	Federal Republic of Germany	3.875	06/01/10	Aaa	255,918
100,000		Israel Government International Bond	5.500	11/09/16	A2	105,024
100,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	109,122
100,000		Mexico Government International Bond	6.050	01/11/40	Baa1	99,750
1,000,000	e	Province of Manitoba Canada	4.450	04/12/10	Aa1	1,041,770
100,000		Province of Ontario	4.750	01/19/16	Aa1	105,660
190,000		Province of Ontario	2.750	02/22/11	Aa1	190,123
500,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	602,365

		TOTAL FOREIGN GOVERNMENT BONDS				3,293,088

MORTGAGE BACKED SECURITIES - 31.70%
376,781		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	02/01/19		381,875
295,016		FGLMC	4.500	07/01/20		293,824
362,525		FGLMC	5.000	07/01/33		360,010
302,830		FGLMC	5.000	11/01/33		300,729
547,404		FGLMC	6.000	11/01/33		564,405
75,450		FGLMC	6.500	05/01/36		78,335
148,266		FGLMC	6.500	12/01/36		152,558
646,200		FGLMC	5.500	04/01/37		653,149
744,208		FGLMC	5.500	05/01/37		752,211
378,295		FGLMC	6.000	08/01/37		388,274
102,866	h	Federal Home Loan Mortgage Corp (FHLMC)	4.500	07/01/33		99,375
121,507	i	FHLMC	5.075	02/01/36		121,942
584,759	i	FHLMC	5.800	07/01/36		601,395
111,626	i	FHLMC	5.005	09/01/36		112,228
81,371	i	FHLMC	5.897	09/01/36		83,269
358,694	i	FHLMC	6.119	09/01/36		366,676
287,524	i	FHLMC	5.672	03/01/37		292,627
348,751	i	FHLMC	5.790	03/01/37		354,328
465,962	i	FHLMC	5.885	04/01/37		497,714
258,625	i	FHLMC	6.130	05/01/37		263,801
310,935		Federal National Mortgage Association (FNMA)	6.282	12/01/08		314,044
29,080		FNMA	5.000	06/01/13		29,810
1,697,458		FNMA	4.558	01/01/15		1,704,122
134,499		FNMA	5.500	04/01/18		138,045
98,635		FNMA	5.500	05/01/18		101,192
150,000		FNMA	4.000	02/25/19		144,967
155,850		FNMA	4.500	03/01/19		155,586
350,501		FNMA	5.500	07/01/20		359,118
255,385		FNMA	4.500	12/01/20		254,501
159,355	h	FNMA	4.500	03/01/23		158,628
237,351		FNMA	5.500	02/01/24		241,744
546,704		FNMA	5.500	07/01/24		556,410
20,211		FNMA	5.500	09/01/24		20,570
864,767		FNMA	5.500	07/01/33		875,796
233,206		FNMA	5.500	07/01/33		236,181
552,078		FNMA	5.500	07/01/33		559,119
340,536		FNMA	4.500	08/01/33		329,145

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING+	VALUE

$ 449,559		FNMA	4.500	09/01/33		$434,831
720,093		FNMA	6.000	10/01/33		741,409
301,627		FNMA	5.000	11/01/33		299,373
1,497,114		FNMA	5.500	11/01/33		1,516,206
1,194,265		FNMA	5.000	03/01/34		1,185,337
664,691		FNMA	5.000	03/01/34		659,723
171,999		FNMA	5.500	04/01/34		174,066
99,091		FNMA	5.000	08/01/34		98,339
64,858		FNMA	6.500	02/01/35		67,390
1,259,467	d	FNMA	5.000	02/25/35		1,286,485
300,502		FNMA	5.500	04/01/35		304,114
93,900		FNMA	7.500	06/01/35		100,361
132,394		FNMA	5.500	07/01/35		133,917
50,636		FNMA	7.500	07/01/35		54,120
445,601		FNMA	5.500	09/01/35		451,284
423,512	i	FNMA	5.961	07/01/36		433,012
305,515	i	FNMA	5.987	07/01/36		311,844
167,128		FNMA	6.500	09/01/36		173,248
246,489		FNMA	6.000	10/01/36		252,789
139,545		FNMA	6.500	12/01/36		143,348
142,650		FNMA	7.000	02/01/37		149,841
481,995		FNMA	5.500	03/01/37		487,012
417,928		FNMA	6.500	03/01/37		433,201
232,091		FNMA	7.000	04/01/37		243,791
260,417		FNMA	6.000	07/01/37		267,008
59,616		FNMA	6.500	08/01/37		61,795
295,046		FNMA	6.500	10/01/37		305,828
147,202		FNMA	7.000	11/01/37		154,622
246,732		FNMA	5.500	01/01/38		249,301
28,975		FNMA	6.500	01/01/38		30,034
1,798,255	h	FNMA	5.500	02/01/38		1,817,020
648,605	h	FNMA	5.500	02/01/38		655,375
16,985		FNMA	6.500	02/01/38		17,606
239,020		FNMA	6.500	03/01/38		247,758
32,985		FNMA	6.500	03/01/38		34,191
108,930		FNMA	6.500	03/01/38		112,913
76,944		FNMA	6.500	03/01/38		79,757
65,957		FNMA	7.000	03/01/38		69,284
104,931		FNMA	7.000	03/01/38		110,224
49,957		FNMA	7.000	03/01/38		52,477
383,388		Government Natioanal Mortgage Association (GNMA)	5.500	07/20/33		391,086
305,845		GNMA	5.000	06/15/34		306,334
498,637		GNMA	5.000	01/15/38		499,300
58,997		GNMA	5.000	03/15/34		59,092

		TOTAL MORTGAGE BACKED SECURITIES				28,553,749

MUNICIPAL BONDS - 0.11%
100,000	i	State of Wisconsin	10.800	05/01/32	Aaa	100,000

		TOTAL MUNICIPAL BONDS				100,000

U.S. TREASURY SECURITIES - 11.64%
531,640		United States Treasury Bond	2.375	04/15/11		571,181
2,468,000		United States Treasury Bond	2.750	02/28/13		2,501,934
600,000		United States Treasury Bond	3.625	05/15/13		633,703
558,000		United States Treasury Bond	4.750	08/15/17		617,375
342,000	e	United States Treasury Bond	4.250	11/15/17		364,898
106,000	e	United States Treasury Bond	3.500	02/15/18		106,613
1,199,000		United States Treasury Bond	4.750	02/15/37		1,289,580
200,000	e	United States Treasury Bond	5.000	05/15/37		223,734
3,676,266		United States Treasury Inflation Indexed Bonds	0.875	04/15/10		3,762,139

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING+	VALUE

$ 1,000,000	j	United States Treasury Strip Principal	0.000	08/15/27		$415,142

		TOTAL U.S. TREASURY SECURITIES				10,486,299

		TOTAL GOVERNMENT BONDS (Cost $50,343,895)				51,506,967

STRUCTURED ASSETS - 19.52%
ASSET BACKED - 12.88%
250,000		AmeriCredit Automobile Receivables Trust Series 2006-AF (Class A4)	5.640	09/06/13	Aaa	253,249
500,000		AmeriCredit Automobile Receivables Trust Series 2007-BF (Class A3A)	5.160	04/06/12	Aaa	499,048
430,339		Bank of America Alternative Loan Trust Series 2004-7 (Class 2A1)	6.000	08/25/34	Aaa	437,871
200,000		Capital One Auto Finance Trust Series 2007-B (Class A3A)	5.030	04/15/12	Aaa	194,155
672,776		Centex Home Equity Series 2002-A (Class AF6)	5.540	01/25/32	Aaa	671,250
400,000		Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	353,338
444,136	i	Chase Funding Loan Acquisition Trust Series 2001-C2 (Class IA5)	6.468	02/25/13	Aaa	440,154
408,712	i	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1B)	5.700	02/25/35	Baa2	204,173
181,046		CIT Equipment Collateral Series 2005-VT1 (Class A4)	4.360	11/20/12	Aaa	181,135
341,152		CIT Group Home Equity Loan Trust Series 2002-2 (Class MF2)	6.390	12/25/30	A3	229,584
1,000,000		Flagstar Home Equity Loan Trust Series 2007-1A (Class AF3)	5.781	01/25/35	Aaa	817,825
250,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590	10/25/29	Aaa	222,180
250,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	10/25/29	Aaa	182,872
139,804	i	GSAA Trust Series 2004-3 (Class AF3)	5.691	04/25/34	Aaa	140,312
1,000,000	d	Hertz Vehicle Financing LLC Series 2005-1A (Class A3)	5.010	02/25/11	Aaa	966,147
100,000		Hertz Vehicle Financing LLC Series 2005-1A (Class A5)	5.080	11/25/11	Aaa	92,082
641,169		HFC Home Equity Loan Asset Backed Certificates Series 2007-1 (Class A1F)	5.910	03/20/36	Aaa	641,186
1,000,000		Household Automotive Trust Series 2006-3 (Class A4)	5.340	09/17/13	Aaa	1,023,505
250,000		JPMorgan Auto Receivables Trust Series 2007-A (Class A3)	5.190	02/15/11	Aaa	252,141
185,313		Marriott Vacation Club Owner Trust Series 2006-1A (Class A)	5.737	04/20/28	Aaa	193,775
541,555		Marriott Vacation Club Owner Trust Series 2006-2A (Class A)	5.362	10/20/28	Aaa	564,388
39,054	m,v	New York City Tax Lien Series 2006-AA (Class A)	5.930	11/10/19	Aaa	39,079
250,000		Renaissance Home Equity Loan Trust Series 2006-3 (Class AF3)	5.586	11/25/36	Aaa	242,043
100,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI1 (Class M2)	6.060	02/25/36	Aa2	39,128
250,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI5 (Class A2)	5.520	04/25/21	A3	209,551
1,000,000	i	Residential Funding Mortgage Securities II, Inc Series 2006-HSA2 (Class AI3)	5.550	03/25/36	A3	655,011
185,309	m	Sierra Receivables Funding Co Series 2006-1A (Class A1)	5.840	05/20/18	Aaa	169,556
976,988	m,v	Sonic Capital LLC Series 2006-1A (Class A2)	5.096	12/20/31	Aaa	899,402
293,538	m,v	Wachovia Amortization Controlled Heloc NIM Series 2006-N1 (Class N1)	5.683	08/12/47	A3	281,564
500,000		Wachovia Auto Loan Owner Trust Series 2006-2A (Class A3)	5.230	08/22/11	Aaa	504,448

		TOTAL ASSET BACKED				11,600,152

OTHER MORTGAGE BACKED SECURITIES - 6.64%
200,000	i	Banc of America Commercial Mortgage, Inc Series 2007-2 (Class A2)	5.634	04/10/49	NR	196,699
126,850		Banc of America Mortgage Securities, Inc Series 2006-1 (Class A8)	6.000	05/25/36	Aaa	127,847
100,000		Bear Stearns Commercial Mortgage Securities Series 2006-PW11 (Class A4)	5.457	03/11/39	NR	99,565
175,000		Bear Stearns Commercial Mortgage Securities Series 2006-PW13 (Class A4)	5.540	09/11/41	NR	173,396
150,000	i	Bear Stearns Commercial Mortgage Securities Series 2006-T22 (Class A4)	5.465	04/12/38	Aaa	149,974
75,000		Bear Stearns Commercial Mortgage Securities Series 2006-T24 (Class A4)	5.537	10/12/41	Aaa	74,240
100,000		Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 (Class A5)	5.617	10/15/48	Aaa	99,419
75,000		Countrywide Alternative Loan Trust Series 2004-29CB (Class A7)	5.375	01/25/35	NR	69,406
105,582		Countrywide Alternative Loan Trust Series 2004-30CB (Class 1A15)	5.500	08/25/16	Aaa	97,232
211,240		Countrywide Home Loan Mortgage Pass Through Trust Series 2005-17 (Class 1A10)	5.250	09/25/35	Aaa	207,862
202,023		Countrywide Home Loan Mortgage Pass Through Trust Series 2007-3 (Class A10)	6.000	04/25/37	NR	201,450

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING+	VALUE

$ 100,000	i	Credit Suisse Mortgage Capital Certificates Series 2006-C1 (Class A4)	5.555	02/15/39	Aaa	$99,661
100,000		Credit Suisse Mortgage Capital Certificates Series 2006-C4 (Class A3)	5.467	09/15/39	Aaa	98,334
250,000		Credit Suisse Mortgage Capital Certificates Series 2006-C5 (Class A3)	5.311	12/15/39	Aaa	242,835
114,231		First Horizon Asset Securities, Inc Series 2003-9 (Class 1A4)	5.500	11/25/33	Aaa	114,588
100,000	i	GE Capital Commercial Mortgage Corp Series 2005-C3 (Class A5)	4.979	07/10/45	NR	97,025
200,000		Greenwich Capital Commercial Funding Corp Series 2007-GG11 (Class A2)	5.597	12/10/49	NR	194,181
50,000		GS Mortgage Securities Corp II Series 2006-GG8 (Class A4)	5.560	11/10/39	Aaa	49,519
250,000	i	GS Mortgage Securities Corp II Series 2007-GG10 (Class A2)	5.778	08/10/45	Aaa	247,271
750,000		JP Morgan Chase Commercial Mortgage Securities Corp Series 2002-C1 (Class A3)	5.376	07/12/37	Aaa	754,958
150,000	i	JP Morgan Chase Commercial Mortgage Securities Corp Series 2006-LDP7 (Class A2)	5.861	04/15/45	Aaa	150,346
100,000		JP Morgan Chase Commercial Mortgage Securities Corp Series 2007-CB18 (Class A4)	5.440	06/12/47	Aaa	97,115
25,000	i	LB-UBS Commercial Mortgage Trust Series 2006-C3 (Class A4)	5.661	03/15/39	Aaa	25,073
500,000	i	Merrill Lynch Mortgage Trust Series 2004-BPC1 (Class AJ)	4.922	10/12/41	A	439,516
55,000	i	Merrill Lynch Mortgage Trust Series 2005-LC1 (Class A4)	5.291	01/12/44	Aaa	54,780
75,000	i	Merrill Lynch Mortgage Trust Series 2006-C1 (Class A4)	5.658	05/12/39	NR	75,500
75,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-1 (Class A4)	5.426	02/12/39	NR	74,458
200,000		Morgan Stanley Capital I Series 2005-HQ5 (Class A2)	4.809	01/14/42	NR	198,722
102,000	i	Morgan Stanley Capital I Series 2006-HQ9 (Class A4)	5.731	07/12/44	Aaa	102,312
50,000	i	Morgan Stanley Capital I Series 2006-IQ11 (Class AJ)	5.777	10/15/42	NR	41,508
250,000		Morgan Stanley Capital I Series 2007-HQ11 (Class A31)	5.439	02/12/44	Aaa	243,892
100,000		Residential Accredit Loans, Inc Series 2005-QS17 (Class A1)	6.000	12/25/35	Aaa	86,346
100,000		Wachovia Bank Commercial Mortgage Trust Series 2007-C30 (Class AM)	5.383	12/15/43	Aaa	89,052
200,000		Wachovia Bank Commercial Mortgage Trust Series 2007-C31 (Class A2)	5.421	04/15/47	Aaa	195,158
651,304		Wells Fargo Mortgage Backed Securities Trust Series 2005-1 (Class 2A1)	5.000	01/25/20	Aaa	636,337
86,977	i	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR4 (Class 1A1)	5.857	04/25/36	NR	78,783

		TOTAL OTHER MORTGAGE BACKED SECURITIES				5,984,360

		TOTAL STRUCTURED ASSETS (Cost $18,958,547)				17,584,512

SHARES		COMPANY

PREFERRED STOCKS - 0.93%
DEPOSITORY INSTITUTIONS - 0.10%
4,000	e	Bank of America Corp	6.204	12/30/49	Aa3	86,960

		TOTAL DEPOSITORY INSTITUTIONS				86,960

NONDEPOSITORY INSTITUTIONS - 0.83%
6,520	e	Federal Home Loan Mortgage Corp (FHLMC)	8.375	12/30/49	Aa3	159,088
24,609	e	Federal National Mortgage Association (FNMA)	8.250	12/30/49	Aa3	591,846

		TOTAL NONDEPOSITORY INSTITUTIONS				750,934

		TOTAL PREFERRED STOCKS (Cost $878,225)				837,894

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 8.86%
U.S GOVERNMENT AND AGENCIES DISCOUNT NOTES - 4.16%
$ 3,750,000		Federal Home Loan Bank (FHLB)	0.000	04/01/08		3,750,000

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Bond Fund

SHARES	COMPANY

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.70%
4,228,361	State Street Navigator Securities Lending Prime Portfolio	$4,228,361

	TOTAL SHORT TERM INVESTMENTS (Cost $7,978,361)	7,978,361

	TOTAL PORTFOLIO - 106.86% (Cost $96,805,126)	96,248,728
	OTHER ASSETS & LIABILITIES, NET - (6.86)%	(6,182,120)

	NET ASSETS - 100.0%	$90,066,608

+	As provided by Moody’s Investors Service (unaudited).

d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.

e	All or a portion of these securities are out on loan.

g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.

At March 31, 2008, the value of these securities amounted to $4,279,199 or 4.75% of net assets.

h	These securities were purchased on a delayed delivery basis.

i	Floating rate or variable rate securities reflects the rate at March 31, 2008.

j	Zero coupon

m	Indicates a security has been deemed illiquid.

v	Security valued at fair value.

ABBREVIATION:

NR - Not Rated

At March 31, 2008, the unrealized depreciation on investments was $556,398, consisting of gross unrealized appreciation of $1,707,498 and gross unrealized depreciation of $2,263,896.

See Notes to Statement of Investments

TIAA-CREF LIFE MUTUAL FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

STATEMENT OF INVESTMENTS (unaudited)

March 31, 2008

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT TERM INVESTMENTS - 100.02%
BANK ACCEPTANCES - 1.23%
$ 505,000	JPMorgan Chase Bank NA	0.000%	04/21/08	$504,116
800,000	Wachovia Bank NA	0.000	05/23/08	794,973

	TOTAL BANKERS ACCEPTANCE			1,299,089

BANK NOTES - 1.03%
1,090,000	Wells Fargo Bank NA	2.530	04/28/08	1,090,000

	TOTAL BANK NOTES			1,090,000

CERTIFICATES OF DEPOSIT - 12.16%
375,000	Abbey National North America LLC	3.800	05/06/08	375,004
970,000	Abbey National North America LLC	2.750	06/09/08	970,037
1,000,000	Abbey National North America LLC	2.690	06/10/08	1,000,039
1,500,000	American Express Bank FSB	3.050	05/19/08	1,500,040
1,000,000	American Express Bank FSB	4.080	07/14/08	1,000,056
1,000,000	Banco Bilbao Vizcaya Argentaria S.A.	4.140	06/16/08	1,000,685
1,500,000	Bank of Montreal	3.050	05/06/08	1,500,014
935,000	Bank of Montreal	3.040	05/16/08	935,023
515,000	Bank of Nova Scotia	4.310	04/08/08	515,000
1,170,000	Bank of Nova Scotia	2.950	05/12/08	1,170,000
1,000,000	Toronto-Dominion Holdings	2.950	05/01/08	1,000,000
930,000	Toronto-Dominion Holdings	2.950	08/27/08	930,000
950,000	Wells Fargo Bank NA	2.410	04/30/08	950,000

	TOTAL CERTIFICATES OF DEPOSIT			12,845,898

COMMERCIAL PAPER - 64.45%
500,000	Abbey National North America LLC		06/09/08	497,269
500,000	Alcon Capital Corp		06/12/08	497,410
245,000	Anheuser-Busch Cos, Inc		04/30/08	244,414
1,085,000	Bank of America Corp		05/01/08	1,082,306
550,000	Bank of America Corp		07/01/08	546,010
1,000,000	Bank of Scotland		05/21/08	994,819
1,630,000	Bank of Scotland		06/10/08	1,621,094
845,000	Barclays Bank plc		04/04/08	844,718
415,000	BMW US Capital LLC		04/09/08	414,742
1,000,000	BMW US Capital LLC		05/20/08	997,142
240,000	Canadian Imperial Holding, Inc		04/04/08	239,938
2,500,000	Canadian Imperial Holding, Inc		04/14/08	2,497,292
505,000	Ciesco LLC		04/15/08	504,372
1,740,000	Ciesco LLC		05/02/08	1,735,265
900,000	Citigroup Funding, Inc		06/11/08	894,853
1,500,000	Citigroup Funding, Inc		06/19/08	1,491,508
1,000,000	Coca-Cola Co		04/08/08	999,417
870,000	Coca-Cola Co		04/17/08	868,956
1,000,000	Corporate Asset Funding Corp		05/13/08	996,967
700,000	Danske Corp		04/03/08	699,825
500,000	Danske Corp		04/17/08	499,444
1,000,000	General Electric Capital Corp		06/02/08	995,126
1,700,000	General Electric Capital Corp		06/18/08	1,689,539
1,290,000	Goldman Sachs Group, Inc (The)		04/09/08	1,289,283
400,000	Govco LLC		04/07/08	399,710
2,500,000	Govco LLC		06/13/08	2,486,039
1,160,000	Greenwich Capital Holdings Inc		05/22/08	1,152,967
1,080,000	HSBC Finance Corp		04/10/08	1,079,236
1,000,000	HSBC Finance Corp		06/03/08	995,013

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 1,500,000	IBM International Group		04/22/08	$1,497,767
500,000	IBM International Group		04/29/08	498,942
1,000,000	ING US Funding LLC		04/15/08	998,837
1,000,000	ING US Funding LLC		06/20/08	994,267
900,000	ING US Funding LLC		07/10/08	893,575
2,000,000	Johnson & Johnson		06/12/08	1,990,960
300,000	JPMorgan Chase Bank NA		04/17/08	299,384
1,310,000	JPMorgan Chase Bank NA		04/22/08	1,307,617
550,000	JPMorgan Chase Bank NA		08/05/08	545,091
1,000,000	Kitty Hawk Funding Corp		05/13/08	996,500
1,000,000	Lloyds Bank plc		05/20/08	995,998
500,000	Nestle Capital Corp		04/18/08	499,355
960,000	Nestle Capital Corp		04/25/08	958,246
525,000	Nestle Capital Corp		05/30/08	523,322
400,000	Nestle Capital Corp		03/10/09	390,891
1,495,000	Paccar Financial Corp		04/03/08	1,494,818
600,000	Paccar Financial Corp		04/11/08	599,313
885,000	Paccar Financial Corp		05/29/08	881,150
509,000	Park Avenue Receivables Corp (PARCO)		04/01/08	509,000
1,000,000	Park Avenue Receivables Corp (PARCO)		05/29/08	995,811
990,000	PepsiCo, Inc		04/10/08	989,371
730,000	PepsiCo, Inc		04/21/08	729,088
355,000	Pfizer, Inc		05/15/08	353,087
1,000,000	Pfizer, Inc		08/28/08	989,446
500,000	Private Export Funding Corp		04/01/08	500,000
500,000	Private Export Funding Corp		05/28/08	497,768
800,000	Private Export Funding Corp		06/23/08	793,323
1,000,000	Private Export Funding Corp		06/27/08	994,683
585,000	Procter & Gamble International		04/17/08	584,480
905,000	Rabobank USA Financial Corp		04/03/08	904,861
563,000	Ranger Funding Co LLC		04/18/08	561,631
1,015,000	Ranger Funding Co LLC		04/21/08	1,013,083
1,000,000	Ranger Funding Co LLC		04/24/08	997,393
600,000	Royal Bank of Canada		05/12/08	597,465
1,000,000	Societe Generale North America, Inc		05/08/08	995,776
325,000	Societe Generale North America, Inc		07/11/08	321,380
1,000,000	Svensk Exportkredit AB		05/05/08	996,874
500,000	Svensk Exportkredit AB		06/16/08	497,731
500,000	Toyota Motor Credit Corp		05/12/08	497,625
1,000,000	Toyota Motor Credit Corp		05/16/08	996,413
1,400,000	Toyota Motor Credit Corp		06/23/08	1,392,738
1,295,000	UBS Finance (Delaware) LLC		05/05/08	1,289,680
825,000	UBS Finance (Delaware) LLC		05/14/08	820,319
1,524,000	Yorktown Capital LLC		04/11/08	1,521,883
625,000	Yorktown Capital LLC		05/01/08	623,323
500,000	Yorktown Capital LLC		05/20/08	497,904

	TOTAL COMMERCIAL PAPER			68,082,843

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 20.20%
735,000	Federal Home Loan Bank (FHLB)		04/02/08	734,953
1,770,000	Federal Home Loan Bank (FHLB)		04/16/08	1,766,888
1,135,000	Federal Home Loan Bank (FHLB)		04/23/08	1,133,079
285,000	Federal Home Loan Bank (FHLB)		04/30/08	284,334

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 700,000		Federal Home Loan Bank (FHLB)		05/30/08	$697,143
655,000		Federal Home Loan Bank (FHLB)		06/05/08	652,505
465,000		Federal Home Loan Bank (FHLB)		06/06/08	461,718
220,000		Federal Home Loan Bank (FHLB)		06/25/08	218,572
200,000		Federal Home Loan Bank (FHLB)		07/21/08	198,674
480,000		Federal Home Loan Bank (FHLB)		08/01/08	476,568
507,000		Federal Home Loan Bank (FHLB)		08/13/08	503,018
1,000,000		Federal Home Loan Mortgage Corp (FHLMC)		04/07/08	999,302
550,000		Federal Home Loan Mortgage Corp (FHLMC)		04/18/08	548,901
1,000,000		Federal Home Loan Mortgage Corp (FHLMC)		04/28/08	998,095
1,828,000		Federal Home Loan Mortgage Corp (FHLMC)		04/29/08	1,823,877
650,000		Federal Home Loan Mortgage Corp (FHLMC)		06/30/08	646,644
861,000		Federal Home Loan Mortgage Corp (FHLMC)		07/07/08	856,151
1,000,000		Federal Home Loan Mortgage Corp (FHLMC)		07/11/08	994,108
380,000		Federal Home Loan Mortgage Corp (FHLMC)		07/28/08	377,434
758,000		Federal National Mortgage Association (FNMA)		04/01/08	758,000
500,000		Federal National Mortgage Association (FNMA)		04/09/08	499,689
1,275,000		Federal National Mortgage Association (FNMA)		04/23/08	1,272,818
1,000,000		Federal National Mortgage Association (FNMA)		04/30/08	997,994
1,605,000		Federal National Mortgage Association (FNMA)		05/07/08	1,600,699
885,000		Federal National Mortgage Association (FNMA)		05/21/08	879,924
180,000		Federal National Mortgage Association (FNMA)		06/18/08	179,162
789,000		Federal National Mortgage Association (FNMA)		07/31/08	783,404

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			21,343,654

VARIABLE NOTE - 0.95%
1,000,000	i	Wachovia Bank NA	3.401%	11/25/08	1,000,000

		TOTAL VARIABLE NOTE			1,000,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $105,661,484)			105,661,484

		TOTAL PORTFOLIO - 100.02% (Cost $105,661,484)			105,661,484
		OTHER ASSETS & LIABILITIES, NET - (0.02)%			(22,108)

		NET ASSETS - 100.0%			$105,639,376

i	Floating rate or variable rate securities reflects the rate in effect as of March 31, 2008.

See Notes to Statement of Investments

NOTES TO STATEMENTS OF INVESTMENTS (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Life Funds (the “Funds” or individually, the “Fund”) is a Delaware statutory trust that was organized on August 13, 1998, and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. The Funds consist of ten series (each referred to as a “Fund”). Certain registered separate accounts (“the Account”) of TIAA-CREF Life Insurance Company (“TIAA-CREF Life”), which is a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), have various sub-accounts which correspond to and invest in the Funds.

At the commencement of operations of each of these Funds, TIAA, an affiliate, invested in each Fund. As of March 31, 2008, TIAA had investments in the Funds as follows:

Fund	Investments in Funds Held By TIAA	Percentage of Net Assets
Growth Equity	$—	—%
Growth & Income	12,373,970	16.52
International Equity	29,637,005	21.98
Large-Cap Value	23,577,613	38.57
Small-Cap Equity	20,718,389	44.12
Stock Index	—	—
Social Choice Equity	11,338,784	33.02
Real Estate Securities	33,087,399	45.91
Bond	59,108,321	65.63
Money Market	—	—

The following is a summary of the significant accounting policies consistently followed by the Funds.

Valuation of investments: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments (other than those in the Money Market Fund), with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. For the Money Market Fund, all of its investments are valued using the amortized cost. Investments in other registered investment companies are valued at their net asset value on the valuation date. Net asset value of underlying funds is calculated as of the close of business of the New York Stock Exchange (generally 4:00 pm Eastern Time). Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. Dollars at the prevailing rates of exchange on the date of valuation. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith under the direction of the Board of Trustees.

Mortgage dollar roll transactions: The Funds may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery and contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Funds’ policy is to record the dollar rolls using “to be announced” mortgage-backed securities as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the trade date of the sale transaction. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its dollar roll commitments. Dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Funds engage in dollar rolls for the purpose of enhancing their yields.

Securities lending: The Funds may lend portfolio securities to qualified borrowers, consisting of financial institutions and brokers. By lending such securities, the Funds attempt to increase their net investment income through the receipt of interest on collateral

NOTES TO STATEMENTS OF INVESTMENTS (unaudited) continued

(after rebates and fees). The loans are secured by collateral equal to at least 102% of the market value of the securities loaned for U.S. securities and 105% of the market value of securities loaned for foreign securities. All cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio. The market value of the loaned securities is determined at the close of each business day, and any additional required collateral is delivered to the Funds before the end of the following business day.

Futures contracts: The Funds may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded.

Securities purchased on a when-issued or delayed delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities (“TIPS”): The Bond Fund may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Targeted Return Index Securities (“TRAINs”): The Funds may invest in TRAINs, which are investment vehicles structured as trusts. Each trust represents an undivided investment interest in the pool of securities (generally high yield securities) underlying the trust without the brokerage and other expenses associated with holding small positions in individual securities. The Funds carry on their books the current face value of the TRAIN which represents the current face value of the underlying securities. If a security is removed from the TRAIN, the current face value will be reduced equal to the face value of the security. The holder will have the option of receiving their portion of the bond or cash. Accrual payments are based upon the underlying securities so the payment dates coincide with the individual securities in the TRAIN.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Fair Market Measurement: In September 2006, FASB also issued Statement of Accounting Standards No. 157, “Fair Value Measurement” (“SFAS 157”). This new standard applies to all entities that follow U.S. GAAP and their valuation techniques for assets and liabilities. SFAS 157 defines fair value, establishes a framework for measuring fair value under GAAP, and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

NOTES TO STATEMENTS OF INVESTMENTS (unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2008:

	Investments in Securities	Other Financial Instruments*
Growth Equity
Level 1	$46,769,793	$—
Level 2	350,000	—
Level 3	—	—
Total	$47,119,793	$—
Growth & Income
Level 1	$95,352,670	$—
Level 2	500,000	—
Level 3	—	—
Total	$95,852,670	$—
International Equity
Level 1	$146,966,385	$—
Level 2	30,307	—
Level 3	—	—
Total	$146,996,692	$—
Large-Cap Value
Level 1	$81,614,828	$—
Level 2	228,702	—
Level 3	—	—
Total	$81,843,530	$—
Small-Cap Equity
Level 1	$74,389,254	$1,256
Level 2	—	—
Level 3	—	—
Total	$74,389,254	$1,256
Stock Index
Level 1	$212,827,549	$7,512
Level 2	800,000	—
Level 3	—	—
Total	$213,627,549	$7,512
Social Choice Equity
Level 1	$34,168,365	$—
Level 2	—	—
Level 3	—	—
Total	$34,168,365	$—

NOTES TO STATEMENTS OF INVESTMENTS (unaudited) continued

	Investments in Securities	Other Financial Instruments*
Real Estate Securities
Level 1	$104,793,319	$—
Level 2	1,300,000	—
Level 3	204,400	—

Total	$106,297,719	$—

Bond
Level 1	$5,066,256	$—
Level 2	91,182,472	—
Level 3	—	—

Total	$96,248,728	$—

Money Market
Level 1	$—	$—
Level 2	105,661,484	—
Level 3	—	—

Total	$105,661,484	$—

*	Other financial instruments are derivative instruments not reflected in the statement of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred.

Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Date: May 21, 2008	By:	/s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: May 21, 2008	By:	/s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President
(principal executive officer)

Date: May 21, 2008	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX. 99.Cert.)

3(b) Section 302 certification of the principal financial officer (EX. 99.Cert.)